UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, 15th Floor

New York, NY 10022 (Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.

Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, NC 28277

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1.   Reports to Stockholders.

Global X Silver Miners ETF (ticker: SIL)
Global X Gold Explorers ETF (ticker: GLDX)
Global X Pure Gold Miners ETF (ticker: GGGG)
Global X Copper Miners ETF (ticker: COPX)
Global X Uranium ETF (ticker: URA)
Global X Lithium ETF (ticker: LIT)
Global X Fertilizers/Potash ETF (ticker: SOIL)
Global X Junior Miners ETF (ticker: JUNR)

Semi-Annual Report

April 30, 2014

Schedules of Investments
Global X Silver Miners ETF	1
Global X Gold Explorers ETF	4
Global X Pure Gold Miners ETF	6
Global X Copper Miners ETF	8
Global X Uranium ETF	11
Global X Lithium ETF	14
Global X Fertilizers/Potash ETF	17
Global X Junior Miners ETF	20

Statements of Assets and Liabilities	25

Statements of Operations	27

Statements of Changes in Net Assets	29

Financial Highlights	33

Notes to Financial Statements	35

Disclosure of Fund Expenses	47

Approval of Investment Advisory Agreement	49

Supplemental Information	54

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Silver Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.3%

CANADA—53.2%
Basic Materials — 53.2%
Alexco Resource *	988,896	$1,275,676
Aurcana *(A)	1,032,100	640,325
AuRico Gold(A)	2,730,831	11,360,257
Bear Creek Mining *	1,408,665	1,876,421
Endeavour Silver *(A)	2,003,427	9,155,661
First Majestic Silver *(A)	132,000	1,252,498
Fortuna Silver Mines *	2,472,604	10,241,889
MAG Silver *(A)	854,617	6,503,635
Pan American Silver	945,453	12,253,071
Primero Mining *	1,614,062	10,205,236
Scorpio Mining *	3,431,090	813,908
Silver Standard Resources *	1,155,274	11,448,765
Silver Wheaton	1,297,422	28,802,768
Silvercorp Metals(A)	3,077,684	6,401,583
Silvercrest Mines *	2,020,393	3,483,913
Tahoe Resources *	559,122	12,441,937
TOTAL CANADA		128,157,543

MEXICO—21.0%
Basic Materials — 21.0%
Fresnillo	1,930,325	27,751,600
Industrias Penoles	975,162	22,703,529
TOTAL MEXICO		50,455,129

PERU—3.5%
Basic Materials — 3.5%
Hochschild Mining *	3,027,101	8,433,033

UNITED KINGDOM— 4.7%
Basic Materials — 4.7%
Polymetal International	1,176,694	11,244,830

UNITED STATES— 17.9%
Basic Materials — 17.9%
Coeur d'Alene Mines *	1,226,714	10,623,343
First Majestic Silver *	935,778	8,889,891
Golden Minerals *(A)	514,637	360,246

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Silver Miners ETF

	Shares/ Number of Warrants/Face Amount(1)	Value
COMMON STOCK — continued

Basic Materials — continued
Great Panther Silver *	2,611,597	$2,846,641
Hecla Mining(A)	3,647,908	11,199,078
McEwen Mining *(A)	3,783,321	9,079,970
TOTAL UNITED STATES		42,999,169
TOTAL COMMON STOCK
(Cost $340,688,132)		241,289,704

WARRANTS — 0.0%
Coeur d'Alene Mines, Expires 04/16/17*
(Cost $–)	14,402	19,442

REPURCHASE AGREEMENTS — 6.6%
Barclays
0.040%, dated 04/30/14, to be repurchased on 05/01/14 repurchase price $15,000,017 (collateralized by U.S. Treasury Bills, ranging in par value $1,665,942-$4,288,746, 0.625%-4.625%, 08/31/16-11/15/21 with a total market value of $15,300,005) (B)	15,000,000	15,000,000
Deutsche Bank
0.040%, dated 04/30/14, to be repurchased on 05/01/14 repurchase price $1,032,910 (collateralized by U.S. Treasury Bills, par value $934,576, 4.500%, 05/15/17 with a total market value of $1,035,846) (B)	1,032,909	1,032,909
TOTAL REPURCHASE AGREEMENTS
(Cost $16,032,909)		16,032,909

TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 05/01/14	186,786	186,786
0.070%, 05/01/14, GBP	1	2
TOTAL TIME DEPOSITS
(Cost $186,788)		186,788
TOTAL INVESTMENTS — 107.0%
(Cost $356,907,829)		$257,528,843

Percentages are based on Net Assets of $240,651,874.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2014. The total value of securities on loan at April 30, 2014 was $15,150,472.

(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2014 was $16,032,909.
(1)	In U.S. Dollars unless otherwise indicated.

GBP — Great British Pound

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Silver Miners ETF

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$241,289,704	$—	$—	$241,289,704
Warrants	—	19,442	—	19,442
Repurchase Agreements	—	16,032,909	—	16,032,909
Time Deposits	—	186,788	—	186,788
Total Investments in Securities	$241,289,704	$16,239,139	$—	$257,528,843

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Gold Explorers ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares/Face Amount	Value
COMMON STOCK — 99.8%

AUSTRALIA—9.2%
Basic Materials — 9.2%
Gryphon Minerals *	11,343,614	$1,422,654
Papillon Resources *	2,130,741	2,573,287
TOTAL AUSTRALIA		3,995,941

CANADA—90.6%
Basic Materials — 90.6%
Asanko Gold *	1,166,482	2,479,725
Atac Resources *(A)	3,454,487	4,128,806
Chesapeake Gold *	620,864	1,546,425
Continental Gold *	611,144	2,174,592
Exeter Resource *	3,097,590	1,858,554
Gold Canyon Resources *	7,218,969	1,942,973
Guyana Goldfields *(A)	866,060	1,896,395
International Tower Hill Mines *	3,144,700	2,075,502
Kaminak Gold, Cl A *	3,152,748	2,301,171
Lydian International, Cl A *(A)	2,019,057	1,860,542
Newstrike Capital *	2,707,149	2,321,719
Novagold Resources *	760,348	2,684,028
Paramount Gold and Silver *(A)	1,763,550	1,781,186
Pretium Resources *(A)	364,050	2,358,246
Rubicon Minerals *	1,918,732	2,048,188
Sabina Gold & Silver *	2,384,860	1,588,384
Seabridge Gold *	257,551	2,057,833
Torex Gold Resources *	1,932,862	2,151,445
TOTAL CANADA		39,255,714
TOTAL COMMON STOCK
(Cost $64,805,399)		43,251,655

REPURCHASE AGREEMENT — 8.6%
Deutsche Bank
0.040%, dated 04/30/14, to be repurchased on 05/01/14 repurchase price $3,726,559 (collateralized by U.S. Treasury Bills, par value $3,371,787, 4.500%, 05/15/17 with a total market value of $3,737,151) (B)	$3,726,555	3,726,555
TOTAL REPURCHASE AGREEMENT
(Cost $3,726,555)		3,726,555

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Gold Explorers ETF

	Face Amount	Value
TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 05/01/14
(Cost $105,199)	$105,199	$105,199

TOTAL INVESTMENTS — 108.7%
(Cost $68,637,153)		$47,083,409

Percentages are based on Net Assets of $43,334,687.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2014. The total value of securities on loan at April 30, 2014 was $2,972,154.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of April 30, 2014 was $3,726,555.

Cl — Class

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$43,251,655	$—	$—	$43,251,655
Repurchase Agreement	—	3,726,555	—	3,726,555
Time Deposit	—	105,199	—	105,199
Total Investments in Securities	$43,251,655	$3,831,754	$—	$47,083,409

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Pure Gold Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%

AUSTRALIA—4.1%
Basic Materials — 4.1%
Medusa Mining *	74,853	$125,169
Perseus Mining *	165,342	53,761
TOTAL AUSTRALIA		178,930

CANADA—44.9%
Basic Materials — 44.9%
African Barrick Gold	38,139	159,889
Alamos Gold	19,805	185,212
Argonaut Gold *	36,547	135,044
B2Gold *	74,436	213,926
Centerra Gold	47,068	241,341
Detour Gold *	22,882	227,766
Eldorado Gold	28,994	176,863
Kinross Gold *	39,664	161,036
Osisko Mining *	32,621	233,634
SEMAFO *	55,400	207,235
TOTAL CANADA		1,941,946

CHINA—4.2%
Basic Materials — 4.2%
Real Gold Mining *(A)(B)	36,500	4,171
Zhaojin Mining Industry	294,673	176,737
TOTAL CHINA		180,908

EGYPT—6.0%
Basic Materials — 6.0%
Centamin *	238,605	260,851

JERSEY—4.8%
Basic Materials — 4.8%
Randgold Resources ADR	2,583	206,821

RUSSIA—4.4%
Basic Materials — 4.4%
Polyus Gold International *	61,261	191,350

SOUTH AFRICA— 21.8%
Basic Materials — 21.8%
AngloGold Ashanti ADR *	11,835	214,213
Gold Fields ADR	50,496	213,598

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Pure Gold Miners ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued

Basic Materials — continued
Harmony Gold Mining ADR *	64,695	$212,847
Sibanye Gold ADR	29,318	302,855
TOTAL SOUTH AFRICA		943,513

TURKEY—3.7%
Basic Materials — 3.7%
Koza Altin Isletmeleri	15,879	158,297

UNITED KINGDOM— 1.6%
Basic Materials — 1.6%
Petropavlovsk *	59,909	68,782

UNITED STATES— 4.3%
Basic Materials — 4.3%
Alacer Gold	78,215	186,965
TOTAL COMMON STOCK
(Cost $5,760,903)		4,318,363

TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 05/01/14	8,743	8,743
1.750%, 05/01/14, AUD	3	3
TOTAL TIME DEPOSITS
(Cost $8,746)		8,746
TOTAL INVESTMENTS — 100.0%
(Cost $5,769,649)		$4,327,109

Percentages are based on Net Assets of $4,327,099.

*	Non-income producing security.

ADR — American Depositary Receipt

AUD — Australian Dollar

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2014 was $4,171 and represents 0.1% of Net Assets.
(B)	Security considered illiquid. The total value of such security as of April 30, 2014 was $4,171 and represented 0.1% of Net Assets.
(1)	In U.S. Dollars unless otherwise indicated.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$4,314,192	$—	$4,171	$4,318,363
Time Deposits	—	8,746	—	8,746
Total Investments in Securities	$4,314,192	$8,746	$4,171	$4,327,109

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Copper Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.1%

AUSTRALIA—16.2%
Basic Materials — 16.2%
Cudeco *(A)	469,735	$818,217
OZ Minerals	440,749	1,506,792
PanAust	1,007,810	1,502,685
Sandfire Resources *	287,946	1,519,405
TOTAL AUSTRALIA		5,347,099

CANADA—41.3%
Basic Materials — 41.3%
Capstone Mining *	600,697	1,583,882
Copper Mountain Mining *	343,461	730,135
Copper Mountain Mining *^	12,300	25,584
First Quantum Minerals (A)	81,274	1,618,732
HudBay Minerals, Cl B	193,637	1,651,846
Imperial Metals *	122,729	1,562,036
Lundin Mining *	321,876	1,644,547
Northern Dynasty Minerals *	205,298	158,079
Taseko Mines *	633,499	1,368,358
Teck Resources, Cl B (A)	69,916	1,593,451
Turquoise Hill Resources *(A)	421,032	1,642,025
TOTAL CANADA		13,578,675

CHINA—4.5%
Basic Materials — 4.5%
Jiangxi Copper, Cl H	893,714	1,475,508

MEXICO—4.5%
Basic Materials — 4.5%
Grupo Mexico, Cl B	491,314	1,479,641

PERU—4.7%
Basic Materials — 4.7%
Southern Copper	51,774	1,560,469

POLAND—4.6%
Basic Materials — 4.6%
KGHM Polska Miedz *	42,219	1,526,223

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Copper Miners ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued

SWITZERLAND—4.8%
Basic Materials — 4.8%
Glencore Xstrata	293,770	$1,579,755

TURKEY—0.9%
Basic Materials — 0.9%
Park Elektrik Uretim Madencilik Sanayi ve Ticaret	155,431	290,023

UNITED KINGDOM— 13.8%
Basic Materials — 13.8%
Antofagasta	109,018	1,448,591
Kazakhmys *	365,587	1,469,681
Vedanta Resources	100,577	1,606,434
TOTAL UNITED KINGDOM		4,524,706

UNITED STATES— 4.8%
Basic Materials — 4.8%
Freeport-McMoRan Copper & Gold *	45,844	1,575,658
TOTAL COMMON STOCK
(Cost $40,693,366)		32,937,757

REPURCHASE AGREEMENT — 9.8%
Deutsche Bank
0.040%, dated 04/30/14, to be repurchased on 05/01/14 repurchase price $3,225,662 (collateralized by U.S. Treasury Bills, par value $2,918,576, 4.500%, 05/15/17 with a total market value of $3,234,830) (B)	3,225,658	3,225,658
TOTAL REPURCHASE AGREEMENT
(Cost $3,225,658)		3,225,658

TIME DEPOSITS — 0.0%
Brown Brothers Harriman
0.030%, 05/01/14	476	476
1.750%, 05/01/14, AUD	11	11
TOTAL TIME DEPOSITS
(Cost $487)		487
TOTAL INVESTMENTS — 109.9%
(Cost $43,919,511)		$36,163,902

Percentages are based on Net Assets of $32,908,692.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(A)	This security or a partial position of this security is on loan at April 30, 2014. The total value of securities on loan at April 30, 2014 was $3,073,757.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of April 30, 2014 was $3,225,658.
(1)	In U.S. Dollars unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Copper Miners ETF

AUD — Australian Dollar

Cl — Class

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$32,937,757	$—	$—	$32,937,757
Repurchase Agreement	—	3,225,658	—	3,225,658
Time Deposits	—	487	—	487
Total Investments in Securities	$32,937,757	$3,226,145	$—	$36,163,902

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Uranium ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%

AUSTRALIA—24.3%
Basic Materials — 24.3%
Bannerman Resources *(A)(B)	23,015,485	$1,838,793
Berkeley Resources *(A)	9,035,256	2,392,211
Energy Resources of Australia *	8,090,634	9,958,929
Greenland Minerals & Energy *(A)(B)	29,267,806	4,078,455
Paladin Energy *(B)	34,260,345	13,845,071
Silex Systems *	4,193,149	7,050,714
Syrah Resources *(B)	4,427,973	15,878,390
TOTAL AUSTRALIA		55,042,563

CANADA—56.8%
Basic Materials — 56.8%
Alpha Exploration *(B)	343,295	137,813
Cameco (B)	2,568,044	54,662,165
Denison Mines *	18,011,686	24,649,906
Energy Fuels *(A)	1,057,123	8,217,406
Fission 3.0 *	6,232,075	625,453
Fission Uranium *(B)	8,544,402	9,432,714
Laramide Resources *(A)	4,949,335	2,393,274
Mega Uranium *(A) (B)	18,804,460	3,774,446
UEX *(A)	13,437,457	5,333,054
Uranium Participation *(B)	4,464,519	19,551,746
TOTAL CANADA		128,777,977

FRANCE—6.5%
Utilities — 6.5%
Areva *	585,228	14,728,130

UNITED STATES— 12.3%
Basic Materials — 12.3%
Uranerz Energy *(A)	5,974,816	8,962,224
Uranium Energy *(B)	4,404,237	4,712,534
Uranium Resources *	1,008,308	2,712,348
Ur-Energy *(A) (B)	9,090,368	10,908,442

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Uranium ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued

Basic Materials — continued
USEC *	178,464	$603,208
TOTAL UNITED STATES		27,898,756
TOTAL COMMON STOCK
(Cost $271,136,518)		226,447,426

U.S. TREASURY OBLIGATION — 13.2%
United States Treasury Bills
0.002%, 05/22/14 (C)
(Cost $29,999,965)	30,000,000	29,999,790

REPURCHASE AGREEMENTS — 15.0%
Barclays
0.040%, dated 04/30/14, to be repurchased on 05/01/14 repurchase price $32,000,036 (collateralized by U.S. Treasury Bills, ranging in par value $3,554,009-$9,149,325, 0.625%-4.625%, 08/31/16-11/15/21 with a total market value of $32,640,011) (D)	32,000,000	32,000,000
Deutsche Bank
0.040%, dated 04/30/14, to be repurchased on 05/01/14 repurchase price $1,999,962 (collateralized by U.S. Treasury Bills, par value $1,809,564, 4.500%, 05/15/17 with a total market value of $2,005,647) (D)	1,999,960	1,999,960
TOTAL REPURCHASE AGREEMENTS
(Cost $33,999,960)		33,999,960

TIME DEPOSITS — 0.0%
Brown Brothers Harriman
1.750%, 05/01/14, AUD	15,297	14,211
0.070%, 05/01/14, GBP	5	8
TOTAL TIME DEPOSITS
(Cost $14,219)		14,219
TOTAL INVESTMENTS — 128.1%
(Cost $335,150,662)		$290,461,395

Percentages are based on Net Assets of $226,706,925.

*	Non-income producing security.
(A)	Affiliated investment (see Note 3).
(B)	This security or a partial position of this security is on loan at April 30, 2014. The total value of securities on loan at April 30, 2014 was $30,625,245.
(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2014 was $33,999,960.
(1)	In U.S. Dollars unless otherwise indicated.

AUD — Australian Dollar

GBP — Great British Pound

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Uranium ETF

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$226,447,426	$—	$—	$226,447,426
U.S. Treasury Obligation	—	29,999,790	—	29,999,790
Repurchase Agreements	—	33,999,960	—	33,999,960
Time Deposits	—	14,219	—	14,219
Total Investments in Securities	$226,447,426	$64,013,969	$—	$290,461,395

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Lithium ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.1%

AUSTRALIA—3.1%
Basic Materials — 3.1%
Galaxy Resources *(A)	6,920,461	$372,887
Orocobre *	578,800	1,199,079
Reed Resources *(A)	13,209,631	282,249
TOTAL AUSTRALIA		1,854,215

CANADA—1.5%
Basic Materials — 1.5%
Avalon Rare Metals *(A)	592,024	334,889
RB Energy *(A)	866,796	545,677
TOTAL CANADA		880,566

CHILE—8.4%
Basic Materials — 8.4%
Sociedad Quimica y Minera de Chile ADR	156,908	5,005,365

CHINA—4.6%
Industrials — 4.6%
BYD, Cl H	502,300	2,704,909

FRANCE—4.8%
Industrials — 4.8%
Saft Groupe	80,537	2,863,711

HONG KONG— 5.9%
Industrials — 5.9%
Coslight Technology International Group *	824,473	574,253
Sinopoly Battery *	46,825,200	2,899,038
TOTAL HONG KONG		3,473,291

JAPAN—9.0%
Industrials — 9.0%
GS Yuasa (A)	449,494	2,541,278
Panasonic	254,900	2,789,975
TOTAL JAPAN		5,331,253

SOUTH KOREA— 8.0%
Basic Materials — 4.1%
LG Chemical	9,453	2,406,018

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Lithium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Industrials — 3.9%
Samsung SDI	15,775	$2,305,260
TOTAL SOUTH KOREA		4,711,278

TAIWAN—10.1%
Industrials — 10.1%
Changs Ascending Enterprise *	239,217	541,046
Dynapack International Technology	980,000	2,550,765
Simplo Technology	560,300	2,913,011
TOTAL TAIWAN		6,004,822

UNITED STATES— 44.7%
Basic Materials — 39.3%
Avalon Rare Metals *(A)	206,382	116,606
FMC	158,590	12,211,430
Rockwood Holdings	153,887	10,933,671
		23,261,707
Industrials — 5.4%
Johnson Controls	66,478	3,000,817
Ultralife *	57,513	207,047
		3,207,864
TOTAL UNITED STATES		26,469,571
TOTAL COMMON STOCK
(Cost $54,884,109)		59,298,981

REPURCHASE AGREEMENT — 3.0%
Deutsche Bank
0.040%, dated 04/30/14, to be repurchased on 05/01/14 repurchase price $1,762,542 (collateralized by U.S. Treasury Bills, par value $1,594,746, 4.500%, 05/15/17 with a total market value of $1,767,552) (B)	$1,762,540	1,762,540
(Cost $1,762,540)		1,762,540
TOTAL INVESTMENTS — 103.1%
(Cost $56,646,649)		$61,061,521

Percentages are based on Net Assets of $59,229,393.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2014. The total value of securities on loan at April 30, 2014 was $1,588,628.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of April 30, 2014 was $1,762,540.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Lithium ETF

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$59,298,981	$—	$—	$59,298,981
Repurchase Agreement	—	1,762,540	—	1,762,540
Total Investments in Securities	$59,298,981	$1,762,540	$—	$61,061,521

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Fertilizers/Potash ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%

AUSTRALIA—8.7%
Basic Materials — 8.7%
Incitec Pivot	348,013	$931,112
Nufarm	185,847	716,503
TOTAL AUSTRALIA		1,647,615

CANADA—10.2%
Basic Materials — 10.2%
Agrium	348	33,424
Agrium ^	9,520	914,586
Potash Corp of Saskatchewan	27,230	984,637
TOTAL CANADA		1,932,647

CHILE—5.5%
Basic Materials — 5.5%
Sociedad Quimica y Minera de Chile ADR	32,932	1,050,531

CHINA—6.7%
Basic Materials — 6.7%
China BlueChemical	1,359,916	729,690
Sinofert Holdings *	4,433,085	548,922
TOTAL CHINA		1,278,612

GERMANY—5.8%
Basic Materials — 5.8%
K+S	31,663	1,107,195

ISRAEL—10.2%
Basic Materials — 10.2%
Israel Chemicals	110,771	981,430
The Israel Corp *	1,708	962,956
TOTAL ISRAEL		1,944,386

NETHERLANDS—5.1%
Industrials — 5.1%
OCI *	22,453	960,202

NORWAY—5.0%
Basic Materials — 5.0%
Yara International	20,159	951,603

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Fertilizers/Potash ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued

RUSSIA—3.7%
Basic Materials — 3.7%
Uralkali GDR	31,685	$701,823

SOUTH KOREA— 2.6%
Basic Materials — 2.6%
Namhae Chemical *	51,448	482,963

SWITZERLAND—4.6%
Basic Materials — 4.6%
Syngenta	2,223	880,511

TAIWAN—4.0%
Basic Materials — 4.0%
Taiwan Fertilizer	377,382	749,815

TURKEY—4.3%
Basic Materials — 4.3%
Bagfas Bandirma Gubre Fabrik *	19,871	400,892
Gubre Fabrikalari	206,388	409,541
TOTAL TURKEY		810,433

UNITED STATES— 23.5%
Basic Materials — 23.5%
CF Industries Holdings	4,022	986,074
Intrepid Potash *	53,841	877,608
Mosaic	18,012	901,320
Scotts Miracle-Gro, Cl A	15,034	920,231
Terra Nitrogen	5,162	772,287
TOTAL UNITED STATES		4,457,520
TOTAL COMMON STOCK
(Cost $23,830,703)		18,955,856

TIME DEPOSITS — 1.2%
Brown Brothers Harriman
1.750%, 05/01/14, AUD	5	5
0.240%, 05/01/14, CAD	261,191	238,302
0.650%, 05/01/14, NOK	9	2
TOTAL TIME DEPOSITS
(Cost $238,309)		238,309
TOTAL INVESTMENTS — 101.1%
(Cost $24,069,012)		$19,194,165

Percentages are based on Net Assets of $18,981,144.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(1)	In U.S. Dollars unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Fertilizers/Potash ETF

ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
Cl — Class
GDR — Global Depositary Receipt
NOK — Norwegian Krone

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,955,856	$—	$—	$18,955,856
Time Deposits	—	238,309	—	238,309
Total Investments in Securities	$18,955,856	$238,309	$—	$19,194,165

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Junior Miners ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.1%

AUSTRALIA—18.7%
Basic Materials — 18.7%
Aquila Resources *	15,297	$35,527
Arrium	118,607	131,121
Atlas Iron	65,184	54,803
Beadell Resources *	76,277	46,768
Cudeco *	10,434	18,175
Evolution Mining	42,597	33,834
Independence Group	18,726	75,326
Lynas *(A)	189,603	29,063
Medusa Mining *	18,602	31,106
Mount Gibson Iron	50,469	34,226
Northern Star Resources	41,559	45,172
OceanaGold *	19,970	50,091
OZ Minerals	27,300	93,331
Paladin Energy *	67,805	27,401
PanAust	45,145	67,313
Regis Resources	30,100	67,950
Resolute Mining *	61,095	34,338
Sandfire Resources *	8,413	44,393
Silver Lake Resources *	31,493	11,995
Sundance Resources *	302,496	25,292
Syrah Resources *	6,436	23,079
Western Areas	11,550	44,314
TOTAL AUSTRALIA		1,024,618

BELGIUM—0.9%
Basic Materials — 0.9%
Nyrstar *	12,807	50,958

BRAZIL—0.1%
Basic Materials — 0.1%
MMX Mineracao e Metalicos *	4,425	5,100

CANADA—40.2%
Basic Materials — 40.2%
African Barrick Gold *	9,300	38,988
Alamos Gold	11,396	106,573
Argonaut Gold *	12,807	47,323

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued

Basic Materials — continued
AuRico Gold	22,147	$92,132
B2Gold *	58,236	167,368
Capstone Mining *	32,152	84,777
Centerra Gold	15,128	77,569
Continental Gold *	9,826	34,963
Denison Mines *	35,051	47,969
Detour Gold *	11,853	117,984
Dundee Precious Metals *	9,266	30,773
Endeavour Silver *	8,855	40,467
Fortuna Silver Mines *	12,522	51,868
Gabriel Resources *	19,158	16,780
HudBay Minerals, Cl B	15,452	131,815
IAMGOLD *^	5,313	18,517
IAMGOLD *	28,109	98,100
MAG Silver *	4,575	34,728
Nevsun Resources	2,788	10,098
Nevsun Resources^	15,746	57,316
Novagold Resources *	20,826	73,516
Pan American Silver	13,275	172,044
Premier Gold Mines *	14,844	27,628
Primero Mining *	7,500	47,420
Rio Alto Mining *	14,499	28,970
Rubicon Minerals *	3,930	4,195
Rubicon Minerals *^	20,716	22,580
Sandstorm Gold *	1,240	6,867
Sandstorm Gold *^	7,373	41,363
Seabridge Gold *	3,949	31,553
SEMAFO *	24,546	91,819
Sherritt International	25,079	106,169
Silver Standard Resources *	7,269	72,036
Silvercorp Metals	14,868	30,925
Taseko Mines *	16,921	36,549
Thompson Creek Metals *	13,701	36,719
Torex Gold Resources *	54,364	60,512
TOTAL CANADA		2,196,973

CHINA—1.0%
Basic Materials — 1.0%
Hidili Industry International Development *	87,293	10,246

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued

Basic Materials — continued
Zhaojin Mining Industry	74,500	$44,683
TOTAL CHINA		54,929

EGYPT—1.8%
Basic Materials — 1.8%
Centamin *	92,362	100,973

FINLAND—0.4%
Basic Materials — 0.4%
Talvivaara Mining *	171,763	20,136

HONG KONG— 2.7%
Basic Materials — 2.7%
China Precious Metal Resources Holdings *	292,400	29,417
Shougang Fushan Resources Group	392,236	117,879
TOTAL HONG KONG		147,296

INDONESIA—0.7%
Basic Materials — 0.7%
Aneka Tambang Persero	357,147	36,297

IRELAND—0.9%
Basic Materials — 0.9%
Kenmare Resources *	238,919	50,424

JAPAN—3.6%
Basic Materials — 3.6%
Pacific Metals *	12,865	59,773
Toho Zinc	11,447	36,390
UACJ	25,162	99,432
TOTAL JAPAN		195,595

PERU—0.8%
Basic Materials — 0.8%
Hochschild Mining *	15,100	42,066

RUSSIA—0.2%
Basic Materials — 0.2%
Raspadskaya *	18,627	9,063

SOUTH AFRICA— 5.2%
Basic Materials — 5.2%
Harmony Gold Mining ADR *	19,274	63,412
Northam Platinum *	19,617	76,450
Sibanye Gold ADR	14,037	145,002
TOTAL SOUTH AFRICA		284,864

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued

TURKEY—0.8%
Basic Materials — 0.8%
Koza Altin Isletmeleri *	3,600	$35,888
Park Elektrik Uretim Madencilik Sanayi ve Ticaret	3,900	7,277
TOTAL TURKEY		43,165

UNITED KINGDOM— 2.5%
Basic Materials — 2.5%
African Minerals	21,533	45,263
Ferrexpo	13,315	32,732
Kazakhmys *	9,700	38,995
Petropavlovsk *	18,404	21,130
TOTAL UNITED KINGDOM		138,120

UNITED STATES— 19.6%
Basic Materials — 19.6%
Alacer Gold	21,616	51,671
Allied Nevada Gold *	8,638	29,283
Alpha Natural Resources *	19,625	84,388
Arch Coal	19,073	87,354
Century Aluminum *	4,850	66,687
Cloud Peak Energy *	5,426	106,838
Coeur d'Alene Mines *	9,120	78,979
First Majestic Silver *	10,104	95,988
Gold Resource	3,411	15,725
Hecla Mining	30,692	94,224
McEwen Mining *	18,229	43,750
Molycorp *	14,148	67,203
RTI International Metals *	2,705	76,173
Stillwater Mining *	11,042	174,243
TOTAL UNITED STATES		1,072,506
TOTAL COMMON STOCK
(Cost $6,401,436)		5,473,083
TOTAL INVESTMENTS — 100.1%
(Cost $6,401,436)		$5,473,083

Percentages are based on Net Assets of $5,466,177.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2014 was $29,063 and represents 0.6% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Junior Miners ETF

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,434,957	$38,126	$—	$5,473,083
Total Investments in Securities	$5,434,957	$38,126	$—	$5,473,083

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

24

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Pure Gold Miners ETF	Global X Copper Miners ETF
Assets:
Cost of Investments	$340,874,920	$64,910,598	$5,769,649	$40,693,853
Cost of Repurchase Agreements	16,032,909	3,726,555	—	3,225,658
Investments, at Value	$241,495,934 *	$43,356,854 *	$4,327,109	$32,938,244 *
Repurchase Agreements, at Value	16,032,909	3,726,555	—	3,225,658
Cash	3,006	—	—	—
Receivable for Investment Securities Sold	9,303,286	—	—	1,153,819
Receivable for Capital Shares Sold	3,125,000	—	—	—
Dividend and Interest Receivable	229,327	7,639	2,055	108,370
Unrealized Appreciation on Spot Foreign Currency Contracts	1,338	—	—	200
Total Assets	270,190,800	47,091,048	4,329,164	37,426,291
Liabilities:
Obligation to Return Securities Lending Collateral	16,032,909	3,726,555	—	3,225,658
Payable for Investment Securities Purchased	13,375,740	3,838	—	1,274,094
Payable due to Investment Adviser	128,127	23,282	2,065	17,405
Unrealized Depreciation on Spot Foreign Currency Contracts	2,150	3	—	442
Foreign Currency Overdraft	—	2,683	—	—
Total Liabilities	29,538,926	3,756,361	2,065	4,517,599
Net Assets	$240,651,874	$43,334,687	$4,327,099	$32,908,692
Net Assets Consist of:
Paid-in Capital	$460,779,789	$94,798,618	$7,653,672	$50,196,514
Distributions in Excess of Net Investment Income/(Accumulated Net Investment Loss)	(343,649)	(1,485,104)	(59,777)	(113,373)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(120,404,371)	(28,425,083)	(1,824,256)	(9,418,360)
Net Unrealized Depreciation on Investments	(99,378,986)	(21,553,744)	(1,442,540)	(7,755,609)
Net Unrealized Depreciation on Foreign Currency Translations	(909)	—	—	(480)
Net Assets	$240,651,874	$43,334,687	$4,327,099	$32,908,692
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	19,250,000	3,124,758	349,960	3,500,000

Net Asset Value, Offering and Redemption Price Per Share	$12.50	$13.87	$12.36	$9.40
*Includes Market Value of Securities on Loan	$15,150,472	$2,972,154	$—	$3,073,757

The accompanying notes are an integral part of the financial statements.

25

Statements of Assets and Liabilities
April 30, 2014 (Unaudited)

	Global X Uranium ETF	Global X Lithium ETF	Global X Fertilizers/Potash ETF	Global X Junior Miners ETF
Assets:
Cost of Investments	$241,839,748	$54,884,109	$24,069,012	$6,401,436
Cost of Affiliated Investments	59,310,954	—	—	—
Cost of Repurchase Agreements	33,999,960	1,762,540	—	—
Investments, at Value	$208,563,130 *	$59,298,981 *	$19,194,165	$5,473,083
Affiliated Investments, at Value	47,898,305	—	—	—
Repurchase Agreements, at Value	33,999,960	1,762,540	—	—
Dividend and Interest Receivable	56,328	69,216	16,827	2,451
Receivable for Investment Securities Sold	18,468	921,663	—	—
Unrealized Appreciation on Spot Foreign Currency Contracts	3	—	—	—
Reclaim Receivable	—	18,025	20,692	889
Total Assets	290,536,194	62,070,425	19,231,684	5,476,423
Liabilities:
Obligation to Return Securities Lending Collateral	33,999,960	1,762,540	—	—
Cash Overdraft	29,692,340	65,218	239,955	7,144
Payable due to Investment Adviser	136,924	37,221	10,585	3,102
Unrealized Depreciation on Spot Foreign Currency Contracts	45	188	—	—
Payable for Investment Securities Purchased	—	975,865	—	—
Total Liabilities	63,829,269	2,841,032	250,540	10,246
Net Assets	$226,706,925	$59,229,393	$18,981,144	$5,466,177
Net Assets Consist of:
Paid-in Capital	$483,277,645	$105,194,940	$25,357,078	$9,129,350
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss)	(738,740)	(64,457)	70,741	(22,217)
Accumulated Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(211,142,712)	(50,316,630)	(1,572,907)	(2,712,663)
Net Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	(44,689,267)	4,414,872	(4,874,847)	(928,353)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(1)	668	1,079	60
Net Assets	$226,706,925	$59,229,393	$18,981,144	$5,466,177
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	14,765,071	4,500,000	1,600,000	333,201

Net Asset Value, Offering and Redemption Price Per Share	$15.35	$13.16	$11.86	$16.41
*Includes Market Value of Securities on Loan	$30,625,245	$1,588,628	$—	$—

The accompanying notes are an integral part of the financial statements.

26

Statements of Operations
For the period ended April 30, 2014 (Unaudited)

	Global X Silver Miners ETF	Global X Gold Explorers ETF		Global X Pure Gold Miners ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$1,314,147	$—		$24,061	$249,686
Interest Income	342	14		—	10
Security Lending Income	85,101	16,494		—	11,001
Less: Foreign Taxes Withheld	(91,796)	—		(3,286)	(4,969)
Total Investment Income	1,307,794	16,508		20,775	255,728
Supervision and Administration Fees(1)	718,725	114,560		10,501	100,470
Total Expenses	718,725	114,560		10,501	100,470
Net Investment Income (Loss)	589,069	(98,052)		10,274	155,258
Net Realized Loss on:
Investments	(38,120,395)	(4,505,313	)(2)	(766,183)	(3,195,603	)(2)
Foreign Currency Transactions	(21,253)	(4,058)		(887)	(8,885)
Net Realized Loss on Investments and Foreign Currency Transactions	(38,141,648)	(4,509,371)		(767,070)	(3,204,488)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	30,815,905	3,957,016		859,336	2,099,842
Foreign Currency Translations	9,361	(26)		—	4,304
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	30,825,266	3,956,990		859,336	2,104,146
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(7,316,382)	(552,381)		92,266	(1,100,342)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,727,313)	$(650,433)		$102,540	$(945,084)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

27

Statements of Operations
For the period ended April 30, 2014 (Unaudited)

	Global X Uranium ETF	Global X Lithium ETF	Global X Fertilizers/Potash ETF	Global X Junior Miners ETF
Investment Income:
Dividend Income	$365,557	$405,595	$205,065	$32,981
Interest Income	297	47	22,965	2
Security Lending Income	264,242	19,635	—	—
Less: Foreign Taxes Withheld	(54,833)	(37,604)	(21,483)	(4,056)
Total Investment Income	575,263	387,673	206,547	28,927
Supervision and Administration Fees(1)	595,606	196,866	70,950	19,063
Total Expenses	595,606	196,866	70,950	19,063
Net Investment Income (Loss)	(20,343)	190,807	135,597	9,864
Net Realized Gain (Loss) on:
Investments(2)	(2,935,384)	(9,604,745)	(145,563)	(159,905)
Affiliated Investments	(9,680,613)	—	—	—
Foreign Currency Transactions	(23,092)	(6,017)	1,411	1,370
Net Realized Loss on Investments and Foreign Currency Transactions	(12,639,089)	(9,610,762)	(144,152)	(158,535)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,104,278	9,795,766	473,787	123,568
Affiliated Investments	9,116,698	—	—	—
Foreign Currency Translations	5	(1,816)	421	18
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	11,220,981	9,793,950	474,208	123,586
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(1,418,108)	183,188	330,056	(34,949)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,438,451)	$373,995	$465,653	$(25,085)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

28

Statements of Changes in Net Assets

	Global X Silver Miners ETF			Global X Gold Explorers ETF
	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)		Period Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013 (Audited)
Operations:
Net Investment Income (Loss)	$589,069	$1,799,528		$(98,052)		$(219,006)
Net Realized Loss on Investments and Foreign Currency Transactions	(38,141,648)	(52,723,423	)(1)	(4,509,371	)(1)	(14,771,461	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	30,825,266	(137,292,070)		3,956,990		(16,783,162)
Net Decrease in Net Assets Resulting from Operations	(6,727,313)	(188,215,965)		(650,433)		(31,773,629)
Dividends and Distributions from:
Net Investment Income	(1,275,569)	(3,117,053)		—		(1,890,494)
Total Dividends and Distributions	(1,275,569)	(3,117,053)		—		(1,890,494)
Capital Share Transactions:
Issued	30,415,000	62,405,000		14,002,500		25,777,500
Redeemed	—	(38,799,000)		(2,037,000)		(1,345,123)
Increase in Net Assets from Capital Share Transactions	30,415,000	23,606,000		11,965,500		24,432,377
Total Increase (Decrease) in Net Assets	22,412,118	(167,727,018)		11,315,067		(9,231,746)
Net Assets:
Beginning of Period	218,239,756	385,966,774		32,019,620		41,251,366
End of Period	$240,651,874	$218,239,756		$43,334,687		$32,019,620
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss)	$(343,649)	$342,851		$(1,485,104)		$(1,387,052)
Share Transactions:
Issued	2,300,000	3,450,000		900,000		1,287,500	(2)
Redeemed	—	(1,950,000)		(150,000)		(100,242	)(2)
Net Increase in Shares Outstanding from Share Transactions	2,300,000	1,500,000		750,000		1,187,258

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 4 reverse share split on May 16, 2013. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

29

Statements of Changes in Net Assets

	Global X Pure Gold Miners ETF			Global X Copper Miners ETF
	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)		Period Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013 (Audited)
Operations:
Net Investment Income	$10,274	$30,834		$155,258		$503,553
Net Realized Loss on Investments and Foreign Currency Transactions	(767,070)	(829,765)		(3,204,488	)(1)	(4,403,652	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	859,336	(1,351,098)		2,104,146		(2,860,215)
Net Increase (Decrease) in Net Assets Resulting from Operations	102,540	(2,150,029)		(945,084)		(6,760,314)
Dividends and Distributions from:
Net Investment Income	(34,586)	(5,222)		(225,417)		(1,026,703)
Total Dividends and Distributions	(34,586)	(5,222)		(225,417)		(1,026,703)
Capital Share Transactions:
Issued	637,000	1,128,500		1,730,500		13,827,500
Redeemed	—	(517)		(479,500)		(4,253,000)
Increase in Net Assets from Capital Share Transactions	637,000	1,127,983		1,251,000		9,574,500
Total Increase (Decrease) in Net Assets	704,954	(1,027,268)		80,499		1,787,483
Net Assets:
Beginning of Period	3,622,145	4,649,413		32,828,193		31,040,710
End of Period	$4,327,099	$3,622,145		$32,908,692		$32,828,193
Distributions in Excess of Net Investment Income	$(59,777)	$(34,465)		$(113,373)		$(43,214)
Share Transactions:
Issued	50,000	100,000	(2)	200,000		1,350,000
Redeemed	—	(40	)(2)	(50,000)		(400,000)
Net Increase in Shares Outstanding from Share Transactions	50,000	99,960		150,000		950,000

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

(2) Adjusted to reflect the effect of a 1 for 2 reverse share split on May 16, 2013. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

30

Statements of Changes in Net Assets

	Global X Uranium ETF			Global X Lithium ETF
	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)		Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)
Operations:
Net Investment Income (Loss)	$(20,343)	$679,183		$190,807	$119,219
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(12,639,089)	(117,718,649)		(9,610,762)	(6,709,625)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	11,220,981	70,217,355		9,793,950	1,798,258
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,438,451)	(46,822,111)		373,995	(4,792,148)
Dividends and Distributions from:
Net Investment Income	(734,117)	(2,536,311)		(160,079)	(1,597,778)
Total Dividends and Distributions	(734,117)	(2,536,311)		(160,079)	(1,597,778)
Capital Share Transactions:
Issued	112,578,000	33,324,000		10,505,000	—
Redeemed	(2,569,500)	(762,848)		(2,595,000)	(12,375,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	110,008,500	32,561,152		7,910,000	(12,375,500)
Total Increase (Decrease) in Net Assets	107,835,932	(16,797,270)		8,123,916	(18,765,426)
Net Assets:
Beginning of Period	118,870,993	135,668,263		51,105,477	69,870,903
End of Period	$226,706,925	$118,870,993		$59,229,393	$51,105,477
Undistributed (Distributions in Excess of) Net Investment Income	$(738,740)	$15,720		$(64,457)	$(95,185)
Share Transactions:
Issued	6,700,000	1,816,667	(2)	750,000	—
Redeemed	(150,000)	(51,596	)(2)	(200,000)	(900,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	6,550,000	1,765,071		550,000	(900,000)

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 3 reverse share split on May 16, 2013. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

31

Statements of Changes in Net Assets

	Global X Fertilizers/Potash ETF		Global X Junior Miners ETF
	Period Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013 (Audited)	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)
Operations:
Net Investment Income	$135,597	$485,091	$9,864	$22,860
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(144,152)	(102,022)	(158,535)	(600,164)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	474,208	(3,832,165)	123,586	(1,296,295)
Net Increase (Decrease) in Net Assets Resulting from Operations	465,653	(3,449,096)	(25,085)	(1,873,599)
Dividends and Distributions from:
Net Investment Income	(366,898)	(330,509)	—	(337,710)
Total Dividends and Distributions	(366,898)	(330,509)	—	(337,710)
Capital Share Transactions:
Issued	—	4,105,000	742,500	5,786,500
Redeemed	(3,981,500)	(5,845,000)	(788,000)	(748,458)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,981,500)	(1,740,000)	(45,500)	5,038,042
Total Increase (Decrease) in Net Assets	(3,882,745)	(5,519,605)	(70,585)	2,826,733
Net Assets:
Beginning of Period	22,863,889	28,383,494	5,536,762	2,710,029
End of Period	$18,981,144	$22,863,889	$5,466,177	$5,536,762
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss)	$70,741	$302,042	$(22,217)	$(32,081)
Share Transactions:
Issued	—	350,000	50,000	300,000	(2)
Redeemed	(350,000)	(450,000)	(50,000)	(50,132	)(2)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(350,000)	(100,000)	—	249,868

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 3 reverse share split on May 16, 2013. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

32

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Net Realized Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X Silver Miners ETF
2014(Unaudited)	12.88	0.03	(0.34)	(0.31)	(0.07)	—	(0.07)	12.50	(2.30)	240,652	0.65	†	0.53	†	13.03	††
2013	24.98	0.11	(12.01)	(11.90)	(0.20)	—	(0.20)	12.88	(47.97)	218,240	0.65		0.67		23.79
2012	23.66	0.13	1.23	1.36	(0.04)	—	(0.04)	24.98	5.76	385,967	0.65		0.62		18.13
2011	20.20	0.04	3.66	3.70	(0.24)	—	(0.24)	23.66	18.20	363,106	0.65		0.16		26.50
2010(1)	14.50	0.05	5.65	5.70	—	—	—	20.20	39.31	171,672	0.65	†	0.61	†	0.35	††
Global X Gold Explorers ETF
2014(Unaudited)	13.48	(0.04)	0.43 ^	0.39	—	—	—	13.87	2.89	43,335	0.65	†	(0.56	)†	20.78	††
2013(2)	34.72	(0.12)	(19.68)	(19.80)	(1.44)	—	(1.44)	13.48	(59.16)	32,020	0.65		(0.65)		31.73
2012(2)	53.44	(0.24)	(17.46)	(17.70)	(1.02)	—	(1.02)	34.72	(33.42)	41,251	0.65		(0.65)		43.12
2011(2)(3)	61.96	(0.42)	(8.10)	(8.52)	—	—	—	53.44	(13.75)	27,392	0.65	†	(0.65	)†	29.96	††
Global X Pure Gold Miners ETF
2014(Unaudited)	12.08	0.03	0.37	0.40	(0.12)	—	(0.12)	12.36	3.53	4,327	0.59	†	0.58	†	16.32	††
2013(4)	23.24	0.13	(11.26)	(11.13)	(0.03)	—	(0.03)	12.08	(47.95)	3,622	0.59		0.86		35.86
2012(4)	29.34	0.08	(5.68)	(5.60)	(0.50)	—	(0.50)	23.24	(19.13)	4,649	0.59		0.32		19.23
2011(4)(5)	30.30	0.02	(0.98)	(0.96)	—	—	—	29.34	(3.17)	5,134	0.59	†	0.10	†	7.61	††
Global X Copper Miners ETF
2014(Unaudited)	9.80	0.05	(0.38)	(0.33)	(0.07)	—	(0.07)	9.40	(3.39)	32,909	0.65	†	1.00	†	11.48	††
2013	12.93	0.17	(2.87)	(2.70)	(0.43)	—	(0.43)	9.80	(21.69)	32,828	0.65		1.63		37.06
2012	14.92	0.24	(1.32)	(1.08)	(0.57)	(0.34)	(0.91)	12.93	(7.08)	31,041	0.65		1.84		28.90
2011	16.63	0.35	(1.97)	(1.62)	(0.09)	—	(0.09)	14.92	(9.85)	45,517	0.65		1.91		15.78
2010(1)	14.40	—	2.23	2.23	—	—	—	16.63	15.49	29,929	0.65	†	0.06	†	1.36	††

(1)	The Fund commenced operations on April 19, 2010.
(2)	Per share amounts have been adjusted for a 1 for 4 reverse share split on May 16, 2013. For more information see Note 10 in the Notes to Financial Statements.
(3)	The Fund commenced operations on November 3, 2010.
(4)	Per share amounts have been adjusted for a 1 for 2 reverse share split on May 16, 2013. For more information see Note 10 in the Notes to Financial Statements.
(5)	The Fund commenced operations on March 14, 2011.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

33

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Net Realized Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X Uranium ETF
2014(Unaudited)	14.47	— ‡	0.96 ^	0.96	(0.08)	—	(0.08)	15.35	6.67	226,707	0.69	†	(0.02	)†	4.40	††
2013(1)	21.03	0.09	(6.28)	(6.19)	(0.37)	—	(0.37)	14.47	(29.88)	118,871	0.69		0.51		73.16
2012(1)	30.27	0.08	(9.32)	(9.24)	—	—	—	21.03	(30.53)	135,668	0.69		0.30		55.90
2011(1)(2)	50.34	0.44	(19.34)	(18.90)	(1.17)	—	(1.17)	30.27	(38.70)	199,349	0.69	†	1.10	†	24.17	††
Global X Lithium ETF
2014(Unaudited)	12.94	0.05	0.21	0.26	(0.04)	—	(0.04)	13.16	2.03	59,229	0.75	†	0.73	†	29.65	††
2013	14.41	0.03	(1.15)	(1.12)	(0.35)	—	(0.35)	12.94	(8.00)	51,105	0.75		0.21		38.46
2012	15.90	0.21	(1.68)	(1.47)	(0.02)	—	(0.02)	14.41	(9.25)	69,871	0.75		1.40		28.78
2011	19.83	(0.04)	(3.62)	(3.66)	(0.25)	(0.02)	(0.27)	15.90	(18.86)	107,301	0.75		(0.22)		24.87
2010(3)	15.51	(0.03)	4.35	4.32	—	—	—	19.83	27.85	78,317	0.75	†	(0.62	)†	5.55	††
Global X Fertilizers/Potash ETF
2014(Unaudited)	11.73	0.08	0.24	0.32	(0.19)	—	(0.19)	11.86	2.79	18,981	0.69	†	1.32	†	12.07	††
2013	13.85	0.25	(2.21)	(1.96)	(0.16)	—	(0.16)	11.73	(14.33)	22,864	0.69		1.93		14.12
2012	14.06	0.19	(0.29)	(0.10)	(0.09)	(0.02)	(0.11)	13.85	(0.61)	28,383	0.69		1.42		24.05
2011(4)	15.05	0.06	(1.05)	(0.99)	—	—	—	14.06	(6.58)	35,160	0.69	†	0.90	†	7.55	††
Global X Junior Miners ETF
2014(Unaudited)	16.62	0.03	(0.24)	(0.21)	—	—	—	16.41	(1.26)	5,466	0.69	†	0.36	†	10.11	††
2013(1)	32.52	0.12	(12.64)	(12.52)	(3.38)	—	(3.38)	16.62	(42.49)	5,537	0.69		0.60		37.23
2012(1)	34.59	(0.18)	(1.03)	(1.21)	(0.86)	—	(0.86)	32.52	(3.16)	2,710	0.75		(0.57)		167.10
2011(1)(5)	45.12	(0.20)	(10.33)	(10.53)	—	—	—	34.59	(23.34)	2,882	0.75	†	(0.77	)†	28.23	††

(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on May 16, 2013. For more information see Note 10 in the Notes to Financial Statements.
(2)	The Fund commenced operations on November 4, 2010.
(3)	The Fund commenced operations on July 22, 2010.
(4)	The Fund commenced operations on May 25, 2011.
(5)	The Fund commenced operations on March 16, 2011.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
‡	Less than $0.01 per share.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34

Notes to Financial Statements
April 30, 2014 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2014, the Trust had seventy-nine portfolios, forty of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Pure Gold Miners ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium ETF, Global X Fertilizers/Potash ETF and Global X Junior Miners ETF (the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Directors (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been

35

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (“Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2014, there were $4,171 and $29,063 of fair valued securities in the Global X Pure Gold Miners ETF and the Global X Junior Miners ETF, respectively. There were no other securities priced using the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

36

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

For the period ended April 30, 2014 there have been no significant changes to the Funds’ fair valuation methodologies.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank N.A. and Bank of New York Mellon and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For Financial Statement purposes, the Funds gross up the securities lending collateral (included in Repurchase Agreements, at Value) and obligation to return securities lending collateral on the Statements of Assets and Liabilities.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period.

However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

37

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants“) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit	Transaction		Redemption
	Shares	Fee	Value	Fee
Global X Silver Miners ETF	50,000	$1,000	$625,000	$1,000
Global X Gold Explorers ETF	50,000	1,000	693,500	1,000
Global X Pure Gold Miners ETF	50,000	1,000	618,000	1,000
Global X Copper Miners ETF	50,000	1,000	470,000	1,000
Global X Uranium ETF	50,000	1,000	767,500	1,000
Global X Lithium ETF	50,000	1,000	658,000	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	593,000	1,000
Global X Junior Miners ETF	50,000	1,000	820,500	1,000

38

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Pure Gold Miners ETF	0.59%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%
Global X Junior Miners ETF	0.69%

The Adviser and MCCA Lithium ETF, LLC (“MCCA”), a single purpose limited liability firm, have an agreement, pursuant to which MCCA has agreed to assist the Adviser, in its capacity as sponsor of the Global X Lithium ETF, by providing initial capital and additional financial resources to the Adviser in connection with the listing, launch and the continuing operation of the Global X Lithium Fund. In return, the Adviser has agreed to compensate MCCA for its financial assistance to the Adviser with respect to the Global X Lithium ETF by sharing with MCCA fifty percent (50%) of the Adviser’s Net Profits with respect to the Global X Lithium ETF. For this purpose, the term Net Profits means, for any calendar quarter, the total management fees received by the Adviser with respect to the Global X Lithium ETF less direct expenses, marketing expenses and overhead expenses for the Global X Lithium ETF during such quarter. In the event that there are no Net Profits with respect to the Global X Lithium ETF in any calendar quarter, MCCA shall pay fifty percent of the negative shortfall in Net Profits to the Adviser. The agreement between the parties does not contemplate that MCCA or any of its affiliates will be involved directly or indirectly in the distribution of shares of the Global X Lithium ETF.

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV;

39

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

3. RELATED PARTY TRANSACTIONS (concluded)

and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

At April 30, 2014, the Global X Uranium ETF Fund owns greater than 5% of the outstanding shares of nine common stocks. These investments are labeled as “Affiliated Investments” in the Schedule of Investments.

The following is a summary of the transactions with affiliates for the period ended April 30, 2014:

			Changes in
			Unrealized
	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
Value At 10/31/2013	Cost	Sales	(Depreciation)	(Loss)	04/30/2014	Income
Bannerman Resources
$868,809	$730,436	$(421,610)	$2,968,282	$(2,307,124)	$1,838,793	$—
Berkeley Resources
$1,788,653	$1,076,932	$(580,387)	$806,160	$(699,147)	$2,392,211	$—
Energy Fuels
$4,066,327	$4,325,991	$(212,738)	$95,265	$(57,439)	$8,217,406	$—
Greenland Minerals & Energy
$7,878,640	$2,460,849	$(2,259,878)	$(555,474)	$(3,445,682)	$4,078,455	$—
Laramide Resources
$1,039,006	$1,408,658	$(83,543)	$123,529	$(94,376)	$2,393,274	$—
Mega Uranium
$695,671	$1,615,099	$(195,960)	$3,401,210	$(1,741,574)	$3,774,446	$—
UEX
$3,969,361	$2,903,252	$(1,416,526)	$1,151,411	$(1,274,444)	$5,333,054	$—
Uranerz Energy
$3,147,270	$4,385,214	$(220,324)	$1,784,553	$(134,489)	$8,962,224	$—
Ur-Energy
$5,464,983	$6,370,256	$(342,221)	$(658,238)	$73,662	$10,908,442	$—
Totals:
$28,918,720	$25,276,687	$(5,733,187)	$9,116,698	$(9,680,613)	$47,898,305	$—

40

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2014, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X Silver Miners ETF	$29,179,971	$29,564,570
Global X Gold Explorers ETF	7,305,235	7,486,935
Global X Pure Gold Miners ETF	595,417	637,359
Global X Copper Miners ETF	3,773,329	3,627,884
Global X Uranium ETF	7,675,745	8,370,623
Global X Lithium ETF	16,141,719	15,660,210
Global X Fertilizers/Potash ETF	2,508,123	2,954,685
Global X Junior Miners ETF	588,440	558,359

For the periods ended October 31, 2013 and April 30, 2014, respectively, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X Silver Miners ETF	$62,443,359	$38,771,921	$1,251,715
Global X Gold Explorers ETF	25,834,037	1,349,849	155,061
Global X Pure Gold Miners ETF	1,123,530	-	-
Global X Copper Miners ETF	13,814,170	4,245,214	436,241
Global X Uranium ETF	32,740,034	7 32,362	81,522
Global X Lithium ETF	-	11,644,475	1,923,524
Global X Fertilizers/Potash ETF	3,815,379	5,411,456	251,851
Global X Junior Miners ETF	5,760,364	7 42,029	(19,792)

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X Silver Miners ETF	$30,369,704	$-	$-
Global X Gold Explorers ETF	14,027,005	2,041,964	445,631
Global X Pure Gold Miners ETF	637,525	-	-
Global X Copper Miners ETF	1,723,259	477,361	68,696
Global X Uranium ETF	112,429,252	2,561,347	731,679
Global X Lithium ETF	8,850,976	2,119,632	576,280
Global X Fertilizers/Potash ETF	-	3,723,684	249,254
Global X Junior Miners ETF	741,354	787,355	102,031

During the period ended April 30, 2014, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are

41

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

5. TAX INFORMATION (continued)

charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the periods ended October 31, 2013 and 2012 were as follows:

		Long-Term Capital
Global X Funds	Ordinary Income	Gain	Totals
Global X Silver Miners ETF
2013	$3,117,053	$-	$3,117,053
2012	528,916	-	528,916
Global X Gold Explorers ETF
2013	$1,890,494	$-	$1,890,494
2012	545,816	-	545,816
Global X Pure Gold Miners ETF
2013	$5,222	$-	$5,222
2012	86,778	-	86,778
Global X Copper Miners ETF
2013	$1,026,703	$-	$1,026,703
2012	2,658,157	15,799	2,673,956
Global X Uranium ETF
2013	$2,536,311	$-	$2,536,311
2012	–	-	–
Global X Lithium ETF
2013	$1,597,778	$-	$1,597,778
2012	114,415	-	114,415
Global X Fertilizers/Potash ETF
2013	$330,509	$-	$330,509
2012	218,268	-	218,268
Global X Junior Miners ETF
2013	$337,710	$-	$337,710
2012	71,812	-	71,812

As of October 31, 2013, the components of tax basis accumulated losses were as follows:

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Pure Gold Miners ETF
Undistributed Ordinary Income	$742,690	$–	$34,586
Capital Loss Carryforwards	(63,730,060)	(12,854,466)	(1,051,271)
Unrealized Depreciation on Investments and Foreign Currency	(149,137,664)	(37,783,462)	(2,377,842)
Late Year Loss Deferral	–	(175,569)	–
Other Temporary Differences	1	(1)	–
Total Accumulated Losses	$(212,125,033)	$(50,813,498)	$(3,394,527)

	Global X Copper Miners ETF	Global X Uranium ETF	Global X Lithium ETF
Undistributed Ordinary Income	$204,347	$677,437	$–
Capital Loss Carryforwards	(5,139,722)	(166,764,902)	(40,546,818)
Unrealized Depreciation on Investments and Foreign Currency	(11,181,938)	(88,310,682)	(5,604,393)
Late Year Loss Deferral	–	–	(28,248)
Other Temporary Differences	(8)	(5)	(4)
Total Accumulated Losses	$(16,117,321)	$(254,398,152)	$(46,179,463)

42

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

5. TAX INFORMATION (continued)

	Global X Fertilizers/Potash ETF	Global X Junior Miners ETF
Undistributed Ordinary Income	$302,042	$–
Capital Loss Carryforwards	(1,295,027)	(2,507,709)
Unrealized Depreciation on Investments and Foreign Currency	(5,481,702)	(1,130,380)
Other Temporary Differences	(2)	1
Total Accumulated Losses	$(6,474,689)	$(3,638,088)

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2013 through October 31, 2013.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2013, the Funds that had capital loss carryforwards are listed below:

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Uranium ETF	Global X Lithium ETF	Global X Junior Miners ETF
Oct. 2019	$8,433,465	$130,976	$12,705,798	$7,329,308	$506,011

During the fiscal year ended October 31, 2013, no Funds utilized capital loss carryforwards to offset capital gains.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$14,673,133	$40,623,462	$55,296,595
Global X Gold Explorers ETF	5,368,890	7,354,600	12,723,490
Global X Pure Gold Miners ETF	307,847	743,424	1,051,271
Global X Copper Miners ETF	1,488,456	3,651,266	5,139,722
Global X Uranium ETF	37,696,172	116,362,932	154,059,104
Global X Lithium ETF	8,782,727	24,434,783	33,217,510
Global X Fertilizers /Potash ETF	893,126	401,901	1,295,027
Global X Junior Miners ETF	1,496,460	505,238	2,001,698

43

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2014 were as follows:

		Aggregated Gross	Aggregated Gross	Net Unrealized
Global X Funds	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Appreciation (Depreciation)
Global X Silver Miners ETF	$356,907,829	$2,700,268	$(102,079,254)	$(99,378,986)
Global X Gold Explorers ETF	68,637,153	82,623	(21,636,367)	(21,553,744)
Global X Pure Gold Miners ETF	5,769,649	369,402	(1,811,942)	(1,442,540)
Global X Copper Miners ETF	43,919,511	874,492	(8,630,101)	(7,755,609)
Global X Uranium ETF	335,150,662	3,658,988	(48,348,255)	(44,689,267)
Global X Lithium ETF	56,646,649	10,717,039	(6,302,167)	4,414,872
Global X Fertilizers/Potash ETF	24,069,012	936,408	(5,811,255)	(4,874,847)
Global X Junior Miners ETF	6,401,436	365,788	(1,294,141)	(928,353)

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. The Funds may utilize a representative sampling strategy with respect to their Underlying Indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes). Commodity related securities, are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these Funds.

44

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

7. AUTHORIZED PARTICIPANTS

At April 30, 2014, the Funds’ total shares outstanding were originally acquired by Authorized Participants, in the form of Creation Units, as follows. However, the individual shares comprising such Creation Units are listed and traded on an exchange and have likely been purchased and sold by persons other than the Authorized Participants.

	Authorized	Shares
	Participants	Outstanding
Global X Silver Miners ETF	5	100%
Global X Gold Explorers ETF	5	100%
Global X Pure Gold Miners ETF	3	100%
Global X Copper Miners ETF	5	100%
Global X Uranium ETF	7	100%
Global X Lithium ETF	4	100%
Global X Fertilizers/Potash ETF	4	100%
Global X Junior Miners ETF	3	100%

8. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the schedule of investments and statement of asset and liabilities. The obligation to return securities lending collateral is also recognized as a liability in the statement of assets and liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2014, the value of securities on loan was $15,150,472, $2,972,154, $3,073,757, $30,625,245, and $1,588,628 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively and the value of securities purchased with the cash collateral held from securities on loan was $16,032,909, $3,726,555, $3,225,658, $33,999,960 and $1,762,540 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively.

45

Notes to Financial Statements (concluded)
April 30, 2014 (Unaudited)

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X Gold Explorers ETF, Global X Pure Gold Miners ETF, Global X Uranium ETF and the Global X Junior Miners ETF executed a reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Fund by the ratio below, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse split are as follows:

Fund Name	Ratio
Global X Gold Explorers ETF	1:4
Global X Pure Gold Miners ETF	1:2
Global X Uranium ETF	1:3
Global X Junior Miners ETF	1:3

11. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as the date the financial statements were issued.

46

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

47

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$977.00	0.65%	$3.19
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$1,028.90	0.65%	$3.27
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X Pure Gold Miners ETF
Actual Fund Return	$1,000.00	$1,035.30	0.59%	$2.98
Hypothetical 5% Return	1,000.00	1,021.87	0.59	2.96
Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$966.10	0.65%	$3.17
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X Uranium ETF
Actual Fund Return	$1,000.00	$1,066.70	0.69%	$3.54
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3.46
Global X Lithium ETF
Actual Fund Return	$1,000.00	$1,020.30	0.75%	$3.76
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76
Global X Fertilizers/Potash ETF
Actual Fund Return	$1,000.00	$1,027.90	0.69%	$3.47
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3.46
Global X Junior Miners ETF
Actual Fund Return	$1,000.00	$987.40	0.69%	$3.40
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3.46

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period.)

48

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not "interested persons" of the mutual fund, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and approve each agreement with such changes as the Independent Trustees deem appropriate.

At a quarterly Board meeting held on November 15, 2013, the Board of Trustees (including the Independent Trustees) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund covered by this Semi-Annual Report (each a "Renewal Fund") and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board concluded that the Renewal Agreements were fair and reasonable and in the best interests of each Renewal Fund and its shareholders, respectively. In approving the continuation of the Renewal Agreements for each Renewal Fund, the Board considered among other things the following categories of material factors. In addition, the Board based their determinations regarding the continuation of each of the Renewal Fund Agreements on their consideration of all of the materials provided to them by Global X Management and each Renewal Fund’s other service providers throughout the year.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Certain factors considered by the Board (including the Independent Trustees) with respect to the approval of the continuation of the Renewal Agreements are discussed separately below.

49

Approval of Investment Advisory Agreement (Unaudited) (continued)

RENEWAL AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker- dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Renewal Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;

•	the nature, extent and quality of the all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and
•	Global X Management’s experience and the professional qualifications of Global

X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Renewal Fund by Global X Management.

50

Approval of Investment Advisory Agreement (Unaudited) (continued)

Performance

With respect to this fact, the Board considered each Renewal Fund’s total return and investment performance relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and/or other registered funds in the same classification as each of the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds, and pertinent indexes.

Based on these considerations and comparisons, the Board concluded that the investment performance of each operational Renewal Fund did not adversely affect the Board approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each Renewal Fund. In this regard, the Board considered the management fee that has been borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided to the Renewal Funds and all aspects of Global X Management’s relationship with each of the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and services to the Renewal Funds and discussed with the Board its current and expected profitability with respect to the Renewal Funds. Global X Management noted that it was likely that it would not generate profits in the upcoming year from its services to certain of the smaller Renewal Funds because of the small amount of assets under management for those Renewal Funds.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with each of the Renewal Funds would not be excessive and should not preclude approval of the continuance of each Renewal Agreement.

51

Approval of Investment Advisory Agreement (Unaudited) (continued)

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the management fee paid to Global X Management by each of the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for each of the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds and fees and expenses paid by other funds that are series of the Trust under the same unitary management fee structure;

•	the structure of the unitary management fee (which includes as one component the investment advisory fee for each Renewal Fund) and the current total expense ratios for each of the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary management fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the Renewal Funds and that the proposed management fee for each Renewal Fund was set at a competitive fee to make each Renewal Fund viable in the marketplace; and

•	that Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the proposed all-inclusive management fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the management fee and total expense ratio of each Renewal Fund should not preclude approval of the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary management fee for each Renewal Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the proposed unitary management fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that continuation of the unitary management fee for each Renewal Fund was reasonable.

52

Approval of Investment Advisory Agreement (Unaudited) (concluded)

Other Benefits

The Board considered any other benefits realized by Global X Management as a result of its relationships with each Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

53

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

54

NOTES

NOTES

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-001-0600

Global X China Consumer ETF (ticker: CHIQ)

Global X China Energy ETF (ticker: CHIE)

Global X China Financials ETF (ticker: CHIX)

Global X China Industrials ETF (ticker: CHII)

Global X China Materials ETF (ticker: CHIM)

Global X NASDAQ China Technology ETF (ticker: QQQC)

Global X FTSE ASEAN 40 ETF (ticker: ASEA)

Global X FTSE Andean 40 ETF (ticker: AND)

Global X FTSE Colombia 20 ETF (ticker: GXG)

Global X Brazil Mid Cap ETF (ticker: BRAZ)

Global X Brazil Consumer ETF (ticker: BRAQ)

Global X Brazil Financials ETF (ticker: BRAF)

Global X FTSE Argentina 20 ETF (ticker: ARGT)

Global X FTSE Greece 20 ETF (ticker: GREK)

Global X FTSE Norway 30 ETF (ticker: NORW)

Global X FTSE Nordic Region ETF (ticker: GXF)

Global X Central Asia & Mongolia Index ETF (ticker: AZIA)

Global X Nigeria Index ETF (ticker: NGE)

Global X Next Emerging & Frontier ETF (ticker: EMFM)

Global X FTSE Portugal 20 ETF (ticker: PGAL)

Semi-Annual Report

April 30, 2014

Schedules of Investments

Global X China Consumer ETF	1
Global X China Energy ETF	4
Global X China Financials ETF	6
Global X China Industrials ETF	8
Global X China Materials ETF	10
Global X NASDAQ China Technology ETF	12
Global X FTSE ASEAN 40 ETF	14
Global X FTSE Andean 40 ETF	17
Global X FTSE Colombia 20 ETF	21
Global X Brazil Mid Cap ETF	23
Global X Brazil Consumer ETF	27
Global X Brazil Financials ETF	30
Global X FTSE Argentina 20 ETF	32
Global X FTSE Greece 20 ETF	34
Global X FTSE Norway 30 ETF	37
Global X FTSE Nordic Region ETF	40
Global X Central Asia & Mongolia Index ETF	43
Global X Nigeria Index ETF	45
Global Next Emerging & Frontier ETF	47
Global X FTSE Portugal 20 ETF	59

Statements of Assets and Liabilities	61

Statements of Operations	66

Statements of Changes in Net Assets	71

Financial Highlights	81

Notes to Financial Statements	84

Disclosure of Fund Expenses	100

Approval of Investment Advisory Agreement	103

Supplemental Information	108

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2014 (Unaudited)

Global X China Consumer ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 9 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%

CHINA— 73.9%
Consumer Goods — 46.4%
ANTA Sports Products	2,117,796	$3,097,635
BYD, Cl H *	1,220,400	6,571,911
China Yurun Food Group*(A)	3,681,788	1,771,335
Daphne International Holdings(A)	2,277,524	913,601
Dongfeng Motor Group, Cl H	5,301,946	7,071,131
Great Wall Motor, Cl H(A)	1,591,329	7,204,438
Guangzhou Automobile Group, Cl H	6,103,417	6,156,201
Hengan International Group	720,856	7,591,677
Labixiaoxin Snacks Group(A)(C)(D)	1,106,700	385,413
Li Ning(A)	2,866,669	1,996,661
Shenzhou International Group Holdings	1,315,962	4,531,976
Tingyi Cayman Islands Holding	2,653,418	7,375,407
Tsingtao Brewery, Cl H	904,264	6,584,036
Uni-President China Holdings(A)	2,929,461	2,425,804
Want Want China Holdings	4,706,197	7,381,365
		71,058,591
Consumer Services — 27.5%
Air China, Cl H	4,702,028	2,668,523
Ajisen China Holdings	1,446,393	1,218,239
China Southern Airlines, Cl H	4,856,895	1,447,117
Chow Tai Fook Jewellery Group(A)	2,934,379	4,117,922
Ctrip.com International ADR*	109,546	5,120,180
E-Commerce China Dangdang ADR, Cl A(A) *	122,661	1,323,512
Golden Eagle Retail Group	1,347,310	1,737,803
GOME Electrical Appliances Holding	31,570,057	5,945,128
Home Inns & Hotels Management ADR *	53,312	1,515,127
Intime Retail Group	2,617,496	2,569,234
New Oriental Education & Technology Group ADR	99,218	2,401,076
Parkson Retail Group(A)	3,192,612	934,771
Sun Art Retail Group(A)	5,705,900	7,433,247
Wumart Stores, Cl H	1,475,711	1,448,501

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2014 (Unaudited)

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Consumer Services — continued
Youku.com ADR *	99,564	$2,219,282
		42,099,662
TOTAL CHINA		113,158,253

HONG KONG— 25.9%
Consumer Goods — 20.3%
Belle International Holdings, Cl A	6,989,196	7,238,953
Biostime International Holdings*	420,000	2,789,906
Bosideng International Holdings(A)	7,681,362	1,129,474
China Agri-Industries Holdings	5,569,656	2,227,015
China Foods*	1,996,313	674,626
China Mengniu Dairy	1,396,226	7,176,572
China Resources Enterprise(A)	2,641,413	7,512,386
Skyworth Digital Holdings *	4,923,196	2,355,885
		31,104,817
Consumer Services — 5.6%
China Dongxiang Group	7,767,988	1,372,657
Melco Crown Entertainment ADR*	207,995	7,109,269
		8,481,926
TOTAL HONG KONG		39,586,743
TOTAL COMMON STOCK
(Cost $174,705,261)		152,744,996

REPURCHASE AGREEMENTS — 14.0%

Barclays
0.040%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $21,000,023 (collateralized by U.S. Treasury Bills, ranging in par value $88,582-$5,776,2001, 0.625%-4.625%, 10/15/16-11/15/21 with a total market value of $21,420,007)(B)	$21,000,000	21,000,000
Deutsche Bank
0.040%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $376,801 (collateralized by U.S. Treasury Bills, par value $340,930, 4.500%, 05/15/17 with a total market value of $377,872)(B)	376,801	376,801
TOTAL REPURCHASE AGREEMENTS
(Cost $21,376,801)		21,376,801

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2014 (Unaudited)

Global X China Consumer ETF

	Face Amount(1)	Value
TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 05/01/14	158,803	$158,803
0.005%, 05/01/14, HKD	667,173	86,054
TOTAL TIME DEPOSITS
(Cost $244,857)		244,857
TOTAL INVESTMENTS — 114.0%
(Cost $196,326,919)		$174,366,654

Percentages are based on Net Assets of $152,999,850.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

HKD — Hong Kong Dollar

(A)	This security or a partial position of this security is on loan at April 30, 2014. The total value of securities on loan at April 30, 2014 was $19,669,442.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2014 was $21,376,801.
(C)	Security considered illiquid. The total value of such security as of April 30, 2014 was $385,413 and represented 0.3% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of April 30, 2014, was $385,413 and represented 0.3% of Net Assets.
(1)	In U.S. Dollars unless otherwise indicated.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$152,359,583	$—	$385,413	$152,744,996
Repurchase Agreements	21,376,801	—	—	21,376,801
Time Deposits	—	244,857	—	244,857
Total Investments in Securities	$173,736,384	$244,857	$385,413	$174,366,654

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2014 the transfers into Level 3 were due to a security being halted. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2014 (Unaudited)

Global X China Energy ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%

CHINA— 52.1%

Energy — 41.3%
Anton Oilfield Services Group	40,328	$26,684
China Coal Energy, Cl H	152,091	82,196
China Longyuan Power Group, Cl H	124,176	127,813
China Oilfield Services, Cl H	70,756	168,655
China Petroleum & Chemical, Cl H	409,297	361,628
China Shenhua Energy, Cl H	61,140	165,607
Daqo New Energy ADR *	293	12,034
Hanwha SolarOne ADR *	3,805	9,893
JA Solar Holdings ADR *	1,524	14,676
JinkoSolar Holding ADR *	1,108	29,805
PetroChina, Cl H	324,013	375,294
ReneSola ADR *	3,482	9,471
Tianneng Power International	25,015	8,679
Trina Solar ADR *	1,800	20,124
Yanzhou Coal Mining, Cl H	71,275	53,689
Yingli Green Energy Holding ADR *	4,034	13,796
		1,480,044
Oil & Gas — 4.6%
ENN Energy Holdings	23,461	164,013

Utilities — 6.2%
Datang International Power Generation, Cl H	106,812	39,815
Huadian Power International, Cl H	53,961	29,302
Huaneng Power International, Cl H	123,621	120,704
Huaneng Renewables, Cl H	105,700	32,720
		222,541
TOTAL CHINA		1,866,598

HONG KONG— 47.7%
Energy — 24.1%
Beijing Enterprises Holdings	19,473	169,288
China Gas Holdings	77,237	125,525
CNOOC	222,985	368,720
Kunlun Energy	106,905	166,846

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2014 (Unaudited)

Global X China Energy ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Energy — continued
Shougang Fushan Resources Group	105,115	$31,590
		861,969
Oil & Gas — 2.5%
China Oil & Gas Group	154,700	25,541
Shunfeng Photovoltaic International *	34,200	44,068
Xinjiang Goldwind Science & Technology*	21,100	22,916
		92,525
Utilities — 21.1%
China Power International Development	94,984	34,181
China Resources Gas Group	32,100	95,021
China Resources Power Holdings	64,401	161,980
GCL-Poly Energy Holdings*	419,011	125,385
Hong Kong & China Gas	75,425	173,946
Power Assets Holdings	19,200	165,924
		756,437
TOTAL HONG KONG		1,710,931
TOTAL COMMON STOCK
(Cost $3,417,406)		3,577,529

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 05/01/14
(Cost $5,395)	$5,395	5,395
TOTAL INVESTMENTS — 100.0%
(Cost $3,422,801)		$3,582,924

Percentages are based on Net Assets of $3,583,935.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,577,529	$—	$—	$3,577,529
Time Deposit	—	5,395	—	5,395
Total Investments in Securities	$3,577,529	$5,395	$—	$3,582,924

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2014 (Unaudited)

Global X China Financials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%

CHINA— 79.3%
Financials — 72.1%
Agricultural Bank of China, Cl H	1,809,688	$758,613
Bank of China, Cl H	3,644,734	1,603,073
Bank of Communications, Cl H	958,971	596,191
China Citic Bank, Cl H	790,252	470,913
China Construction Bank, Cl H	2,335,326	1,611,515
China Life Insurance, Cl H	282,540	728,129
China Merchants Bank, Cl H	433,434	773,735
China Minsheng Banking, Cl H	500,713	503,751
China Pacific Insurance Group, Cl H	204,412	640,687
Chongqing Rural Commercial Bank, Cl H	234,967	103,043
CITIC Securities, Cl H	100,596	201,894
E-House China Holdings ADR	8,546	74,350
Industrial & Commercial Bank of China, Cl H	2,632,737	1,568,854
PICC Property & Casualty, Cl H	424,042	558,975
Ping An Insurance Group of China, Cl H	99,407	735,332
Sino-Ocean Land Holdings	428,921	226,827
SOHO China	195,359	155,472
		11,311,354
Real Estate — 7.2%
Agile Property Holdings	117,612	95,419
Country Garden Holdings	426,793	171,203
Evergrande Real Estate Group*	438,561	195,722
Greentown China Holdings	58,593	58,949
Guangzhou R&F Properties	98,193	128,172
Longfor Properties	119,638	154,621
Shimao Property Holdings	123,504	243,728
Shui On Land	344,001	90,959
		1,138,773
TOTAL CHINA		12,450,127

HONG KONG— 20.5%

Financials — 19.3%
Cheung Kong Holdings	44,300	754,242
China Everbright	82,541	110,297
China Overseas Land & Investment	299,466	734,668

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2014 (Unaudited)

Global X China Financials ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Financials — continued
China Resources Land	186,908	$384,763
Franshion Properties China	280,858	88,391
Haitong Securities, Cl H	131,500	183,860
Hopson Development Holdings *	58,461	57,157
KWG Property Holding	109,547	60,617
New China Life Insurance, Cl H *	89,811	264,697
People's Insurance Group of China, Cl H	408,000	156,297
Shenzhen Investment	210,945	68,837
Sunac China Holdings	136,600	69,419
Yuexiu Property	441,845	85,486
		3,018,731
Real Estate — 1.2%
China Taiping Insurance Holdings *	75,330	119,510
Poly Property Group	191,207	82,866
		202,376
TOTAL HONG KONG		3,221,107
TOTAL COMMON STOCK
(Cost $18,381,478)		15,671,234

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030% 05/01/14
(Cost $46,469)	$46,469	46,469
TOTAL INVESTMENTS — 100.1%
(Cost $18,427,947)		$15,717,703

Percentages are based on Net Assets of $15,697,874.

*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$15,671,234	$—	$—	$15,671,234
Time Deposit	—	46,469	—	46,469
Total Investments in Securities	$15,671,234	$46,469	$—	$15,717,703

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2014 (Unaudited)

Global X China Industrials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%

CHINA— 73.3%
Industrials — 73.3%
Anhui Conch Cement, Cl H	40,937	$152,069
BYD, Cl H *	27,544	148,326
China Communications Construction, Cl H	242,883	158,832
China COSCO Holdings, Cl H	207,962	82,348
China Lesso Group Holdings	78,245	41,580
China National Building Material, Cl H	164,217	155,258
China National Materials	86,346	16,706
China Railway Construction, Cl H	152,111	125,762
China Railway Group, Cl H	309,268	137,622
China Rongsheng Heavy Industry Group *	249,418	43,109
China Shanshui Cement Group	162,852	62,806
China Shipping Container Lines, Cl H *	313,252	74,748
China Shipping Development, Cl H *	91,744	50,174
China South Locomotive and Rolling Stock	155,013	113,167
China Zhongwang Holdings	104,108	32,496
Dongfang Electric, Cl H	25,843	40,333
First Tractor, Cl H	32,441	18,997
Guangshen Railway, Cl H	119,588	45,195
Haitian International Holdings	51,396	103,548
Harbin Power Equipment, Cl H	47,671	27,854
Hollysys Automation Technologies *	3,086	66,071
Jiangsu Expressway, Cl H	98,479	110,890
Metallurgical Corp of China, Cl H *	217,441	41,789
Sany Heavy Equipment International Holdings	62,094	14,416
Shanghai Electric Group, Cl H	233,151	91,421
Weichai Power, Cl H	39,159	136,373
Yangzijiang Shipbuilding Holdings	154,243	135,333
Zhejiang Expressway, Cl H	115,600	100,049
Zhuzhou CSR Times Electric, Cl H	41,593	122,049
TOTAL CHINA		2,449,321

HONG KONG— 26.5%
Industrials — 26.5%
AviChina Industry & Technology, Cl H	164,800	88,002
Beijing Capital International Airport, Cl H	113,171	78,533

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2014 (Unaudited)

Global X China Industrials ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Chaowei Power Holdings	43,100	$22,181
China High Speed Transmission Equipment Group *	77,750	54,153
China International Marine Containers Group, Cl H	36,600	72,039
China Merchants Holdings International	50,900	159,207
China Resources Cement Holdings	140,141	97,248
CITIC Resources Holdings *	41	6
Shanghai Industrial Holdings	37,399	115,772
Shenzhen International Holdings	63,382	76,847
Sunny Optical Technology Group	47,464	55,466
Zoomlion Heavy Industry Science and Technology	101,500	67,685
TOTAL HONG KONG		887,139
TOTAL COMMON STOCK
(Cost $4,411,304)		3,336,460

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 05/01/14
(Cost $7,423)	$7,423	7,423
TOTAL INVESTMENTS — 100.0%
(Cost $4,418,727)		$3,343,883

Percentages are based on Net Assets of $3,342,529.

*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,336,460	$—	$—	$3,336,460
Time Deposit	—	7,423	—	7,423
Total Investments in Securities	$3,336,460	$7,423	$—	$3,343,883

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2014 (Unaudited)

Global X China Materials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%

CHINA— 61.9%
Basic Materials — 61.9%
Aluminum Corp of China, Cl H *	269,299	$96,216
Angang Steel, Cl H *	138,484	83,952
BBMG, Cl H	124,300	87,378
China BlueChemical	188,529	101,159
China Hongqiao Group	122,582	83,798
China Molybdenum, Cl H	149,188	66,387
China Rare Earth Holdings *	38	5
Dongyue Group	149,557	59,800
Fosun International *	82,200	99,451
Hidili Industry International Development *	16	2
Hunan Non-Ferrous Metal, Cl H *	203,987	59,199
Jiangxi Copper, Cl H	58,941	97,311
Maanshan Iron & Steel, Cl H *	240,025	50,154
Real Gold Mining (A)(B) *	97,864	11,184
Sinofert Holdings	244,130	30,229
Sinopec Shanghai Petrochemical, Cl H	404,410	98,587
Sinopec Yizheng Chemical Fibre, Cl H	290,614	64,473
Yongye International *	4,287	29,966
Zhaojin Mining Industry	109,244	65,521
Zijin Mining Group, Cl H	418,949	102,131
TOTAL CHINA		1,286,903

HONG KONG— 35.4%
Basic Materials — 35.4%
China Lumena New Materials (A)(B)	462,350	67,090
China Precious Metal Resources Holdings *	434,700	43,734
Citic Pacific	55,400	97,181
Fufeng Group	123,844	47,123
Kingboard Chemical Holdings	51,100	97,415
Kingboard Laminates Holdings	149,828	57,976
Nine Dragons Paper Holdings	144,500	94,868
North Mining Shares, Cl C *	1,176,456	54,627
Shougang Concord International Enterprises	853,924	39,651
West China Cement	354,300	38,387

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2014 (Unaudited)

Global X China Materials ETF

	Shares	Value
COMMON STOCK — continued

Basic Materials — continued
Yingde Gases	98,049	$99,023

TOTAL HONG KONG		737,075

SINGAPORE— 2.4%
Basic Materials — 2.4%
Midas Holdings	133,266	49,960
TOTAL COMMON STOCK
(Cost $2,656,179)		2,073,938
TOTAL INVESTMENTS — 99.7%
(Cost $2,656,179)		$2,073,938

Percentages are based on Net Assets of $2,081,022.

*	Non-income producing security.

Cl — Class

(A)	Securities considered illiquid. The total value of such securities as of April 30, 2014 was $78,274 and represented 3.8% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2014, was $78,274 and represents 3.8% of Net Assets.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,995,664	$—	$78,274	$2,073,938
Total Investments in Securities	$1,995,664	$—	$78,274	$2,073,938

(1) Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock

Beginning Balance as of October 31, 2013	$11,184
Transfers into Level 3	67,090
Ending Balance as of April 30, 2014	$78,274

For the period ended April 30, 2014 the transfers into Level 3 were due to a security being halted. Transfers between levels are recognized at period end.

Net change in unrealized appreciation/(depreciation) from investments (Level 3) still held as of April 30, 2014 is $0.

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2014 (Unaudited)

Global X NASDAQ China Technology ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%

CHINA— 75.8%
Technology — 75.8%
21Vianet Group ADR *	27,890	$669,918
500.com ADR, Cl A *	4,221	133,806
Autohome ADR *	1,312	42,023
AutoNavi Holdings ADR *	7,484	154,769
Baidu ADR *	10,157	1,562,655
BYD Electronic International *	500,204	308,395
China Communications Services, Cl H	561,221	284,485
China Finance Online *	11,517	42,843
ChinaCache International Holdings ADR *	5,454	75,265
Coolpad Group	803,702	347,274
FIH Mobile *	1,441,959	777,432
Kingdee International Software Group *	1,129,837	336,636
Lenovo Group	1,638,413	1,863,910
Montage Technology Group *	9,244	192,183
NetEase ADR *	12,496	850,853
O-Net Communications Group	321,300	83,299
Qihoo 360 Technology ADR *	15,946	1,345,524
Semiconductor Manufacturing International *	10,124,117	822,679
SINA *	25,414	1,214,789
Sohu.com *	10,284	567,368
Sungy Mobile ADR *	3,669	60,025
Tencent Holdings	21,753	1,355,748
Travelsky Technology, Cl H	207,035	157,821
YY ADR *	11,608	665,835
ZTE, Cl H *	399,337	814,853
TOTAL CHINA		14,730,388

HONG KONG— 24.0%
Technology — 24.0%
ASM Pacific Technology	96,520	1,073,143
Chinasoft International *	786,700	226,280
Citic 21CN *	1,367,800	760,384
Comba Telecom Systems Holdings *	512,052	130,771
Digital China Holdings	520,324	481,201
Ju Teng International Holdings	555,344	410,440

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2014 (Unaudited)

Global X NASDAQ China Technology ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Technology — continued
TCL Communication Technology Holdings	320,200	$341,554
VODone *	2,028,888	177,951
VTech Holdings	77,351	1,067,537
TOTAL HONG KONG		4,669,261
TOTAL COMMON STOCK
(Cost $18,902,639)		19,399,649

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 05/01/14
(Cost $39,737)	$39,737	39,737
TOTAL INVESTMENTS — 100.0%
(Cost $18,942,376)		$19,439,386

Percentages are based on Net Assets of $19,432,573.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$19,399,649	$—	$—	$19,399,649
Time Deposit	—	39,737	—	39,737
Total Investments in Securities	$19,399,649	$39,737	$—	$19,439,386

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE ASEAN 40 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.1%

INDONESIA— 16.6%
Consumer Goods — 4.4%
Astra International	1,666,231	$1,070,083
Unilever Indonesia	95,996	242,865
		1,312,948
Financials — 8.0%
Bank Central Asia	1,016,456	967,090
Bank Mandiri	773,960	657,714
Bank Rakyat Indonesia Persero	891,560	763,434
		2,388,238
Telecommunications — 2.8%
Telekomunikasi Indonesia ADR	20,789	825,323
Utilities — 1.4%
Perusahaan Gas Negara	884,539	407,402
TOTAL INDONESIA		4,933,911

MALAYSIA— 28.8%
Basic Materials — 1.7%
Petronas Chemicals Group	238,824	492,202
Consumer Goods — 1.6%
IOI	308,493	472,352
Consumer Services — 1.9%
Genting	183,815	551,642
Financials — 11.9%
CIMB Group Holdings	444,657	1,022,623
Malayan Banking	356,964	1,082,206
Public Bank	234,329	1,445,226
		3,550,055
Industrials — 2.5%
Sime Darby	258,622	747,632

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — continued

Oil & Gas — 1.6%
Petronas Gas	65,639	$472,367
Telecommunications — 6.2%
Axiata Group	413,228	851,638
DiGi.Com	309,500	525,074
Maxis	217,706	463,346
		1,840,058
Utilities — 1.4%
Tenaga Nasional	116,055	422,923
TOTAL MALAYSIA		8,549,231

PHILIPPINES— 3.0%
Consumer Services — 1.4%
SM Investments	26,447	430,105
Telecommunications — 1.6%
Philippine Long Distance Telephone ADR	7,257	468,076
TOTAL PHILIPPINES		898,181

SINGAPORE— 36.4%
Consumer Goods — 1.6%
Wilmar International	174,521	473,296
Consumer Services — 4.0%
Genting Singapore	504,245	532,922
Jardine Cycle & Carriage	8,257	308,954
Singapore Airlines	41,773	345,859
		1,187,735
Financials — 19.9%
CapitaLand	210,388	537,004
DBS Group Holdings	143,944	1,944,972
Oversea-Chinese Banking	224,608	1,728,857
United Overseas Bank	98,062	1,702,025
		5,912,858
Industrials — 1.3%
Singapore Technologies Engineering	128,645	391,979
Oil & Gas — 3.4%
Keppel	118,207	992,837
Telecommunications — 6.2%
Singapore Telecommunications	606,634	1,853,241
TOTAL SINGAPORE		10,811,946

THAILAND— 14.3%
Consumer Services — 1.6%
CP ALL	365,163	473,945

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — continued

Financials — 4.9%
Bangkok Bank	41,201	$240,000
Kasikornbank	96,718	572,358
Siam Commercial Bank	128,871	659,090
		1,471,448
Industrials — 1.1%
Siam Cement	24,836	333,091
Oil & Gas — 4.2%
PTT	70,714	683,977
PTT Exploration & Production	115,180	567,713
		1,251,690
Telecommunications — 2.5%
Advanced Info Service	98,471	736,402
TOTAL THAILAND		4,266,576
TOTAL COMMON STOCK
(Cost $30,972,098)		29,459,845
TOTAL INVESTMENTS — 99.1%
(Cost $30,972,098)		$29,459,845

Percentages are based on Net Assets of $29,722,935.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$29,459,845	$—	$—	$29,459,845
Total Investments in Securities	$29,459,845	$—	$—	$29,459,845

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Andean 40 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 96.7%

CHILE— 49.6%
Basic Materials — 5.4%
CAP	5,961	$89,375
Empresas CMPC	85,065	189,350
Sociedad Quimica y Minera de Chile ADR	7,567	241,387
		520,112
Consumer Goods — 2.3%
Cia Cervecerias Unidas ADR	5,918	139,487
Embotelladora Andina ADR, Cl B	3,106	75,228
		214,715
Consumer Services — 11.0%
Cencosud	89,987	299,821
Latam Airlines Group ADR	27,294	418,417
SACI Falabella	38,474	327,290
		1,045,528
Financials — 10.4%
Banco de Chile ADR	3,288	254,393
Banco de Credito e Inversiones	3,461	191,373
Banco Santander Chile ADR	12,809	310,874
Corpbanca ADR	8,532	150,590
Parque Arauco	46,414	83,071
		990,301
Oil & Gas — 4.1%
Empresas COPEC	30,250	390,285
Technology — 0.9%
Sonda	37,810	87,446

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued

Telecommunications — 1.1%
ENTEL Chile	8,695	$106,743
Utilities — 14.4%
AES Gener	194,500	104,617
Aguas Andinas, Cl A	233,471	144,033
Colbun	565,324	139,875
E.CL	39,554	50,240
Empresa Nacional de Electricidad ADR	9,018	397,423
Enersis ADR	30,241	486,880
Inversiones Aguas Metropolitanas	34,900	57,769
		1,380,837
TOTAL CHILE		4,735,967

COLOMBIA— 34.4%
Consumer Goods — 5.0%
Almacenes Exito	17,104	260,546
Grupo Nutresa	15,815	221,965
		482,511
Financials — 10.7%
BanColombia ADR	7,886	448,950
Celsia ESP	22,600	68,853
Financiera Colombiana	7,715	149,155
Grupo de Inversiones Suramericana	17,977	350,707
		1,017,665
Industrials — 4.6%
Cementos Argos	29,960	167,083
Grupo Argos	24,676	271,661
		438,744
Oil & Gas — 11.7%
Ecopetrol ADR	19,186	719,283
Pacific Rubiales Energy ^	24,520	400,222
		1,119,505
Utilities — 2.4%
Interconexion Electrica	25,480	119,468
Isagen	62,600	102,309
		221,777
TOTAL COLOMBIA		3,280,202

PERU— 12.7%
Basic Materials — 6.2%
Cia de Minas Buenaventura ADR	15,785	205,205
Southern Copper	12,764	384,707
		589,912

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Andean 40 ETF

	Shares/ Rights	Value
COMMON STOCK — continued

Financials — 6.5%
Credicorp	1,056	$157,872
Credicorp †	3,107	463,720
		621,592
TOTAL PERU		1,211,504
TOTAL COMMON STOCK
(Cost $10,879,963)		9,227,673

PREFERRED STOCK — 3.1%

COLOMBIA— 3.1%
Financials — 2.1%
Banco Davivienda	7,570	107,809
Grupo Aval Acciones y Valores	134,171	90,761
		198,570
Industrials — 1.0%
Grupo Argos	9,110	100,387
TOTAL PREFERRED STOCK
(Cost $261,720)		298,957

RIGHTS — 0.0%

Chile — 0.0%
AES Gener SA, Expires 05/01/14*
(Cost $—)	8,080	694
TOTAL INVESTMENTS — 99.8%
(Cost $11,141,683)		$9,527,324

Percentages are based on Net Assets of $9,545,927.

*	Non-income producing security.
^	Security traded on the Toronto Stock Exchange.
†	Security traded on the New York Stock Exchange.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Andean 40 ETF

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,227,673	$—	$—	$9,227,673
Preferred Stock	298,957	—	—	298,957
Rights	694	—	—	694
Total Investments in Securities	$9,527,324	$—	$—	$9,527,324

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Colombia 20 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 86.9%

COLOMBIA— 86.9%
Consumer Goods — 9.7%
Almacenes Exito	338,835	$5,161,500
Fabricato *	8,922,000	81,085
Grupo Nutresa	364,255	5,112,351
		10,354,936
Financials — 31.6%
Banco de Bogota	131,790	4,756,914
BanColombia ADR	258,982	14,743,845
Bolsa de Valores de Colombia	41,858,146	447,421
Celsia ESP	836,014	2,547,014
Financiera Colombiana	263,479	5,093,875
Grupo de Inversiones Suramericana	329,439	6,426,916
Interbolsa (B)(C) *	1,320,603	6,683
		34,022,668
Industrials — 13.5%
Cementos Argos	929,543	5,183,927
Cemex Latam Holdings *	470,212	4,341,371
Grupo Argos	453,463	4,992,232
		14,517,530
Oil & Gas — 20.6%
Canacol Energy *	245,305	1,848,656
Ecopetrol ADR(A)	346,516	12,990,885
Pacific Rubiales Energy ^	449,095	7,330,240
		22,169,781
Utilities — 11.5%
Empresa de Energia de Bogota	5,176,408	4,250,023
Interconexion Electrica	936,962	4,393,124
Isagen	2,280,841	3,727,644
		12,370,791

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Colombia 20 ETF

	Shares	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $97,228,024)		$93,435,706

PREFERRED STOCK — 12.8%

COLOMBIA— 12.8%
Consumer Services — 1.8%
Avianca Holdings	951,716	1,973,143
Financials — 9.3%
Banco Davivienda	284,784	4,055,791
Grupo Aval Acciones y Valores	4,963,865	3,357,816
Grupo de Inversiones Suramericana	131,589	2,595,665
		10,009,272
Industrials — 1.7%
Grupo Argos	164,937	1,817,516
TOTAL PREFERRED STOCK
(Cost $11,948,603)		13,799,931
TOTAL INVESTMENTS — 99.7%
(Cost $109,176,627)		$107,235,637

Percentages are based on Net Assets of $107,595,913.

*	Non-income producing security.
^	Security traded on the Toronto Stock Exchange.

ADR — American Depositary Receipt

(A)	This security or a partial position of this security is on loan at April 30, 2014. The total value of securities on loan at April 30, 2014 was $6,971,038. This security is collateralized by cash in the amount of $7,200,681, which is held at Citibank.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2014 was $6,683 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2014, was $6,683 and represents 0.0% of Net Assets.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$93,429,023	$—	$6,683	$93,435,706
Preferred Stock	13,799,931	—	—	13,799,931
Total Investments in Securities	$107,228,954	$—	$6,683	$107,235,637

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Brazil Mid Cap ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 89.8%

BRAZIL— 89.8%
Basic Materials — 7.6%
Cia Siderurgica Nacional ADR	104,030	$402,596
Fibria Celulose ADR *	33,920	336,826
		739,422
Consumer Goods — 11.2%
Cia Hering	8,813	93,990
Cosan, Cl A	11,615	140,890
Cosan Industria e Comercio	6,849	116,692
Hypermarcas	24,427	180,211
JBS *	66,343	229,400
M Dias Branco	2,900	124,857
Natura Cosmeticos	12,056	207,624
		1,093,664
Consumer Services — 12.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	9,460	449,918
Kroton Educacional	16,200	344,379
Localiza Rent a Car	9,800	146,577
Lojas Renner	8,665	252,285
		1,193,159
Financials — 14.3%
BM&F Bovespa	117,571	600,048
BR Malls Participacoes	28,411	245,662
CETIP - Mercados Organizados	14,964	189,722
Cyrela Brazil Realty Empreendimentos e Participacoes	18,079	109,540
Multiplan Empreendimentos Imobiliarios	5,818	129,315
Porto Seguro	7,109	104,415
		1,378,702

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — continued

Industrials — 8.4%
All America Latina Logistica	31,762	$125,068
Duratex *	20,386	88,411
EcoRodovias Infraestrutura e Logistica	14,519	85,691
Embraer ADR	7,758	266,875
WEG	20,645	248,142
		814,187
Telecommunications — 8.3%
Tim Participacoes ADR	29,972	806,546
Utilities — 27.8%
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	44,809	424,789
Cia Energetica de Minas Gerais ADR	45,660	344,276
Cia Paranaense de Energia ADR	6,397	91,797
CPFL Energia ADR	32,927	551,857
EDP - Energias do Brasil	16,650	73,029
Tractebel Energia	14,460	212,450
Transmissora Alianca de Energia Eletrica	5,900	52,074
Ultrapar Participacoes ADR	37,795	940,717
		2,690,989
TOTAL COMMON STOCK
(Cost $8,727,273)		8,716,669

PREFERRED STOCK — 9.1%

BRAZIL— 9.1%
Basic Materials — 2.1%
Braskem *	10,300	70,168
Metalurgica Gerdau	18,750	137,151
		207,319
Consumer Services — 2.1%
Lojas Americanas	26,095	198,368
Financials — 1.3%
Bradespar	14,403	125,701
Industrials — 1.6%
Klabin	151,500	154,914
Telecommunications — 0.7%
Oi	74,825	69,490
Utilities — 1.3%
Cia Energetica de Sao Paulo	10,864	126,972
TOTAL PREFERRED STOCK
(Cost $1,464,887)		882,764

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Brazil Mid Cap ETF

	Face Amount/ Number of Warrants/ Rights	Value
CORPORATE OBLIGATIONS — 0.6%
Hypermarcas (A)(B)
11.300%, 10/15/18	$59,000	$26,899
3.000%, 10/15/15	59,000	26,898
TOTAL CORPORATE OBLIGATIONS
(Cost $70,852)		53,797

WARRANTS — 0.0%
Brazil — 0.0%
Hypermarcas
Strike Price $29.48, Expires 10/15/15(A)(B)*
(Cost $—)	59	—

RIGHTS — 0.0%
Brazil — 0.0%
Klabin SA, Expires 05/19/14*
(Cost $—)	924	—
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 05/01/14
(Cost $3,752)	3,752	3,752
TOTAL INVESTMENTS — 99.5%
(Cost $10,266,764)		$9,656,982

Percentages are based on Net Assets of $9,708,610.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2014, was $53,797 and represented 0.6% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2014 was $53,797 and represented 0.6% of Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$8,716,669	$—	$—	$8,716,669
Preferred Stock	882,764	—	—	882,764
Corporate Obligations	—	—	53,797	53,797
Warrants	—	—	—	—
Rights	—	—	—	—
Time Deposit	—	3,752	—	3,752
Total Investments in Securities	$9,599,433	$3,752	$53,797	$9,656,982

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Brazil Mid Cap ETF

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Brazil Consumer ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 91.7%

BRAZIL— 91.7%
Consumer Goods — 56.3%
Ambev ADR *	96,837	$702,068
Arezzo Industria e Comercio	21,403	239,203
BRF ADR	31,883	720,556
Cia Hering	51,821	552,665
Cosan, Cl A	48,505	588,365
Cosan Industria e Comercio	37,811	644,216
Gafisa ADR *	109,988	364,060
Grendene	39,541	249,154
Hypermarcas	88,407	652,223
JBS *	202,770	701,135
M Dias Branco *	16,128	694,377
Marfrig Alimentos *	114,407	213,447
Natura Cosmeticos	40,651	700,078
Sao Martinho	23,777	350,937
SLC Agricola	21,853	168,277
Souza Cruz	70,392	645,911
Technos	31,521	186,037
		8,372,709
Consumer Services — 35.4%
Anhanguera Educacional Participacoes	111,220	688,345
B2W Cia Digital *	30,409	336,855
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	14,529	690,999
Gol Linhas Aereas Inteligentes ADR *	48,476	315,094
International Meal Holdings *	23,560	185,965
Localiza Rent a Car	50,353	753,122
Lojas Renner	26,415	769,083
Marisa Lojas	23,861	161,374
Multiplus	22,260	284,720
Raia Drogasil *	93,979	805,866
Restoque Comercio e Confeccoes de Roupas *	47,947	132,245
Rossi Residencial *	157,500	113,017
		5,236,685

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Brazil Consumer ETF

	Shares/Face Amount/ Number of Warrants	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $14,126,180)		$13,609,394

PREFERRED STOCK — 7.8%

BRAZIL— 7.8%
Consumer Goods — 2.0%
Alpargatas	60,831	299,279
Consumer Services — 5.8%
Lojas Americanas	104,163	791,821
Saraiva Livreiros Editores *	9,193	65,141
		856,962
TOTAL PREFERRED STOCK
(Cost $1,010,618)		1,156,241

CORPORATE OBLIGATIONS — 0.5%
Hypermarcas (A)(B)
11.300%, 10/15/18	$84,000	38,296
3.000%, 10/15/15	84,000	38,296
TOTAL CORPORATE OBLIGATIONS
(Cost $100,874)		76,592

WARRANTS — 0.0%
Brazil — 0.0%
Hypermarcas
Strike Price $29.48, Expires 10/15/15(A)(B)*	84	—
TOTAL WARRANTS
(Cost $—)		—
TOTAL INVESTMENTS — 100.0%
(Cost $15,237,672)		$14,842,227

Percentages are based on Net Assets of $14,843,572.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2014, was $76,592 and represented 0.5% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2014 was $76,592 and represented 0.5% of Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Brazil Consumer ETF

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$13,609,394	$—	$—	$13,609,394
Preferred Stock	1,156,241	—	—	1,156,241
Corporate Obligations	—	—	76,592	76,592
Warrants	—	—	—	—
Total Investments in Securities	$14,765,635	$—	$76,592	$14,842,227

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Brazil Financials ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 96.1%

BRAZIL— 96.1%
Financials — 96.1%
Banco Bradesco ADR	20,422	$303,675
Banco do Brasil	11,453	120,655
Banco Santander Brasil ADR	47,929	318,728
BB Seguridade Participacoes	12,800	150,689
BM&F Bovespa	25,666	130,992
BR Malls Participacoes	15,074	130,340
BR Properties	16,174	129,842
Brasil Brokers Participacoes	8,334	16,483
Brasil Insurance Participacoes e Administracao	5,250	23,498
Brookfield Incorporacoes *	17,783	11,405
CETIP - Mercados Organizados	12,404	157,265
Cielo	9,216	160,740
Cyrela Brazil Realty Empreendimentos e Participacoes	15,185	92,006
Even Construtora e Incorporadora	13,329	43,339
Ez Tec Empreendimentos e Participacoes	2,985	36,279
Grupo BTG Pactual	10,017	136,794
Iguatemi Empresa de Shopping Centers	3,344	33,174
Itau Unibanco Holding ADR	19,284	315,487
LPS Brasil Consultoria de Imoveis	3,600	18,196
MRV Engenharia e Participacoes	18,569	58,961
Multiplan Empreendimentos Imobiliarios	4,748	105,532
PDG Realty Empreendimentos e Participacoes *	79,522	48,503
Porto Seguro	6,006	88,215
Rossi Residencial *	20,774	14,907
Sul America	19,510	141,748
TOTAL COMMON STOCK
(Cost $3,186,563)		2,787,453

PREFERRED STOCK — 3.5%

BRAZIL— 3.5%
Financials — 3.5%
Banco ABC Brasil *	4,109	24,049

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Brazil Financials ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued

Financials — continued
Banco do Estado do Rio Grande do Sul	10,458	$60,034
Banco Panamericano *	9,571	15,925
TOTAL PREFERRED STOCK
(Cost $131,118)		100,008

TIME DEPOSIT — 0.5%
Brown Brothers Harriman, 0.030%, 05/01/14
(Cost $15,537)	$15,537	15,537
TOTAL INVESTMENTS — 100.1%
(Cost $3,333,218)		$2,902,998

Percentages are based on Net Assets of $2,899,449.

*	Non-income producing security.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,787,453	$—	$—	$2,787,453
Preferred Stock	100,008	—	—	100,008
Time Deposit	—	15,537	—	15,537
Total Investments in Securities	$2,887,461	$15,537	$—	$2,902,998

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Argentina 20 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%

ARGENTINA— 78.9%
Basic Materials — 18.8%
Tenaris ADR	31,833	$1,402,244
Consumer Goods — 3.3%
Cresud SACIF y A ADR	20,524	247,725
Consumer Services — 17.0%
Arcos Dorados Holdings, Cl A	37,276	339,584
MercadoLibre	9,868	920,388
		1,259,972
Financials — 16.6%
Banco Macro ADR *	11,621	355,138
BBVA Banco Frances ADR *	25,762	252,467
Grupo Financiero Galicia ADR	33,571	451,866
IRSA Inversiones y Representaciones ADR	13,495	179,348
		1,238,819
Oil & Gas — 14.9%
Petrobras Argentina ADR *	36,165	198,184
Transportadora de Gas del Sur ADR *	19,773	52,201
YPF ADR	30,113	857,016
		1,107,401
Telecommunications — 4.8%
Telecom Argentina ADR *	17,581	358,125
Utilities — 3.5%
Pampa Energia ADR *	35,301	261,228
TOTAL ARGENTINA		5,875,514

CANADA— 14.8%
Basic Materials — 14.8%
Goldcorp	11,778	291,152
Pan American Silver	21,522	278,925

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Argentina 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Basic Materials — continued
Silver Standard Resources *	28,533	$282,762
Yamana Gold	33,271	248,867
TOTAL CANADA		1,101,706

CHILE— 3.5%
Consumer Services — 3.5%
Cencosud	78,849	262,711

UNITED STATES— 2.8%
Basic Materials — 1.8%
McEwen Mining *	56,091	134,619
Oil & Gas — 1.0%
Apco Oil and Gas International *	5,088	71,130
TOTAL UNITED STATES		205,749
TOTAL COMMON STOCK
(Cost $6,837,737)		7,445,680

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 05/01/14
(Cost $11,167)	$11,167	11,167
TOTAL INVESTMENTS — 100.1%
(Cost $6,848,904)		$7,456,847

Percentages are based on Net Assets of $7,451,848.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,445,680	$—	$—	$7,445,680
Time Deposit	—	11,167	—	11,167
Total Investments in Securities	$7,445,680	$11,167	$—	$7,456,847

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Greece 20 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%

CYPRUS— 0.0%
Financials — 0.0%
Bank of Cyprus(A)(B) *	3,387,287	$97,276

GREECE— 100.0%
Basic Materials — 3.3%
Mytilineos Holdings *	772,702	6,892,999
Consumer Goods — 18.6%
Coca-Cola HBC	1,005,978	25,443,288
Coca-Cola HBC ADR	213,250	5,371,767
JUMBO *	507,171	8,197,200
		39,012,255
Consumer Services — 14.0%
Folli Follie *	245,870	8,527,678
OPAP	1,300,462	20,748,214
		29,275,892
Financials — 29.4%
Alpha Bank AE *	20,798,144	20,111,413
Eurobank Properties Real Estate Investment	240,940	2,787,791
Marfin Investment Group Holdings *	4,843,666	3,346,484
National Bank of Greece ADR *	1,813,950	7,110,684
Piraeus Bank *	12,057,268	28,436,953
		61,793,325
Industrials — 10.0%
Ellaktor *	1,015,687	5,354,621
Metka	256,460	4,589,809
Piraeus Port Authority	65,342	1,695,193
Titan Cement *	298,802	9,410,107
		21,049,730

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Greece 20 ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued

Oil & Gas — 6.2%
Hellenic Petroleum	700,999	$6,000,505
Motor Oil Hellas Corinth Refineries	557,583	7,023,937
		13,024,442
Telecommunications — 11.5%
Hellenic Telecommunications Organization *	1,515,938	24,164,994
Utilities — 7.0%
Athens Water Supply & Sewage	309,032	3,987,233
Public Power	572,320	8,646,733
Terna Energy *	338,365	2,018,548
		14,652,514
TOTAL GREECE		209,866,151
TOTAL COMMON STOCK
(Cost $202,288,572)		209,963,427

U.S. TREASURY OBLIGATION — 26.2%
United States Treasury Bills
0.002%, 05/22/14(C)
(Cost $54,999,936)	55,000,000	54,999,615

TIME DEPOSITS — 0.4%
Brown Brothers Harriman
0.030%, 05/14/14	750,593	750,593
0.054%, 05/01/14, EUR	46,103	63,960
TOTAL TIME DEPOSITS
(Cost $814,553)		814,553

TOTAL INVESTMENTS — 126.6%
(Cost $258,103,061)		$265,777,595

Percentages are based on Net Assets of $209,903,240.

*	Non-income producing security.

ADR — American Depositary Receipt

EUR — Euro Dollar

(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2014, was $97,276 and represented 0.0% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2014 was $97,276 and represented 0.0% of Net Assets.
(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(1)	In U.S. Dollars unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Greece 20 ETF

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$209,866,151	$—	$97,276	$209,963,427
U.S. Treasury Obligation	—	54,999,615	—	54,999,615
Time Deposits	—	814,553	—	814,553
Total Investments in Securities	$209,866,151	$55,814,168	$97,276	$265,777,595

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Norway 30 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 9 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.4%

NORWAY— 94.7%
Basic Materials — 10.2%
Norsk Hydro	908,645	$4,862,473
Yara International	107,463	5,072,779
		9,935,252
Consumer Goods — 8.9%
Aker, Cl A	19,280	651,932
Austevoll Seafood	58,900	380,492
Leroey Seafood Group	11,400	402,739
Marine Harvest	231,774	2,838,542
Orkla(A)	534,031	4,410,205
		8,683,910
Consumer Services — 4.2%
Norwegian Air Shuttle *	8,481	336,712
Schibsted	65,622	3,768,880
		4,105,592
Financials — 17.0%
DnB(A)	635,975	11,244,549
Gjensidige Forsikring(A)	137,189	2,529,468
SpareBank 1 SR Bank	82,493	797,966
Storebrand	360,770	2,022,249
		16,594,232
Industrials — 2.3%
BW LPG * (A)	58,300	745,387
Stolt-Nielsen	15,470	417,700
Tomra Systems	119,454	1,110,279
		2,273,366

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Norway 30 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Oil & Gas — 41.6%
Aker Solutions(A)	119,403	$1,911,276
Det Norske Oljeselskap *	62,451	682,367
DNO International *	815,066	2,825,986
Fred Olsen Energy	18,820	598,702
Petroleum Geo-Services	175,687	2,117,654
ProSafe	148,470	1,306,290
REC Silicon *	1,866,800	1,038,873
Seadrill	209,117	7,299,729
Statoil(A)	661,402	20,072,493
TGS Nopec Geophysical	82,363	2,840,438
		40,693,808
Technology — 1.9%
Atea	75,042	861,601
Opera Software	74,240	957,927
		1,819,528
Telecommunications — 8.6%
Telenor	358,672	8,417,264
TOTAL NORWAY		92,522,952

UNITED KINGDOM— 4.7%
Oil & Gas — 4.7%
Subsea 7	227,621	4,552,956
TOTAL COMMON STOCK
(Cost $88,814,559)		97,075,908

REPURCHASE AGREEMENTS — 14.6%
Barclays
0.040%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $13,000,014 (collateralized by U.S. Treasury Bills, ranging in par value $1,443,816-$3,716,914, 0.625%-4.625%, 10/15/16-11/15/21 with a total market value of $13,260,004)(B)	$13,000,000	13,000,000
Deutsche Bank
0.040%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $1,224,532 (collateralized by U.S. Treasury Bills, par value $1,107,956, 4.500%, 05/15/17 with a total market value of $1,228,013)(B)	1,224,531	1,224,531
TOTAL REPURCHASE AGREEMENTS
(Cost $14,224,531)		14,224,531

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Norway 30 ETF

	Face Amount	Value
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 05/01/14
(Cost $48,396)	$48,396	$48,396
TOTAL INVESTMENTS — 114.0%
(Cost $103,087,486)		$111,348,835

Percentages are based on Net Assets of $97,706,504.

*	Non-income producing security.

Cl — Class

(A)	This security or a partial position of this security is on loan at April 30, 2014. The total value of securities on loan at April 30, 2014 was $13,527,938.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2014 was $14,224,531.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$97,075,908	$—	$—	$97,075,908
Repurchase Agreements	—	14,224,531	—	14,224,531
Time Deposit	—	48,396	—	48,396
Total Investments in Securities	$97,075,908	$14,272,927	$—	$111,348,835

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Nordic Region ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.3%

DENMARK— 21.8%
Consumer Goods — 1.7%
Carlsberg, Cl B	11,077	$1,106,671
Financials — 3.3%
Danske Bank *	75,733	2,139,668
Health Care — 14.3%
Coloplast, Cl B	10,506	881,489
Novo Nordisk ADR	188,324	8,548,026
		9,429,515
Industrials — 2.5%
A P Moller - Maersk, Cl B	704	1,677,561
TOTAL DENMARK		14,353,415

FINLAND— 12.4%
Financials — 3.7%
Sampo, Cl A	49,491	2,457,385
Industrials — 2.6%
Kone, Cl B	39,948	1,708,098
Technology — 4.5%
Nokia ADR	394,004	2,955,030
Utilities — 1.6%
Fortum	46,649	1,052,968
TOTAL FINLAND		8,173,481

NORWAY— 13.9%
Basic Materials — 2.3%
Norsk Hydro	140,813	753,539
Yara International	16,481	777,984
		1,531,523

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued

Financials — 3.0%
DnB	113,351	$2,004,137
Oil & Gas — 6.3%
Seadrill	37,267	1,300,893
Statoil ADR	92,485	2,818,018
		4,118,911
Telecommunications — 2.3%
Telenor	63,940	1,500,535
TOTAL NORWAY		9,155,106

SWEDEN— 51.2%
Consumer Goods — 2.6%
Svenska Cellulosa, Cl B	60,793	1,702,563
Consumer Services — 5.7%
Hennes & Mauritz, Cl B	91,795	3,738,322
Financials — 20.8%
Investor, Cl B	47,391	1,833,047
Nordea Bank	307,098	4,437,246
Skandinaviska Enskilda Banken, Cl A	152,325	2,097,860
Svenska Handelsbanken, Cl A	46,287	2,322,821
Swedbank, Cl A	113,150	3,005,291
		13,696,265
Industrials — 14.3%
Assa Abloy, Cl B	32,789	1,735,716
Atlas Copco, Cl A	64,873	1,877,687
Sandvik	103,841	1,465,260
Scania, Cl B	31,844	964,792
SKF, Cl B	43,590	1,126,253
Volvo, Cl B	147,073	2,318,443
		9,488,151
Technology — 5.3%
Ericsson ADR	288,108	3,454,415
Telecommunications — 2.5%
TeliaSonera	226,761	1,644,681
TOTAL SWEDEN		33,724,397
TOTAL COMMON STOCK
(Cost $55,744,533)		65,406,399
TOTAL INVESTMENTS — 99.3%
(Cost $55,744,533)		$65,406,399

Percentages are based on Net Assets of $65,899,967.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Nordic Region ETF

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$65,406,399	$—	$—	$65,406,399
Total Investments in Securities	$65,406,399	$—	$—	$65,406,399

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Central Asia & Mongolia Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%

CANADA— 14.7%
Basic Materials — 14.7%
Centerra Gold	17,904	$91,803
Dundee Precious Metals *	26,460	87,874
SouthGobi Resources *	23,150	13,795
Turquoise Hill Resources *	23,786	92,766
TOTAL CANADA		286,238

CHINA— 7.6%
Oil & Gas — 7.6%
MIE Holdings	377,100	71,014
SPT Energy Group	141,500	76,837
TOTAL CHINA		147,851

HONG KONG— 1.9%
Basic Materials — 1.9%
Mongolia Energy *	1,792,800	37,692

KAZAKHSTAN— 32.5%
Financials — 8.1%
Halyk Savings Bank of Kazakhstan JSC GDR	17,440	156,960
Oil & Gas — 15.2%
KazMunaiGas Exploration Production JSC GDR	12,578	187,161
Nostrum Oil & Gas *	10,880	108,800
		295,961
Telecommunications — 9.2%
KCell JSC GDR	11,835	178,708
TOTAL KAZAKHSTAN		631,629

MONGOLIA— 3.3%
Basic Materials — 3.3%
Mongolian Mining *	783,900	64,710

NETHERLANDS— 0.3%
Oil & Gas — 0.3%
Nostrum Oil & Gas GDR	500	5,000

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Central Asia & Mongolia Index ETF

	Shares	Value
COMMON STOCK — continued

SWEDEN— 4.9%
Telecommunications — 4.9%
TeliaSonera	13,046	$94,622

UNITED ARAB EMIRATES— 8.2%
Oil & Gas — 8.2%
Dragon Oil	14,968	159,213

UNITED KINGDOM— 26.2%
Basic Materials — 17.8%
Central Asia Metals	30,038	90,021
China Nonferrous Gold *	87,179	41,950
Kazakhmys	31,322	125,916
Polymetal International	9,270	88,587
		346,474
Financials — 4.8%
Bank of Georgia Holdings	2,144	94,226
Oil & Gas — 3.6%
Tethys Petroleum *	150,338	69,168
TOTAL UNITED KINGDOM		509,868
TOTAL COMMON STOCK
(Cost $2,034,032)		1,936,823
TOTAL INVESTMENTS — 99.6%
(Cost $2,034,032)		$1,936,823

Percentages are based on Net Assets of $1,944,069.

*	Non-income producing security.

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,936,823	$—	$—	$1,936,823
Total Investments in Securities	$1,936,823	$—	$—	$1,936,823

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Nigeria Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%

CANADA— 1.5%
Oil & Gas — 1.5%
Mart Resources	189,405	$257,482

FRANCE— 1.6%
Oil & Gas — 1.6%
MPI	44,165	264,696

ITALY— 5.9%
Oil & Gas — 5.9%
Saipem	37,160	994,989

NIGERIA— 70.6%
Consumer Goods — 18.0%
Dangote Sugar Refinery	1,720,100	106,001
Flour Mills of Nigeria	611,000	260,260
Guinness Nigeria *	350,400	383,880
Nestle Nigeria	124,900	808,565
Nigerian Breweries	1,293,000	1,207,283
Unilever Nigeria	964,700	285,237
		3,051,226
Financials — 44.0%
Access Bank	10,366,400	528,483
Diamond Bank *	5,665,600	213,716
Ecobank Transnational	1,609,211	135,228
FBN Holdings	12,250,100	1,079,747
Fidelity Bank	14,980,200	181,833
First City Monument Bank *	9,203,720	202,808
Guaranty Trust Bank	12,119,200	1,978,753
Skye Bank	7,133,000	154,959
Transnational Corp of Nigeria *	17,718,300	380,505
UAC of Nigeria	947,680	333,649
United Bank for Africa	16,474,962	692,225
Zenith Bank	11,124,500	1,571,903
		7,453,809
Industrials — 6.5%
Dangote Cement	468,000	658,405

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Nigeria Index ETF

	Shares	Value
COMMON STOCK — continued

Industrials — continued
Lafarge Cement WAPCO Nigeria	643,000	$434,270
		1,092,675
Oil & Gas — 2.1%
Oando	3,500,900	348,673
TOTAL NIGERIA		11,946,383

NORWAY— 6.4%
Oil & Gas — 6.4%
TGS Nopec Geophysical	31,550	1,088,059

UNITED KINGDOM— 9.6%
Oil & Gas — 9.6%
Afren *	336,600	895,092
Subsea 7	36,751	735,106
TOTAL UNITED KINGDOM		1,630,198

UNITED STATES— 4.0%
Oil & Gas — 4.0%
SEACOR Holdings *	8,191	683,048
TOTAL COMMON STOCK
(Cost $17,270,138)		16,864,855
TOTAL INVESTMENTS — 99.6%
(Cost $17,270,138)		$16,864,855

Percentages are based on Net Assets of $16,931,816.

*	Non-income producing security.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,864,855	$—	$—	$16,864,855
Total Investments in Securities	$16,864,855	$—	$—	$16,864,855

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

46

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Next Emerging & Frontier ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%

ARGENTINA— 2.0%
Consumer Services — 1.0%
Arcos Dorados Holdings, Cl A	95,818	$872,902
MercadoLibre	8,160	761,083
		1,633,985
Oil & Gas — 1.0%
YPF ADR	53,306	1,517,089
TOTAL ARGENTINA		3,151,074

AUSTRALIA— 1.0%
Basic Materials — 1.0%
Paladin Energy *	2,485,200	1,004,303
Resolute Mining *	924,000	519,328
TOTAL AUSTRALIA		1,523,631

BANGLADESH— 1.1%
Consumer Services — 0.2%
Square Pharmaceuticals	97,200	352,851
Telecommunications — 0.9%
Bangladesh Submarine Cable	216,000	506,876
GrameenPhone	238,600	826,798
		1,333,674
TOTAL BANGLADESH		1,686,525

The accompanying notes are an integral part of the financial statements.

47

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

CANADA— 3.4%
Basic Materials — 1.8%
African Barrick Gold	193,400	$810,786
Turquoise Hill Resources *	527,537	2,050,370
		2,861,156
Oil & Gas — 0.9%
Africa Oil *	60,504	456,519
Pan American Silver	70,002	906,919
		1,363,438
Technology — 0.7%
Goldcorp	44,146	1,090,308
TOTAL CANADA		5,314,902

CHILE— 6.4%
Basic Materials — 1.2%
Empresas CMPC	96,000	213,691
Sociedad Quimica y Minera de Chile, Cl B	52,752	1,681,972
		1,895,663
Consumer Goods — 0.8%
Cia Cervecerias Unidas	103,200	1,218,088
Consumer Services — 1.9%
Cencosud	72,000	239,892
Latam Airlines Group	88,800	1,355,004
SACI Falabella	144,000	1,224,978
		2,819,874
Financials — 0.3%
Banco de Chile	2,034,200	261,370
Banco Santander Chile	4,706,600	284,437
		545,807
Oil & Gas — 0.2%
Empresas COPEC	20,400	263,200
Telecommunications — 0.1%
ENTEL Chile	14,400	176,780
Utilities — 1.9%
Aguas Andinas, Cl A	334,600	206,421
Empresa Nacional de Electricidad	948,000	1,402,456
Enersis	4,283,600	1,385,468
		2,994,345
TOTAL CHILE		9,913,757

The accompanying notes are an integral part of the financial statements.

48

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

COLOMBIA— 1.0%
Consumer Goods — 0.1%
Almacenes Exito	13,200	$201,077
Industrials — 0.2%
Cementos Argos	48,000	267,689
Oil & Gas — 0.7%
Ecopetrol	600,000	1,116,920
TOTAL COLOMBIA		1,585,686

CZECH REPUBLIC— 1.4%
Financials — 0.2%
Komercni Banka	1,320	304,160
Telecommunications — 0.2%
Telefonica Czech Republic	18,000	272,689
Utilities — 1.0%
CEZ	52,560	1,580,289
TOTAL CZECH REPUBLIC		2,157,138

EGYPT— 0.2%
Financials — 0.2%
Commercial International Bank Egypt SAE	59,100	316,182

HUNGARY— 0.6%
Financials — 0.5%
OTP Bank	36,480	694,771
Oil & Gas — 0.1%
MOL Hungarian Oil & Gas	3,240	186,101
TOTAL HUNGARY		880,872

INDONESIA— 8.3%
Basic Materials — 1.2%
Indocement Tunggal Prakarsa	180,000	341,738
Semen Indonesia Persero	1,164,000	1,495,083
		1,836,821
Consumer Goods — 2.0%
Astra International	2,437,400	1,565,341
Charoen Pokphand Indonesia	649,400	211,758
Gudang Garam	96,000	469,143
Indofood CBP Sukses Makmur TBK	240,000	207,586
Indofood Sukses Makmur	481,200	293,427
Unilever Indonesia	108,000	273,235
		3,020,490

The accompanying notes are an integral part of the financial statements.

49

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 0.4%
Kalbe Farma	2,581,400	$344,961
Media Nusantara Citra	1,270,600	298,376
		643,337
Financials — 2.6%
Bank Central Asia	1,548,000	1,472,819
Bank Mandiri	2,025,000	1,720,852
Bank Rakyat Indonesia Persero	1,080,000	924,793
		4,118,464
Industrials — 0.3%
Jasa Marga Persero	456,000	232,703
United Tractors	144,000	270,276
		502,979
Telecommunications — 0.9%
Telekomunikasi Indonesia Persero	7,215,800	1,413,639
Utilities — 0.9%
Perusahaan Gas Negara	3,061,400	1,410,021
TOTAL INDONESIA		12,945,751

KAZAKHSTAN— 0.2%
Oil & Gas — 0.2%
KazMunaiGas Exploration Production JSC GDR	17,054	253,763

KENYA— 0.2%
Telecommunications — 0.2%
Safaricom	2,173,200	327,191

KUWAIT— 1.9%
Financials — 1.5%
Kuwait Finance House	596,640	1,761,691
National Bank of Kuwait SAK *	179,580	626,070
		2,387,761
Telecommunications — 0.4%
Mobile Telecommunications KSC *	226,600	523,977
TOTAL KUWAIT		2,911,738

MALAYSIA— 10.4%
Basic Materials — 0.2%
Petronas Chemicals Group	142,600	293,890
Consumer Goods — 0.5%
IOI	180,000	275,608
Kuala Lumpur Kepong	30,600	226,771
UMW Holdings	84,000	276,785
		779,164

The accompanying notes are an integral part of the financial statements.

50

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

Consumer Services — 0.6%
Genting	96,000	$288,103
Genting Malaysia	228,000	294,644
IHH Healthcare *	240,000	294,718
		877,465
Energy — 0.9%
Sapurakencana Petroleum *	1,117,200	1,474,547
Financials — 2.4%
CIMB Group Holdings	324,596	746,506
Malayan Banking	456,000	1,382,453
Public Bank	251,900	1,553,596
		3,682,555
Industrials — 1.1%
MISC *	144,000	287,074
Sime Darby	492,267	1,423,059
		1,710,133
Oil & Gas — 0.3%
Petronas Dagangan	24,000	222,692
Petronas Gas	36,000	259,072
		481,764
Real Estate — 0.1%
IOI Properties Group Sdn *	95,400	78,295
Telecommunications — 3.0%
Axiata Group	660,000	1,360,220
DiGi.Com	946,600	1,605,930
Maxis	646,600	1,376,166
Telekom Malaysia	192,000	364,538
		4,706,854
Utilities — 1.3%
Tenaga Nasional	504,000	1,836,656
YTL	456,000	224,823
		2,061,479
TOTAL MALAYSIA		16,146,146

MEXICO— 9.2%
Basic Materials — 2.9%
Alpek, Cl A	154,800	266,229
Fresnillo	90,000	1,293,898
Grupo Mexico, Cl B	444,000	1,337,150
Industrias Penoles	10,764	250,605
Mexichem	336,000	1,252,030
Minera Frisco *	84,000	153,583
		4,553,495

The accompanying notes are an integral part of the financial statements.

51

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

Consumer Goods — 0.7%
Arca Continental	48,000	$305,257
Coca-Cola Femsa	24,000	268,898
Grupo Bimbo, Ser A	96,000	264,752
Kimberly-Clark de Mexico, Cl A	96,000	250,516
		1,089,423
Consumer Services — 1.2%
Grupo Elektra	9,240	264,535
Grupo Sanborns	120,000	199,499
Wal-Mart de Mexico	552,000	1,396,587
		1,860,621
Financials — 1.0%
Grupo Financiero Banorte, Cl O	120,000	796,988
Grupo Financiero Inbursa, Cl O	312,000	799,153
		1,596,141
Industrials — 2.2%
Alfa, Cl A	550,800	1,455,019
Promotora y Operadora de Infraestructura *	141,600	1,977,437
		3,432,456
Telecommunications — 0.9%
America Movil	1,342,800	1,353,808
Utilities — 0.3%
Infraestructura Energetica Nova	84,000	439,431
TOTAL MEXICO		14,325,375

NIGERIA— 0.3%
Consumer Goods — 0.1%
Nigerian Breweries	214,600	200,374
Financials — 0.2%
Guaranty Trust Bank	1,515,600	247,458
TOTAL NIGERIA		447,832

OMAN— 0.2%
Financials — 0.2%
BankMuscat SAOG *	156,000	251,221

PAKISTAN— 1.4%
Basic Materials — 0.1%
Fauji Fertilizer	166,800	191,858
Consumer Goods — 0.5%
Engro Foods *	660,000	727,305
Consumer Services — 0.2%
Nishat Mills	276,000	323,087

The accompanying notes are an integral part of the financial statements.

52

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 0.6%
Oil & Gas Development	108,000	$276,147
Pakistan Petroleum	288,000	677,099
		953,246
TOTAL PAKISTAN		2,195,496

PANAMA— 1.2%
Consumer Services — 1.2%
Copa Holdings, Cl A	13,320	1,801,930

PAPUA NEW GUINEA— 1.3%
Oil & Gas — 1.3%
Oil Search	240,074	1,982,719

PERU— 0.5%
Financials — 0.5%
Credicorp Ltd.	5,520	823,860

PHILIPPINES— 3.0%
Consumer Goods — 0.4%
LT Group	612,000	251,225
Universal Robina	108,000	353,701
		604,926
Consumer Services — 0.8%
SM Investments	74,400	1,209,960
Financials — 0.2%
Ayala	21,600	302,342
Industrials — 0.3%
Alliance Global Group	492,000	343,782
International Container Terminal Services	96,000	232,786
		576,568
Real Estate — 0.2%
Ayala Land	432,000	291,682
Technology — 0.9%
Philippine Long Distance Telephone	22,674	1,464,807
Utilities — 0.2%
Manila Electric	43,200	272,108
TOTAL PHILIPPINES		4,722,393

POLAND— 4.4%
Basic Materials — 0.8%
KGHM Polska Miedz	35,280	1,275,377
Financials — 1.5%
Bank Pekao	11,880	760,636
Powszechna Kasa Oszczednosci Bank Polski	60,000	822,420

The accompanying notes are an integral part of the financial statements.

53

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

Financials — continued
Powszechny Zaklad Ubezpieczen	5,256	$745,091
		2,328,147
Oil & Gas — 1.1%
Polski Koncern Naftowy Orlen S.A.	94,800	1,418,407
Polskie Gornictwo Naftowe i Gazownictwo	156,000	242,683
		1,661,090
Utilities — 1.0%
PGE	234,000	1,623,041
TOTAL POLAND		6,887,655

QATAR— 2.2%
Financials — 0.6%
Qatar National Bank	17,872	932,661
Industrials — 1.2%
Industries Qatar QSC	38,406	1,877,657
Telecommunications — 0.4%
Ooredoo QSC	14,358	579,707
TOTAL QATAR		3,390,025

RUSSIA— 1.2%
Basic Materials — 1.2%
Polyus Gold International	613,200	1,915,344

SOUTH AFRICA— 9.9%
Basic Materials — 2.0%
Anglo American Platinum *	17,400	826,957
AngloGold Ashanti	46,800	844,629
Assore	5,160	199,411
Impala Platinum Holdings	58,800	661,748
Kumba Iron Ore	17,958	638,639
		3,171,384
Consumer Goods — 0.4%
Tiger Brands	25,320	676,628
Consumer Services — 3.3%
Aspen Pharmacare Holdings	28,320	753,648
Mediclinic International	96,000	670,690
Naspers, Cl N	14,532	1,370,253
Shoprite Holdings	42,000	701,391
Steinhoff International Holdings	192,000	996,637
Woolworths Holdings	96,000	652,440
		5,145,059
Financials — 2.0%
Barclays Africa Group	51,580	755,033

The accompanying notes are an integral part of the financial statements.

54

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

Financials — continued
FirstRand	216,000	$793,742
Remgro	37,200	748,384
Standard Bank Group	60,000	787,491
		3,084,650
Industrials — 0.5%
Bidvest Group	28,495	781,408
Oil & Gas — 0.2%
Exxaro Resources	19,200	261,670
Technology — 0.5%
Sasol	14,880	834,895
Telecommunications — 1.0%
MTN Group	37,200	745,415
Vodacom Group	66,000	787,006
		1,532,421
TOTAL SOUTH AFRICA		15,488,115

SOUTH KOREA— 0.3%
Consumer Services — 0.3%
Kolao Holdings *	18,609	461,938

SWEDEN— 1.1%
Telecommunications — 1.1%
TeliaSonera	246,000	1,784,221

THAILAND— 9.4%
Basic Materials — 0.4%
PTT Global Chemical	312,000	672,497
Consumer Goods — 1.0%
Charoen Pokphand Foods	960,000	800,989
Thai Beverage	1,765,400	830,809
		1,631,798
Consumer Services — 1.2%
Bangkok Dusit Medical Services	1,786,000	816,835
BEC World	168,000	284,240
CP ALL	613,400	796,131
		1,897,206
Financials — 1.5%
Bangkok Bank	94,000	547,559
Bangkok Bank NVDR	26,000	151,452
Kasikornbank	103,400	611,901
Kasikornbank NVDR	28,600	169,249
Siam Commercial Bank	144,000	736,465
		2,216,626

The accompanying notes are an integral part of the financial statements.

55

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued

Industrials — 1.4%
Airports of Thailand	113,400	$683,344
Siam Cement	80,840	1,084,195
Siam Cement NVDR	22,360	299,884
		2,067,423
Oil & Gas — 2.1%
PTT	143,800	1,390,896
PTT Exploration & Production	264,000	1,301,236
Thai Oil	382,600	617,764
		3,309,896
Telecommunications — 1.8%
Advanced Info Service	179,500	1,342,367
Intouch Holdings	32,200	77,614
Intouch Holdings NVDR	243,800	587,652
Total Access Communication	23,800	91,567
Total Access Communication NVDR	180,200	693,291
		2,792,491
TOTAL THAILAND		14,587,937

TURKEY— 7.9%
Basic Materials — 1.0%
Eregli Demir ve Celik Fabrikalari	1,088,400	1,510,271
Consumer Goods — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii	18,000	215,245
Coca-Cola Icecek	10,800	252,923
Ford Otomotiv Sanayi	15,600	176,202
		644,370
Consumer Services — 1.9%
Arcelik	48,000	295,517
BIM Birlesik Magazalar	67,212	1,551,744
Turk Hava Yollari	336,600	1,076,011
		2,923,272
Financials — 1.7%
Akbank	190,600	665,256
Haci Omer Sabanci Holding	156,000	657,526
Turkiye Garanti Bankasi	180,000	658,947
Turkiye Is Bankasi, Cl C	264,000	621,383
		2,603,112
Industrials — 1.0%
Enka Insaat ve Sanayi	96,000	290,971
KOC Holding	288,000	1,286,183
		1,577,154

The accompanying notes are an integral part of the financial statements.

56

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 0.9%
Tupras Turkiye Petrol Rafinerileri	64,440	$1,449,599
Telecommunications — 1.0%
Turk Telekomunikasyon	84,000	251,815
Turkcell Iletisim Hizmetleri *	222,600	1,296,668
		1,548,483
TOTAL TURKEY		12,256,261

UNITED ARAB EMIRATES— 3.6%
Financials — 1.7%
Abu Dhabi Commercial Bank PJSC *	418,200	884,688
First Gulf Bank PJSC	228,340	1,078,615
National Bank of Abu Dhabi PJSC *	167,540	650,007
		2,613,310
Industrials — 0.2%
DP World	14,144	261,664
Real Estate — 1.7%
Emaar Properties PJSC	901,400	2,675,033
TOTAL UNITED ARAB EMIRATES		5,550,007

UNITED KINGDOM— 3.3%
Basic Materials — 0.9%
Ferrexpo	178,600	439,052
Kazakhmys	252,000	1,013,054
		1,452,106
Financials — 0.5%
Bank of Georgia Holdings	16,560	727,792
Oil & Gas — 1.5%
Afren *	456,000	1,212,602
Premier Oil	192,000	1,098,292
		2,310,894
Telecommunications — 0.4%
Cable & Wireless Communications	767,695	684,377
TOTAL UNITED KINGDOM		5,175,169

UNITED STATES— 0.6%
Oil & Gas — 0.6%
Vaalco Energy *	94,490	871,198

VIETNAM— 0.7%
Basic Materials — 0.1%
Petrovietnam Fertilizer & Chemicals JSC	83,600	137,202
Real Estate — 0.3%
Vingroup JSC *	168,200	518,582

The accompanying notes are an integral part of the financial statements.

57

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Next Emerging & Frontier ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued

Utilities — 0.3%
PetroVietnam Gas JSC	72,200	$340,752
Pha Lai Thermal Power JSC	156,700	154,600
		495,352
TOTAL VIETNAM		1,151,136
TOTAL COMMON STOCK
(Cost $153,754,887)		155,184,188

CONVERTIBLE BOND — 0.0%
BankMuscat SAOG
4.500%, 03/20/17	2,702	8
(Cost $–)		8

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 1.752%, 05/01/14, AUD
(Cost $5)	6	5
TOTAL INVESTMENTS — 99.8%
(Cost $153,754,892)		$155,184,201

Percentages are based on Net Assets of $155,572,775.

*	Non-income producing security.

ADR – American Depositary Receipt

AUD – Australian Dollar

Cl – Class

GDR – Global Depositary Receipt

NVDR – Non-voting Depository Receipt

(1)	In U.S. Dollars unless otherwise indicated.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$155,184,188	$—	$—	$155,184,188
Convertible Bond	—	8	—	8
Time Deposit	—	5	—	5
Total Investments in Securities	$155,184,188	$13	$—	$155,184,201

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

58

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Portugal 20 ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%

PORTUGAL— 99.8%
Basic Materials — 12.6%
Altri	195,100	$662,063
Cimpor Cimentos de Portugal	52,488	230,764
Portucel	237,600	1,125,699
Semapa-Sociedade de Investimento e Gestao	57,275	859,363
Sonae Industria *	89,300	75,697
		2,953,586
Consumer Goods — 13.3%
Jeronimo Martins	116,575	2,038,607
Sonae *	580,600	1,090,639
		3,129,246
Consumer Services — 4.2%
ZON OPTIMUS	135,500	977,337
Energy — 13.2%
Galp Energia	179,350	3,106,527
Financials — 19.7%
Banco BPI, Cl G *	423,100	1,085,338
Banco Comercial Portugues, Cl R *	6,454,600	1,961,095
Banco Espirito Santo *	555,600	983,554
BANIF - Banco Internacional do Funchal *	40,319,200	581,742
		4,611,729
Industrials — 4.2%
Mota-Engil	119,400	912,230
Sonae Capital *	121,937	78,664
		990,894

The accompanying notes are an integral part of the financial statements.

59

Schedule of Investments	April 30, 2014 (Unaudited)

Global X FTSE Portugal 20 ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued

Telecommunication Services — 5.8%
Portugal Telecom	237,000	$986,404
Sonaecom	118,900	379,398
		1,365,802
Utilities — 26.8%
EDP Renovaveis *	164,000	1,123,291
Energias de Portugal	983,400	4,775,111
Redes Energeticas Nacionais	98,100	368,555
		6,266,957
TOTAL COMMON STOCK
(Cost $21,563,768)		23,402,078

U.S. TREASURY OBLIGATION — 6.4%
United States Treasury Bills
0.002%, 05/22/14(A)
(Cost $1,499,999)	1,500,000	1,499,990

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.544%, 05/01/14, EUR
(Cost $17,613)	12,696	17,613
TOTAL INVESTMENTS — 106.3%
(Cost $23,081,380)		$24,919,681

Percentages are based on Net Assets of $23,442,113.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl - Class

EUR - Euro Dollar

(1)	In U.S. Dollars unless otherwise indicated.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,402,078	$—	$—	$23,402,078
U.S. Treasury Obligation	—	1,499,990	—	1,499,990
Time Deposit	—	17,613	—	17,613
Total Investments in Securities	$23,402,078	$1,517,603	$—	$24,919,681

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

60

Statements of Assets and Liabilities
April 30, 2014 (Unaudited)

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Assets:
Cost of Investments	$174,950,118	$3,422,801	$18,427,947	$4,418,727
Cost of Repurchase Agreements	21,376,801	—	—	—
Cost of Foreign Currency	17,105	—	—	—
Investments, at Value	$152,989,853 *	$3,582,924	$15,717,703	$3,343,883
Repurchase Agreements, at Value	21,376,801	—	—	—
Foreign Currency, at Value	17,105	—	—	—
Receivable for Investment Securities Sold	22,629,762	306,107	2,359,254	198,296
Dividend and Interest Receivable	105,338	—	1,700	—
Unrealized Appreciation on Foreign Spot Currency Contracts	87	—	—	—
Total Assets	197,118,946	3,889,031	18,078,657	3,542,179

Liabilities:
Payable for Investment Securities Purchased	22,649,684	303,091	627,323	197,502
Obligation to Return Securities Lending Collateral	21,376,801	—	—	—
Payable due to Investment Adviser	87,946	2,005	10,459	2,142
Cash Overdraft	4,665	—	—	—
Payable for Capital Shares Redeemed	—	—	1,743,000	—
Unrealized Depreciation on Foreign Spot Currency Contracts	—	—	1	6
Total Liabilities	44,119,096	305,096	2,380,783	199,650
Net Assets	$152,999,850	$3,583,935	$15,697,874	$3,342,529
Net Assets Consist of:
Paid-in Capital	$186,564,641	$3,853,633	$21,953,945	$5,925,500
Distributions in Excess of Net Investment Income	(213,111)	(14,180)	(112,762)	(26,627)
Accumulated Net Realized Loss on Investments and Foreign Currency Translation	(11,392,186)	(415,641)	(3,433,063)	(1,481,495)
Net Unrealized Appreciation (Depreciation) on Investments	(21,960,265)	160,123	(2,710,244)	(1,074,844)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translation	771	—	(2)	(5)
Net Assets	$152,999,850	$3,583,935	$15,697,874	$3,342,529
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	10,900,000	250,000	1,350,000	300,000

Net Asset Value, Offering and Redemption Price Per Share	$14.04	$14.34	$11.63	$11.14
*Includes Market Value of Securities on Loan	$19,669,442	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

61

Statements of Assets and Liabilities
April 30, 2014 (Unaudited)

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X FTSE ASEAN 40 ETF	Global X FTSE Andean 40 ETF
Assets:
Cost of Investments	$2,656,179	$18,942,376	$30,972,098	$11,141,683
Cost of Foreign Currency	—	—	70,396	9,206
Investments, at Value	$2,073,938	$19,439,386	$29,459,845	$9,527,324
Foreign Currency, at Value	—	—	70,387	9,190
Receivable for Investment Securities Sold	143,827	—	—	—
Dividend and Interest Receivable	—	4,130	249,465	68,736
Reclaim Receivable	—	—	2,134	—
Total Assets	2,217,765	19,443,516	29,781,831	9,605,250

Liabilities:
Payable for Investment Securities Purchased	135,219	—	—	—
Payable due to Investment Adviser	1,148	10,943	16,044	5,637
Cash Overdraft	376	—	42,852	53,686
Total Liabilities	136,743	10,943	58,896	59,323
Net Assets	$2,081,022	$19,432,573	$29,722,935	$9,545,927
Net Assets Consist of:
Paid-in Capital	$3,599,439	$20,164,786	$33,695,793	$12,444,467
Undistributed (Distributions in Excess of) Net Investment Income	(7,432)	(24,635)	286,208	82,297
Accumulated Net Realized Loss on Investments and Foreign Currency Translation	(928,743)	(1,204,588)	(2,746,564)	(1,366,459)
Net Unrealized Appreciation (Depreciation) on Investments	(582,241)	497,010	(1,512,253)	(1,614,359)
Net Unrealized Depreciation on Foreign Currency Translation	(1)	—	(249)	(19)
Net Assets	$2,081,022	$19,432,573	$29,722,935	$9,545,927
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	149,971	950,000	1,800,000	850,000

Net Asset Value, Offering and Redemption Price Per Share	$13.88	$20.46	$16.51	$11.23

The accompanying notes are an integral part of the financial statements.

62

Statements of Assets and Liabilities
April 30, 2014 (Unaudited)

	Global X FTSE Colombia 20 ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Assets:
Cost of Investments	$109,176,627	$10,266,764	$15,237,672	$3,333,218
Cost of (Proceeds from) Foreign Currency	239,663	(171)	3,872	—
Investments, at Value	$107,235,637 *	$9,656,982	$14,842,227	$2,902,998
Cash	7,200,681	—	—	—
Foreign Currency, at Value	239,436	—	3,873	—
Dividend and Interest Receivable	951,157	57,309	39,284	5,381
Receivable for Investment Securities Sold	229,375	—	—	9,121
Reclaim Receivable	—	—	—	322
Total Assets	115,856,286	9,714,291	14,885,384	2,917,822

Liabilities:
Obligation to Return Securities Lending Collateral	7,200,681	—	—	—
Cash Overdraft	573,631	—	32,380	—
Payable for Investment Securities Purchased	242,746	—	—	16,666
Payable due to Custodian	194,344	—	—	—
Payable due to Investment Adviser	48,971	5,510	9,432	1,707
Foreign Currency Overdraft	—	171	—	—
Total Liabilities	8,260,373	5,681	41,812	18,373
Net Assets	$107,595,913	$9,708,610	$14,843,572	$2,899,449
Net Assets Consist of:
Paid-in Capital	$140,135,762	$15,072,566	$18,143,181	$4,608,459
Undistributed (Distributions in Excess of) Net Investment Income	(832,121)	90,088	104,743	42,381
Accumulated Net Realized Loss on Investments and Foreign Currency Translation	(29,766,624)	(4,844,331)	(3,009,124)	(1,321,199)
Net Unrealized Depreciation on Investments	(1,940,990)	(609,782)	(395,445)	(430,220)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(114)	69	217	28
Net Assets	$107,595,913	$9,708,610	$14,843,572	$2,899,449
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	5,630,000	750,000	900,000	250,000

Net Asset Value, Offering and Redemption Price Per Share	$19.11	$12.94	$16.49	$11.60
*Includes Market Value of Securities on Loan	$6,971,038	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

63

Statements of Assets and Liabilities
April 30, 2014 (Unaudited)

	Global X FTSE Argentina 20 ETF	Global X FTSE Greece 20 ETF	Global X FTSE Norway 30 ETF		Global X FTSE Nordic Region ETF
Assets:
Cost of Investments	$6,848,904	$258,103,061	$88,862,955		$55,744,533
Cost of Repurchase Agreements	—	—	14,224,531		—
Cost of Foreign Currency	—	—	373,452		—
Investments, at Value	$7,456,847	$265,777,595	$97,124,304	*	$65,406,399
Repurchase Agreements, at Value	—	—	14,224,531		—
Foreign Currency, at Value	—	1	330,493		—
Receivable for Investment Securities Sold	426,291	5,361,481	—		—
Unrealized Appreciation on Spot Foreign Currency Contracts	—	749	—		—
Receivable for Capital Shares Sold	—	1,116,500	—		—
Dividend and Interest Receivable	—	—	651,271		299,692
Reclaim Receivable	—	—	—		378,081
Total Assets	7,883,138	272,256,326	112,330,599		66,084,172

Liabilities:
Payable for Investment Securities Purchased	426,596	3,283,743	—		—
Obligation to Return Securities Lending Collateral	—	—	14,224,531		—
Payable due to Investment Adviser	4,499	102,921	38,418		26,327
Payable due to Custodian	195	41,824	—		—
Payable for Capital Shares Redeemed	—	3,350,500	—		—
Cash Overdraft	—	55,574,098	361,146		157,878
Total Liabilities	431,290	62,353,086	14,624,095		184,205
Net Assets	$7,451,848	$209,903,240	$97,706,504		$65,899,967
Net Assets Consist of:
Paid-in Capital	$9,036,557	$199,684,721	$91,841,079		$53,951,957
Undistributed (Distributions in Excess of) Net Investment Income	(18,531)	(378,834)	1,245,952		1,162,776
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translation	(2,174,121)	2,923,099	(3,652,974)		1,119,062
Net Unrealized Appreciation on Investments	607,943	7,674,534	8,261,349		9,661,866
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translation	—	(280)	11,098		4,306
Net Assets	$7,451,848	$209,903,240	$97,706,504		$65,899,967
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	374,975	9,100,000	5,650,000		2,560,000

Net Asset Value, Offering and Redemption Price Per Share	$19.87	$23.07	$17.29		$25.74
*Includes Market Value of Securities on Loan	$—	$—	$13,527,938		$—

The accompanying notes are an integral part of the financial statements.

64

Statements of Assets and Liabilities
April 30, 2014 (Unaudited)

	Global X Central Asia & Mongolia Index ETF	Global X Nigeria Index ETF	Global X Next Emerging & Frontier ETF	Global X FTSE Portugal 20 ETF
Assets:
Cost of Investments	$2,034,032	$17,270,138	$153,754,892	$23,081,380
Cost of Foreign Currency	—	123,223	1,319,234	—
Investments, at Value	$1,936,823	$16,864,855	$155,184,201	$24,919,681
Foreign Currency, at Value	—	123,158	1,319,774	—
Receivable for Investment Securities Sold	65,522	16,083	190,275	—
Dividend and Interest Receivable	9,742	80,715	306,453	—
Reclaim Receivable	1,824	—	3,428	2,348
Receivable for Capital Shares Sold	—	736,000	—	—
Total Assets	2,013,911	17,820,811	157,004,131	24,922,029

Liabilities:
Payable for Investment Securities Purchased	64,709	750,113	190,340	—
Cash Overdraft	3,861	129,760	1,201,460	1,466,563
Payable due to Investment Adviser	1,073	7,416	28,899	10,284
Payable due to Custodian	191	—	10,657	3,069
Unrealized Depreciation on Spot Foreign Currency Contracts	8	1,706	—	—
Total Liabilities	69,842	888,995	1,431,356	1,479,916
Net Assets	$1,944,069	$16,931,816	$155,572,775	$23,442,113
Net Assets Consist of:
Paid-in Capital	$2,153,379	$17,131,000	$153,692,000	$21,681,000
Undistributed Net Investment Income(Accumulated Net Investment Loss)	6,116	251,447	475,870	(11,289)
Accumulated Net Realized Loss on Investments and Foreign Currency Translation	(118,231)	(44,345)	(24,675)	(65,899)
Net Unrealized Appreciation (Depreciation) on Investments	(97,209)	(405,283)	1,429,309	1,838,301
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translation	14	(1,003)	271	—
Net Assets	$1,944,069	$16,931,816	$155,572,775	$23,442,113
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	150,000	1,150,000	6,000,000	1,300,000

Net Asset Value, Offering and Redemption Price Per Share	$12.96	$14.72	$25.93	$18.03

The accompanying notes are an integral part of the financial statements.

65

Statements of Operations
For the period ended April 30, 2014 (Unaudited)

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Investment Income:
Dividend Income	$455,232	$247	$5,373	$1,281
Interest Income	45	27	24	2
Security Lending Income	116,474	—	—	—
Less: Foreign Taxes Withheld	—	(465)	—	—
Total Investment Income	571,751	(191)	5,397	1,283
Supervision and Administration Fees(1)	583,713	13,964	118,156	13,384
Total Expenses	583,713	13,964	118,156	13,384
Net Investment Loss	(11,962)	(14,155)	(112,759)	(12,101)
Net Realized Gain (Loss) on:
Investments (2)	1,474,979	55,079	(2,061,216)	(240,686)
Foreign Currency Translation	(1,105)	(22)	(913)	56
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,473,874	55,057	(2,062,129)	(240,630)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(22,058,946)	(176,292)	(3,854,896)	897
Foreign Currency Translation	1,249	1	(6)	(82)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(22,057,697)	(176,291)	(3,854,902)	815
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translation	(20,583,823)	(121,234)	(5,917,031)	(239,815)
Net Decrease in Net Assets Resulting from Operations	$(20,595,785)	$(135,389)	$(6,029,790)	$(251,916)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

66

Statements of Operations
For the period ended April 30, 2014 (Unaudited)

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X FTSE ASEAN 40 ETF		Global X FTSE Andean 40 ETF
Investment Income:
Dividend Income	$265	$27,281	$570,261		$169,072
Interest Income	2	1	13		3
Less: Foreign Taxes Withheld	(689)	(1,216)	(31,088)		(20,838)
Total Investment Income	(422)	26,066	539,186		148,237
Supervision and Administration Fees(1)	7,010	50,702	115,363		33,713
Total Expenses	7,010	50,702	115,363		33,713
Net Investment Income (Loss)	(7,432)	(24,636)	423,823		114,524
Net Realized Gain (Loss) on:
Investments	(107,641)	(222,869)	(1,199,053	)(2)	(711,740	)(2)
Foreign Currency Transactions	66	(3)	(33,159)		9,744
Net Realized Loss on Investments and Foreign Currency Transactions	(107,575)	(222,872)	(1,232,212)		(701,996)
Net Change in Unrealized Depreciation on:
Investments	(36,016)	(861,207)	(414,359)		(282,907)
Foreign Currency Translation	(68)	—	(1)		(4)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(36,084)	(861,207)	(414,360)		(282,911)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translation	(143,659)	(1,084,079)	(1,646,572)		(984,907)
Net Decrease in Net Assets Resulting from Operations	$(151,091)	$(1,108,715)	$(1,222,749)		$(870,383)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

67

Statements of Operations
For the period ended April 30, 2014 (Unaudited)

	Global X FTSE Colombia 20 ETF		Global X Brazil Mid Cap ETF		Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Investment Income:
Dividend Income	$1,989,027		$157,308		$189,223	$57,554
Interest Income	46		9,621		6,476	—
Security Lending Income	61,546		—		—	—
Less: Foreign Taxes Withheld	(45,841)		—		—	—
Total Investment Income	2,004,778		166,929		195,699	57,554
Supervision and Administration Fees(1)	366,881		32,663		55,488	8,226
Income Tax(2)	—		—		808	5
Custodian Fees	72,814		—		—	—
Total Expenses	439,695		32,663		56,296	8,231
Waiver of Supervision and Administration Fees	(75,534)		—		—	—
Net Expenses	364,161		32,663		56,296	8,231
Net Investment Income	1,640,617		134,266		139,403	49,323
Net Realized Gain (Loss) on:
Investments	(3,404,464	)(3)	(332,504	)(3)	236,557 (3)	(102,389)
Foreign Currency Translation	(133,337)		(17,936)		(5,277)	815
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(3,537,801)		(350,440)		231,280	(101,574)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,077,326)		(481,247)		(1,570,212)	(6,256)
Foreign Currency Translation	4,019		706		624	154
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(6,073,307)		(480,541)		(1,569,588)	(6,102)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translation	(9,611,108)		(830,981)		(1,338,308)	(107,676)
Net Decrease in Net Assets Resulting from Operations	$(7,970,491)		$(696,715)		$(1,198,905)	$(58,353)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in Notes to Financial Statements.
(3)	Includes realized gains ( losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

68

Statements of Operations
For the period ended April 30, 2014 (Unaudited)

	Global X FTSE Argentina 20 ETF	Global X FTSE Greece 20 ETF	Global X FTSE Norway 30 ETF		Global X FTSE Nordic Region ETF
Investment Income:
Dividend Income	$54,107	$99,881	$1,934,540		$1,724,987
Interest Income	2	58	102		—
Security Lending Income	—	—	87,673		4,189
Less: Foreign Taxes Withheld	(5,588)	—	(370,049)		(85,977)
Total Investment Income	48,521	99,939	1,652,266		1,643,199
Supervision and Administration Fees(1)	25,442	451,138	212,757		144,157
Custodian Fees	95	27,632	—		—
Total Expenses	25,537	478,770	212,757		144,157
Net Investment Income (Loss)	22,984	(378,831)	1,439,509		1,499,042
Net Realized Gain (Loss) on:
Investments	(526,090)	11,404,519 (2)	1,200,448	(2)	2,342,256 (2)
Foreign Currency Transactions	(71)	(1,116)	1,805		(8,389)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(526,161)	11,403,403	1,202,253		2,333,867
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	419,573	(12,794,244)	2,237,712		1,856,296
Foreign Currency Translation	—	(1,039)	11,098		1,124
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	419,573	(12,795,283)	2,248,810		1,857,420
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translation	(106,588)	(1,391,880)	3,451,063		4,191,287
Net Increase (Decrease) in Net Assets Resulting from Operations	$(83,604)	$(1,770,711)	$4,890,572		$5,690,329

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains ( losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

69

Statements of Operations
For the period ended April 30, 2014 (Unaudited)

	Global X Central Asia & Mongolia Index ETF	Global X Nigeria Index ETF	Global X Next Emerging & Frontier ETF(2)	Global X FTSE Portugal 20 ETF(3)
Investment Income:
Dividend Income	$16,986	$311,073	$632,038	$23,418
Interest Income	2	6	48	3
Less: Foreign Taxes Withheld	(471)	(29,576)	(59,209)	(3,513)
Total Investment Income	16,517	281,503	572,877	19,908
Supervision and Administration Fees(1)	6,439	30,056	58,021	28,128
Income Tax(4)	—	—	17	—
Custodian Fees	95	10,608	10,657	3,069
Total Expenses	6,534	40,664	68,695	31,197
Waiver of Custodian Fees	—	(10,608)	—	—
Net Expenses	6,534	30,056	68,695	31,197
Net Investment Income (Loss)	9,983	251,447	504,182	(11,289)
Net Realized Gain (Loss) on:
Investments	(100,156)	(41,517)	(5,179)	(65,952)
Foreign Currency Translation	(1,325)	(2,829)	(19,496)	53
Net Realized Loss on Investments and Foreign Currency Transactions	(101,481)	(44,346)	(24,675)	(65,899)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	32,720	(119,590)	1,429,309	1,838,301
Foreign Currency Translation	37	(891)	271	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	32,757	(120,481)	1,429,580	1,838,301
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translation	(68,724)	(164,827)	1,404,905	1,772,402
Net Increase (Decrease) in Net Assets Resulting from Operations	$(58,741)	$86,620	$1,909,087	$1,761,113

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Commenced operations on November 6, 2013.
(3)	Commenced operations on November 12, 2013.
(4)	See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

70

Statements of Changes in Net Assets

	Global X China Consumer ETF		Global X China Energy ETF
	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)
Operations:
Net Investment Income (Loss)	$(11,962)	$2,017,582	$(14,155)	$84,934
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	1,473,874	6,005,751	55,057	(83,593)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions and Translation	(22,057,697)	10,366,613	(176,291)	541,289
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,595,785)	18,389,946	(135,389)	542,630
Dividends and Distributions from:
Net Investment Income	(1,981,753)	(2,128,638)	(85,026)	(88,625)
Total Dividends and Distributions	(1,981,753)	(2,128,638)	(85,026)	(88,625)
Capital Share Transactions:
Issued	41,074,500	84,722,000	—	—
Redeemed	(36,051,000)	(57,144,000)	(730,000)	(736,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	5,023,500	27,578,000	(730,000)	(736,000)
Total Increase (Decrease) in Net Assets	(17,554,038)	43,839,308	(950,415)	(281,995)
Net Assets:
Beginning of Period	170,553,888	126,714,580	4,534,350	4,816,345
End of Period	$152,999,850	$170,553,888	$3,583,935	$4,534,350
Undistributed (Distributions in Excess of) Net Investment Income	$(213,111)	$1,477,248	$(14,180)	$84,959
Share Transactions:
Issued	2,550,000	5,750,000	—	—
Redeemed	(2,400,000)	(4,050,000)	(50,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	150,000	1,700,000	(50,000)	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

71

Statements of Changes in Net Assets

	Global X China Financials ETF		Global X China Industrials ETF
	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)
Operations:
Net Investment Income (Loss)	$(112,759)	$244,069	$(12,101)	$56,240
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(2,062,129)	(163,619)	(240,630)	(227,952)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions and Translation	(3,854,902)	1,634,223	815	498,090
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,029,790)	1,714,673	(251,916)	326,378
Dividends and Distributions from:
Net Investment Income	(243,282)	(186,317)	(65,300)	(64,616)
Total Dividends and Distributions	(243,282)	(186,317)	(65,300)	(64,616)
Capital Share Transactions:
Issued	6,952,000	38,748,500	—	—
Redeemed	(27,499,000)	(3,771,500)	(588,500)	(574,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	(20,547,000)	34,977,000	(588,500)	(574,500)
Total Increase (Decrease) in Net Assets	(26,820,072)	36,505,356	(905,716)	(312,738)
Net Assets:
Beginning of Period	42,517,946	6,012,590	4,248,245	4,560,983
End of Period	$15,697,874	$42,517,946	$3,342,529	$4,248,245
Undistributed (Distributions in Excess of) Net Investment Income	$(112,762)	$243,239	$(26,627)	$50,961
Share Transactions:
Issued	500,000	3,000,000	—	—
Redeemed	(2,350,000)	(300,000)	(50,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,850,000)	2,700,000	(50,000)	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

72

Statements of Changes in Net Assets

	Global X China Materials ETF			Global X NASDAQ China Technology ETF
	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)		Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)
Operations:
Net Investment Income (Loss)	$(7,432)	$39,240		$(24,636)	$5,445
Net Realized Loss on Investments and Foreign Currency Transactions	(107,575)	(651,209)		(222,872)	(201,661)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions and Translation	(36,084)	480,290		(861,207)	1,654,248
Net Increase (Decrease) in Net Assets Resulting from Operations	(151,091)	(131,679)		(1,108,715)	1,458,032
Dividends and Distributions from:
Net Investment Income	(36,867)	(40,384)		(3,666)	(16,025)
Total Dividends and Distributions	(36,867)	(40,384)		(3,666)	(16,025)
Capital Share Transactions:
Issued	—	—		10,227,500	6,121,500
Redeemed	—	(438)		—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	—	(438)		10,227,500	6,121,500
Total Increase (Decrease) in Net Assets	(187,958)	(172,501)		9,115,119	7,563,507
Net Assets:
Beginning of Period	2,268,980	2,441,481		10,317,454	2,753,947
End of Period	$2,081,022	$2,268,980		$19,432,573	$10,317,454
Undistributed (Distributions in Excess of) Net Investment Income	$(7,432)	$36,737		$(24,635)	$3,703
Share Transactions:
Issued	—	—		450,000	300,000
Redeemed	—	(29	)(1)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	(29)		450,000	300,000

(1)	Adjusted to reflect the effect of a 1 for 2 share split on May 16, 2013. (See Note 8 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

73

Statements of Changes in Net Assets

	Global X FTSE ASEAN 40 ETF			Global X FTSE Andean 40 ETF
	Period Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013 (Audited)	Period Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013 (Audited)
Operations:
Net Investment Income	$423,823		$1,344,793	$114,524		$157,723
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,232,212	)(1)	437,210 (1)	(701,996	)(1)	(272,504)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(414,360)		(2,149,844)	(282,911)		(1,313,187)
Net Decrease in Net Assets Resulting from Operations	(1,222,749)		(367,841)	(870,383)		(1,427,968)
Dividends and Distributions from:
Net Investment Income	(1,423,135)		(806,416)	(153,480)		(155,634)
Total Dividends and Distributions	(1,423,135)		(806,416)	(153,480)		(155,634)
Capital Share Transactions:
Issued	—		40,455,000	1,612,500		3,345,500
Redeemed	(17,265,500)		(22,302,500)	(1,425,000)		—
Increase (Decrease) in Net Assets from Capital Share Transactions	(17,265,500)		18,152,500	187,500		3,345,500
Total Increase (Decrease) in Net Assets	(19,911,384)		16,978,243	(836,363)		1,761,898
Net Assets:
Beginning of Period	49,634,319		32,656,076	10,382,290		8,620,392
End of Period	$29,722,935		$49,634,319	$9,545,927		$10,382,290
Undistributed Net Investment Income	$286,208		$1,178,283	$82,297		$116,790
Share Transactions:
Issued	—		2,300,000	150,000		250,000
Redeemed	(1,100,000)		(1,350,000)	(150,000)		—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,100,000)		950,000	—		250,000

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

74

Statements of Changes in Net Assets

	Global X FTSE Colombia 20 ETF		Global X Brazil Mid Cap ETF
	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)
Operations:
Net Investment Income	$1,640,617	$3,492,239	$134,266	$535,095
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(3,537,801)	(6,132,756)	(350,440)	(937,657)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions and Translation	(6,073,307)	(9,050,403)	(480,541)	(415,458)
Net Decrease in Net Assets Resulting from Operations	(7,970,491)	(11,690,920)	(696,715)	(818,020)
Dividends and Distributions from:
Net Investment Income	(4,567,150)	(3,654,817)	(531,843)	(544,000)
Total Dividends and Distributions	(4,567,150)	(3,654,817)	(531,843)	(544,000)
Capital Share Transactions:
Issued	10,141,500	42,301,000	—	—
Redeemed	(39,632,500)	(59,709,500)	(1,453,000)	(7,242,000)
Decrease in Net Assets from Capital Share Transactions	(29,491,000)	(17,408,500)	(1,453,000)	(7,242,000)
Total Decrease in Net Assets	(42,028,641)	(32,754,237)	(2,681,558)	(8,604,020)
Net Assets:
Beginning of Period	149,624,554	182,378,791	12,390,168	20,994,188
End of Period	$107,595,913	$149,624,554	$9,708,610	$12,390,168
Undistributed (Distributions in Excess of) Net Investment Income	$(832,121)	$1,897,019	$90,088	$483,347
Share Transactions:
Issued	550,000	2,000,000	—	—
Redeemed	(2,200,000)	(3,050,000)	(100,000)	(500,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,650,000)	(1,050,000)	(100,000)	(500,000)

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

75

Statements of Changes in Net Assets

	Global X Brazil Consumer ETF		Global X Brazil Financials ETF
	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)
Operations:
Net Investment Income	$139,403	$180,332	$49,323	$78,417
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	231,280 (1)	142,953 (1)	(101,574)	(626,596	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions and Translation	(1,569,588)	(1,992,485)	(6,102)	366,257
Net Decrease in Net Assets Resulting from Operations	(1,198,905)	(1,669,200)	(58,353)	(181,922)
Dividends and Distributions from:
Net Investment Income	(185,072)	(293,164)	(22,454)	(149,310)
Total Dividends and Distributions	(185,072)	(293,164)	(22,454)	(149,310)
Capital Share Transactions:
Issued	—	—	555,500	—
Redeemed	(2,559,000)	(4,508,500)	—	(1,089,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,559,000)	(4,508,500)	555,500	(1,089,000)
Total Increase (Decrease) in Net Assets	(3,942,977)	(6,470,864)	474,693	(1,420,232)
Net Assets:
Beginning of Period	18,786,549	25,257,413	2,424,756	3,844,988
End of Period	$14,843,572	$18,786,549	$2,899,449	$2,424,756
Undistributed Net Investment Income	$104,743	$156,942	$42,381	$6,465
Share Transactions:
Issued	—	—	50,000	—
Redeemed	(150,000)	(250,000)	—	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	(250,000)	50,000	(100,000)

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

76

Statements of Changes in Net Assets

	Global X FTSE Argentina 20 ETF			Global X FTSE Greece 20 ETF
	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)		Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)
Operations:
Net Investment Income (Loss)	$22,984	$22,958		$(378,831)	$336,427
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(526,161)	(752,497)		11,403,403 (1)	(1,115,260	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions and Translation	419,573	1,578,925		(12,795,283)	16,321,802
Net Increase (Decrease) in Net Assets Resulting from Operations	(83,604)	849,386		(1,770,711)	15,542,969
Dividends and Distributions from:
Net Investment Income	(45,738)	(31,297)		(53,067)	(30,671)
Net Realized Gains	—	—		(99,419)	(17,078)
Total Dividends and Distributions	(45,738)	(31,297)		(152,486)	(47,749)
Capital Share Transactions:
Issued	986,000	2,832,000		160,453,500	72,034,500
Redeemed	—	(443)		(43,565,000)	(18,455,000)
Increase in Net Assets from Capital Share Transactions	986,000	2,831,557		116,888,500	53,579,500
Total Increase in Net Assets	856,658	3,649,646		114,965,303	69,074,720
Net Assets:
Beginning of Period	6,595,190	2,945,544		94,937,937	25,863,217
End of Period	$7,451,848	$6,595,190		$209,903,240	$94,937,937
Undistributed (Distributions in Excess of) Net Investment Income	$(18,531)	$2,271		$(378,834)	$336,427
Share Transactions:
Issued	50,000	150,000	(2)	6,800,000	3,700,000
Redeemed	—	(25	)(2)	(1,900,000)	(1,100,000)
Net Increase in Shares Outstanding from Share Transactions	50,000	149,975		4,900,000	2,600,000

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).
(2)	Adjusted to reflect the effect of a 1 for 2 share split on May 16, 2013. (See Note 8 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

77

Statements of Changes in Net Assets

	Global X FTSE Norway 30 ETF		Global X FTSE Nordic Region ETF
	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)
Operations:
Net Investment Income	$1,439,509	$2,017,974	$1,499,042	$1,204,474
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,202,253 (1)	861,775 (1)	2,333,867 (1)	(462,098)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions and Translation	2,248,810	5,669,899	1,857,420	9,575,936
Net Increase in Net Assets Resulting from Operations	4,890,572	8,549,648	5,690,329	10,318,312
Dividends and Distributions from:
Net Investment Income	(2,012,342)	(1,583,434)	(1,480,041)	(698,310)
Total Dividends and Distributions	(2,012,342)	(1,583,434)	(1,480,041)	(698,310)
Capital Share Transactions:
Issued	25,408,500	29,239,000	13,753,500	20,101,500
Redeemed	(11,045,000)	(16,869,000)	(8,078,500)	—
Increase in Net Assets from Capital Share Transactions	14,363,500	12,370,000	5,675,000	20,101,500
Total Increase in Net Assets	17,241,730	19,336,214	9,885,288	29,721,502
Net Assets:
Beginning of Period	80,464,774	61,128,560	56,014,679	26,293,177
End of Period	$97,706,504	$80,464,774	$65,899,967	$56,014,679
Undistributed Net Investment Income	$1,245,952	$1,822,950	$1,162,776	$1,150,933
Share Transactions:
Issued	1,550,000	1,850,000	550,000	950,000
Redeemed	(700,000)	(1,100,000)	(350,000)	—
Net Increase in Shares Outstanding from Share Transactions	850,000	750,000	200,000	950,000

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

78

Statements of Changes in Net Assets

	Global X Central Asia & Mongolia Index ETF			Global X Nigeria Index ETF
	Period Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013(2) (Audited)		Period Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013(2) (Audited)
Operations:
Net Investment Income	$9,983	$48,324		$251,447	$81,137
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(101,481)	(70,246	)(1)	(44,346)	11,702
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions and Translation	32,757	(129,952)		(120,481)	(285,805)
Net Increase (Decrease) in Net Assets Resulting from Operations	(58,741)	(151,874)		86,620	(192,966)
Dividends and Distributions from:
Net Investment Income	(52,316)	—		(76,054)	—
Net Realized Gains	—	—		(16,784)	—
Total Dividends and Distributions	(52,316)	—		(92,838)	—
Capital Share Transactions:
Issued	681,500	2,207,000		10,968,500	6,162,500
Redeemed	—	(681,500)		—	—
Increase in Net Assets from Capital Share Transactions	681,500	1,525,500		10,968,500	6,162,500
Total Increase in Net Assets	570,443	1,373,626		10,962,282	5,969,534
Net Assets:
Beginning of Period	1,373,626	—		5,969,534	—
End of Period	$1,944,069	$1,373,626		$16,931,816	$5,969,534
Undistributed Net Investment Income	$6,116	$48,324		$251,447	$76,054
Share Transactions:
Issued	50,000	150,000		750,000	400,000
Redeemed	—	(50,000)		—	—
Net Increase in Shares Outstanding from Share Transactions	50,000	100,000		750,000	400,000

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).
(2)	Commenced operations on April 2, 2013.

The accompanying notes are an integral part of the financial statements.

79

Statements of Changes in Net Assets

	Global X Next Emerging & Frontier ETF	Global X Portugal FTSE 20 ETF
	Period Ended April 30, 2014(1) (Unaudited)	Period Ended April 30, 2014(2) (Unaudited)
Operations:
Net Investment Income (Loss)	$504,182	$(11,289)
Net Realized Loss on Investments and Foreign Currency Transactions	(24,675)	(65,899)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	1,429,580	1,838,301
Net Increase in Net Assets Resulting from Operations	1,909,087	1,761,113
Dividends and Distributions from:
Net Investment Income	(28,312)	—
Total Dividends and Distributions	(28,312)	—
Capital Share Transactions:
Issued	153,692,000	21,681,000
Increase in Net Assets from Capital Share Transactions	153,692,000	21,681,000
Total Increase in Net Assets	155,572,775	23,442,113
Net Assets:
Beginning of Period	—	—
End of Period	$155,572,775	$23,442,113
Undistributed (Distributions in Excess of) Net Investment Income	$475,870	$(11,289)
Share Transactions:
Issued	6,000,000	1,300,000
Net Increase in Shares Outstanding from Share Transactions	6,000,000	1,300,000

(1)	Commenced operations on November 6, 2013.
(2)	Commenced operations on November 12, 2013.

The accompanying notes are an integral part of the financial statements.

80

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Net Realized Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X China Consumer ETF
2014(Unaudited)	15.87	—	(1.68)	(1.68)	(0.15)	—	(0.15)	14.04	(10.69)	153,000	0.65	†	(0.01	)†	9.47	††
2013	14.00	0.16	1.88	2.04	(0.17)	—	(0.17)	15.87	14.66	170,554	0.65		1.11		27.76
2012	15.29	0.24	(1.47)	(1.23)	(0.06)	—	(0.06)	14.00	(8.06)	126,715	0.65		1.73		17.32
2011	20.33	0.17	(5.02)	(4.85)	(0.19)	—	(0.19)	15.29	(23.99)	136,858	0.65		0.98		12.37
2010(1)	15.65	0.17	4.51	4.68	—	—	—	20.33	29.90	174,875	0.65	†	1.03	†	3.91	††
Global X China Energy ETF
2014(Unaudited)	15.11	(0.05)	(0.44)	(0.49)	(0.28)	—	(0.28)	14.34	(3.31)	3,584	0.65	†	(0.66	)†	7.45	††
2013	13.76	0.26	1.34	1.60	(0.25)	—	(0.25)	15.11	11.72	4,534	0.65		1.82		24.41
2012	13.78	0.25	(0.01)	0.24	(0.26)	—	(0.26)	13.76	1.87	4,816	0.65		1.85		17.22
2011	15.72	0.27	(2.07)	(1.80)	(0.14)	—	(0.14)	13.78	(11.57)	4,822	0.65		1.70		11.39
2010(2)	15.02	0.23	0.47	0.70	—	—	—	15.72	4.66	4,717	0.65	†	1.80	†	20.55	††
Global X China Financials ETF
2014(Unaudited)	13.29	(0.04)	(1.55)	(1.59)	(0.07)	—	(0.07)	11.63	(12.06)	15,698	0.65	†	(0.62	)†	1.90	††
2013	12.03	0.27	1.36	1.63	(0.37)	—	(0.37)	13.29	13.61	42,518	0.65		2.09		33.49
2012	10.92	0.20	0.92	1.12	(0.01)	—	(0.01)	12.03	10.28	6,013	0.65		1.76		14.02
2011	14.77	0.03	(3.56)	(3.53)	(0.32)	—	(0.32)	10.92	(24.29)	10,924	0.65		0.25		41.54
2010(3)	14.90	0.27	(0.40)	(0.13)	—	—	—	14.77	(0.87)	70,158	0.65	†	2.26	†	14.42	††
Global X China Industrials ETF
2014(Unaudited)	12.14	(0.03)	(0.78)	(0.81)	(0.19)	—	(0.19)	11.14	(6.84)	3,343	0.65	†	(0.59	)†	5.40	††
2013	11.40	0.15	0.75	0.90	(0.16)	—	(0.16)	12.14	7.89	4,248	0.65		1.28		19.01
2012	11.39	0.16	(0.13)	0.03	(0.02)	—	(0.02)	11.40	0.30	4,561	0.65		1.48		23.00
2011	17.13	0.13	(5.64)	(5.51)	(0.23)	—	(0.23)	11.39	(32.56)	4,558	0.65		0.88		20.13
2010(1)	15.50	0.08	1.55	1.63	—	—	—	17.13	10.52	12,850	0.65	†	0.61	†	12.74	††
Global X China Materials ETF
2014(Unaudited)	15.13	(0.05)	(0.95)	(1.00)	(0.25)	—	(0.25)	13.88	(6.75)	2,081	0.65	†	(0.69	)†	6.21	††
2013(4)	16.28	0.17	(1.05)	(0.88)	(0.27)	—	(0.27)	15.13	(5.63)	2,269	0.65		1.65		31.07
2012(4)	19.16	0.25	(3.13)	(2.88)	—	—	—	16.28	(15.03)	2,441	0.65		1.50		50.30
2011(4)	29.18	0.01	(9.74)	(9.73)	(0.29)	—	(0.29)	19.16	(33.69)	2,875	0.65		0.05		36.82
2010(4)(5)	29.90	0.05	(0.77)	(0.72)	—	—	—	29.18	(2.41)	57,642	0.65	†	0.23	†	6.13	††
Global X NASDAQ China Technology ETF
2014(Unaudited)	20.63	(0.03)	(0.13)	(0.16)	(0.01)	—	(0.01)	20.46	(0.80)	19,433	0.65	†	(0.32	)†	32.54	††
2013	13.77	0.02	6.92	6.94	(0.08)	—	(0.08)	20.63	50.68	10,317	0.65		0.14		57.24
2012	15.38	0.05	(1.47)	(1.42)	(0.19)	—	(0.19)	13.77	(9.17)	2,754	0.65		0.35		53.45
2011	17.21	0.38	(2.05)	(1.67)	(0.03)	(0.13)	(0.16)	15.38	(9.81)	4,614	0.65		2.26		16.79
2010(6)	14.90	0.03	2.28	2.31	—	—	—	17.21	15.50	4,301	0.65	†	0.24	†	5.15	††
Global X FTSE ASEAN 40 ETF
2014(Unaudited)	17.12	0.19	(0.21)	(0.02)	(0.59)	—	(0.59)	16.51	0.16	29,723	0.65	†	2.39	†	4.64	††
2013	16.75	0.47	0.28	0.75	(0.38)	—	(0.38)	17.12	4.50	49,634	0.65		2.73		24.07
2012	15.51	0.51	1.10	1.61	(0.37)	—	(0.37)	16.75	10.77	32,656	0.65		3.23		9.69
2011(7)	15.08	0.38	0.05	0.43	—	—	—	15.51	2.85	23,262	0.62	†	3.46	†	2.68	††

(1)	The Fund commenced operations on November 30, 2009.
(2)	The Fund commenced operations on December 15, 2009.
(3)	The Fund commenced operations on December 10, 2009.
(4)	Per share amounts have been restated for a 1 for 2 reverse share split. See Note 8 in the Notes to financial statements.
(5)	The Fund commenced operations on January 12, 2010.
(6)	The Fund commenced operations on December 8, 2009.
(7)	The Fund commenced operations on February 16, 2011.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

81

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Net Realized Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)
Global X FTSE Andean 40 ETF
2014(Unaudited)	12.21	0.13	(0.94)	(0.81)	(0.17)	—	(0.17)	11.23	(6.60)	9,546	0.72	†	2.45	†	2.24	††
2013	14.37	0.23	(2.13)	(1.90)	(0.26)	—	(0.26)	12.21	(13.52)	10,382	0.72		1.71		22.05
2012	13.61	0.23	0.77	1.00	(0.24)	—	(0.24)	14.37	7.63	8,620	0.72		1.65		25.80
2011(1)	14.88	0.19	(1.46)	(1.27)	—	—	—	13.61	(8.53)	6,806	0.72	†	1.81	†	15.83	††
Global X FTSE Colombia 20 ETF
2014(Unaudited)	20.55	0.27	(0.96)	(0.69)	(0.75)	—	(0.75)	19.11	(3.16)	107,596	0.68	†@	3.04	†	12.57	††
2013	21.89	0.42	(1.31)	(0.89)	(0.45)	—	(0.45)	20.55	(4.21)	149,625	0.75	@	2.05		52.06
2012	19.19	0.39	2.52	2.91	(0.21)	—	(0.21)	21.89	15.41	182,379	0.78	@	1.92		61.70
2011	22.99	0.29	(3.88)	(3.59)	(0.13)	(0.08)	(0.21)	19.19	(15.69)	141,613	0.81	@	1.39		63.11
2010	13.92	0.16	9.44	9.60	(0.53)	—	(0.53)	22.99	71.28	196,355	0.86	@	0.77		40.95
2009(2)	7.50	0.25	6.17	6.42	—	—	—	13.92	85.60	6,960	0.86	†@	2.93	†	1.94	††
Global X Brazil Mid Cap ETF
2014(Unaudited)	14.58	0.18	(1.11)	(0.93)	(0.71)	—	(0.71)	12.94	(6.38)	9,709	0.69	†	2.84	†	7.58	††
2013	15.55	0.50	(1.02)	(0.52)	(0.45)	—	(0.45)	14.58	(3.52)	12,390	0.69		3.32		16.38
2012	15.55	0.47	(0.13)	0.34	(0.34)	—	(0.34)	15.55	2.42	20,994	0.69		2.98		34.81
2011	18.28	0.46	(2.94)	(2.48)	(0.23)	(0.02)	(0.25)	15.55	(13.73)	23,329	0.69		2.68		16.90
2010(3)	15.16	0.08	3.04	3.12	—	—	—	18.28	20.58	29,242	0.69	†	1.24	†	2.69	††
Global X Brazil Consumer ETF
2014(Unaudited)	17.89	0.15	(1.34)	(1.19)	(0.21)	—	(0.21)	16.49	(6.65)	14,844	0.78	†‡	1.93	†	6.81	††
2013	19.43	0.15	(1.45)	(1.30)	(0.24)	—	(0.24)	17.89	(6.80)	18,787	0.77		0.80		15.01
2012	16.78	0.14	2.73	2.87	(0.22)	—	(0.22)	19.43	17.49	25,257	0.77		0.83		49.88
2011	19.95	0.28	(3.42)	(3.14)	(0.02)	(0.01)	(0.03)	16.78	(15.74)	29,361	0.77		1.53		37.28
2010(4)	15.48	—	4.47	4.47	—	—	—	19.95	28.88	24,934	0.77	†	0.07	†	4.72	††
Global X Brazil Financials ETF
2014(Unaudited)	12.12	0.24	(0.65)	(0.41)	(0.11)	—	(0.11)	11.60	(3.25)	2,899	0.77	†‡	4.62	†	9.97	††
2013	12.82	0.30	(0.50)	(0.20)	(0.50)	—	(0.50)	12.12	(1.87)	2,425	0.77		2.36		14.87
2012	14.92	0.34	(1.80)	(1.46)	(0.64)	—	(0.64)	12.82	(9.79)	3,845	0.77		2.47		24.79
2011	17.40	0.46	(2.85)	(2.39)	(0.09)	—	(0.09)	14.92	(13.80)	7,461	0.77		2.85		37.24
2010(5)	15.08	0.05	2.27	2.32	—	—	—	17.40	15.38	7,829	0.77	†	1.15	†	—	††
Global X FTSE Argentina 20 ETF
2014(Unaudited)	20.29	0.06	(0.36)	(0.30)	(0.12)	—	(0.12)	19.87	(1.46)	7,452	0.74	†	0.67	†	21.35	††
2013(6)	16.84	0.10	3.53	3.63	(0.18)	—	(0.18)	20.29	21.73	6,595	0.74		0.57		26.52
2012(6)	22.04	0.24	(4.85)	(4.61)	(0.59)	—	(0.59)	16.84	(21.44)	2,946	0.74		1.25		29.51
2011(6)(7)	29.86	0.45	(8.27)	(7.82)	—	—	—	22.04	(26.19)	3,857	0.75	†	2.53	†	40.86	††

(1)	The Fund commenced operations on February 2, 2011.
(2)	The Fund commenced operations on February 5, 2009.
(3)	The Fund commenced operations on June 21, 2010.
(4)	The Fund commenced operations on July 7, 2010.
(5)	The Fund commenced operations on July 28, 2010.
(6)	Per share amounts have been restated for a 1 for 2 reverse share split. See Note 8 in the Notes to financial statements.
(7)	The Fund commenced operations on March 2, 2011.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@	The Ratio of Expenses to Average Net Assets includes the effect of a waiver. If these expense offsets were excluded, the ratio would have been 0.81%, 0.83%, 0.83%, 0.83%, 0.86% and 0.86% for the period ended April 30, 2014 and years or periods ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively.
‡	The Ratio of Expenses to Average Net Assets includes the effect of income taxes. If these expenses were excluded, the ratio would have been 0.77%, and 0.77% for the Global X Brazil Consumer ETF and Global X Brazil Financials ETF, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

82

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Net Realized Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X FTSE Greece 20 ETF
2014(Unaudited)	22.60	(0.05)	0.55 ^	0.50	(0.01)	(0.02)	(0.03)	23.07	2.20	209,903	0.58	†	(0.46	)†	26.99	††
2013	16.16	0.15	6.32	6.47	(0.02)	(0.01)	(0.03)	22.60	40.14	94,938	0.61		0.84		77.29
2012(1)	15.18	0.25	0.76	1.01	(0.03)	—	(0.03)	16.16	6.70	25,863	0.62	†	1.93	†	23.99	††
Global X FTSE Norway 30 ETF
2014(Unaudited)	16.76	0.28	0.64	0.92	(0.39)	—	(0.39)	17.29	5.63	97,707	0.50	†	3.38	†	10.69	††
2013	15.09	0.50	1.60	2.10	(0.43)	—	(0.43)	16.76	14.21	80,465	0.50		3.23		11.01
2012	13.96	0.49	1.00	1.49	(0.36)	—	(0.36)	15.09	11.24	61,129	0.50		3.52		23.39
2011(2)	14.80	0.44	(1.27)	(0.83)	(0.01)	—	(0.01)	13.96	(5.62)	74,707	0.50	†	3.03	†	24.26	††
Global X FTSE Nordic Region ETF
2014(Unaudited)	23.74	0.63	2.00	2.63	(0.63)	—	(0.63)	25.74	11.26	65,900	0.50	†	5.20	†	3.45	††
2013	18.65	0.62	4.97	5.59	(0.50)	—	(0.50)	23.74	30.54	56,015	0.50		2.92		8.95
2012	17.47	0.50	1.27	1.77	(0.53)	(0.06)	(0.59)	18.65	10.84	26,293	0.50		2.88		10.15
2011	19.22	0.53	(2.11)	(1.58)	(0.17)	—	(0.17)	17.47	(8.34)	29,005	0.50		2.74		3.59
2010	16.07	0.32	2.84	3.16	(0.01)	—	(0.01)	19.22	19.68	12,683	0.50		1.91		4.07
2009(3)	14.50	(0.02)	1.59	1.57	—	—	—	16.07	10.83	3,375	0.50	†	(0.50	)†	0.70	††
Global X Central Asia & Mongolia Index ETF
2014(Unaudited)	13.74	0.07	(0.50)	(0.43)	(0.35)	—	(0.35)	12.96	(3.22)	1,944	0.69	†	1.05	†	38.13	††
2013(4)	14.84	0.41	(1.51)	(1.10)	—	—	—	13.74	(7.41)	1,374	0.69	†	5.01	†	11.01	††
Global X Nigeria Index ETF
2014(Unaudited)	14.92	0.41	(0.40)	0.01	(0.17)	(0.04)	(0.21)	14.72	0.00	16,932	0.68	†@	5.69	†	2.84	††
2013(4)	15.31	0.30	(0.69)	(0.39)	—	—	—	14.92	(2.55)	5,970	0.68	†@	3.54	†	5.44	††
Global X Next Emerging & Frontier ETF
2014(5)(Unaudited)	25.08	0.51	0.39	0.90	(0.05)	—	(0.05)	25.93	3.59	155,573	0.58	†‡	4.23	†	0.46	††
Global X FTSE Portugal 20 ETF
2014(6)(Unaudited)	15.04	(0.02)	3.01	2.99	—	—	—	18.03	19.88	23,442	0.61	†	(0.22	)†	15.41	††

(1)	The Fund commenced operations on December 7, 2011.
(2)	The Fund commenced operations on November 9, 2010.
(3)	The Fund commenced operations on August 17, 2009.
(4)	The Fund commenced operations on April 2, 2013.
(5)	The Fund commenced operations on November 6, 2013.
(6)	The Fund commenced operations on November 12, 2013.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@	The Ratio of Expenses to Average Net Assets includes the effect of a waiver. If these expense offsets were excluded, the ratio would have been 0.92% and 0.92% for the periods ended April 30, 2014 and October 31, 2013, respectively.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
‡	The Ratio of Expenses to Average Net Assets includes the effect of income taxes. If this expense was excluded, the ratio would have been 0.58%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

83

Notes to Financial Statements

April 30, 2014 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2014, the Trust had seventy-nine portfolios, forty of which were operational. The financial statements herein and the related notes pertain to the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X FTSE ASEAN 40 ETF, Global X FTSE Andean 40 ETF, Global X FTSE Colombia 20 ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF, Global X FTSE Argentina 20 ETF, Global X FTSE Greece 20 ETF, Global X FTSE Norway 30 ETF, Global X FTSE Nordic Region ETF, Global X Central Asia & Mongolia Index ETF, Global X Nigeria Index ETF, Global X Next Emerging & Frontier ETF and Global X FTSE Portugal 20 ETF (each a “Fund”, collectively, the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

84

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disaster, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2014, there were securities valued using Fair Value Procedures of $385,413, $78,274, $6,683, $53,797, $76,592 and $97,276 in Global X China Consumer ETF, Global X China Materials ETF, Global X FTSE Colombia 20 ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, and Global X FTSE Greece 20 ETF, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

85

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2014, there have been no significant changes to the Funds’ fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of April 30, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Global X China Materials ETF

Quantitative information about level 3 fair value measurements
Assets	Fair Value at 4/30/14	Valuation Technique(s)	Unobservable Input	Discount Percentage Range
		Discount from the Last Traded	Last Traded Price Comparability
Common Stock	$78,274	Price	Adjustment %	0% to 99%

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For Financial Statement purposes, the Funds gross up the securities lending collateral (included in Repurchase Agreements, at Value) and Obligation to Return Securities Lending Collateral on the Statements of Assets and Liabilities.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended.

During the period ended April 30, 2014, The Global X Brazil Consumer ETF, Global X Brazil Financials ETF, and Global X Next Emerging & Frontier ETF incurred federal excise tax in the amount of $808, $5, and $17, respectively. No other provisions for Federal income taxes have been made in the financial statements.

86

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares ("Shares") at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a "Creation Unit" or multiples thereof). Purchasers of Creation Units ("Authorized Participants") at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction payable to the Custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

87

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit	Transaction		Redemption
	Shares	Fee	Value	Fee
Global X China Consumer ETF	50,000	$1,900	$702,000	$1,900
Global X China Energy ETF	50,000	1,900	717,000	1,900
Global X China Financials ETF	50,000	1,900	581,500	1,900
Global X China Industrials ETF	50,000	1,900	557,000	1,900
Global X China Materials ETF	50,000	1,900	694,000	1,900
Global X NASDAQ China Technology ETF	50,000	1,900	1,023,000	1,900
Global X FTSE ASEAN 40 ETF	50,000	2,300	825,500	2,300
Global X FTSE Andean 40 ETF	50,000	2,300	561,500	2,300
Global X FTSE Colombia 20 ETF	50,000	2,500	955,500	2,500
Global X Brazil Mid Cap ETF	50,000	1,900	647,000	1,900
Global X Brazil Consumer ETF	50,000	1,500	824,500	1,500
Global X Brazil Financials ETF	50,000	1,500	580,000	1,500
Global X FTSE Argentina 20 ETF	50,000	1,000	993,500	1,000
Global X FTSE Greece 20 ETF	50,000	1,000	1,153,500	1,000
Global X FTSE Norway 30 ETF	50,000	1,400	864,500	1,400
Global X FTSE Nordic Region ETF	50,000	1,400	1,287,000	1,400
Global X Central Asia & Mongolia Index ETF	50,000	2,700	648,000	2,700
Global X Nigeria Index ETF	50,000	2,300	736,000	2,300
Global X Next Emerging & Frontier ETF	50,000	9,500	1,296,500	9,500
Global X FTSE Portugal 20 ETF	50,000	1,000	901,500	1,000

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X FTSE Colombia 20 ETF, Global X FTSE Argentina 20 ETF, Global X FTSE Greece 20 ETF, Global X Central Asia & Mongolia Index ETF, Global X Nigeria Index ETF, Global X Next Emerging & Frontier ETF and Global X FTSE Portugal 20 ETF pay custodial fees that are not covered by the Supervision and Administration Agreement. Pursuant to an agreement with the Custodian, the Global X FTSE Colombia 20 ETF, Global X FTSE Argentina 20 ETF, Global X FTSE Greece 20 ETF, Global X Central Asia & Mongolia Index ETF, Global X Nigeria Index ETF, Global X Next Emerging & Frontier ETF and Global X FTSE Portugal 20 ETF may pay up to 0.14%, 0.01%, 0.14%, 0.01%, 0.24%, 0.09% and 0.06% respectively in Custody Fees (in addition to the Supervision and Administration Fee).

88

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

Supervision and
Administration
Fee
Global X China Consumer ETF	0.65%
Global X China Energy ETF	0.65%
Global X China Financials ETF	0.65%
Global X China Industrials ETF	0.65%
Global X China Materials ETF	0.65%
Global X NASDAQ China Technology ETF	0.65%
Global X FTSE ASEAN 40 ETF	0.65%
Global X FTSE Andean 40 ETF	0.72%
Global X FTSE Colombia 20 ETF*	0.68%
Global X Brazil Mid Cap ETF	0.69%
Global X Brazil Consumer ETF	0.77%
Global X Brazil Financials ETF	0.77%
Global X FTSE Argentina 20 ETF	0.74%
Global X FTSE Greece 20 ETF	0.55%
Global X FTSE Norway 30 ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%
Global X Central Asia & Mongolia Index ETF	0.68%
Global X Nigeria Index ETF*	0.68%
Global X Next Emerging & Frontier ETF	0.49%
Global X FTSE Portugal 20 ETF	0.55%

*Pursuant to an Expense Limitation Agreement, the Adviser has agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses) will not exceed 0.68% of the Fund’s average daily net assets per year until at least March 1, 2015 for the Global X FTSE Colombia 20 Fund and March 1, 2015 for the Global X Nigeria Index Fund. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.68% during the period in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser.

SEI Investments Global Fund Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

89

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2014, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X China Consumer ETF	$16,926,964	$18,471,904
Global X China Energy ETF	324,033	404,199
Global X China Financials ETF	670,600	982,307
Global X China Industrials ETF	220,474	271,933
Global X China Materials ETF	135,219	181,530
Global X NASDAQ China Technology ETF	5,030,409	5,114,232
Global X FTSE ASEAN 40 ETF	1,704,906	7,548,543
Global X FTSE Andean ETF	1,586,937	1,504,634
Global X FTSE Colombia 20 ETF	14,083,639	36,325,833
Global X Brazil Mid Cap ETF	751,243	1,846,562
Global X Brazil Consumer ETF	1,011,358	2,995,442
Global X Brazil Financials ETF	627,101	221,585
Global X FTSE Argentina 20 ETF	1,495,401	1,501,266
Global X FTSE Greece 20 ETF	44,764,515	44,243,345
Global X FTSE Norway 30 ETF	9,378,697	10,047,055
Global X FTSE Nordic Region ETF	2,070,114	2,493,878
Global X Central Asia & Mongolia Index ETF	722,246	767,470
Global X Nigeria Index ETF	8,521,934	266,679
Global X Next Emerging & Frontier ETF	48,130,327	178,839
Global X FTSE Portugal 20 ETF	1,983,604	2,048,944

During the period ended April 30, 2014, there were no purchases or sales of long-term U.S. Government securities for the Funds.

90

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For the year or period ended October 31, 2013 and April 30, 2014, in-kind transactions associated with creations and redemptions were, respectively:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X China Consumer ETF	$84,769,686	$56,960,691	$8,039,568
Global X China Energy ETF	-	736,908	151,578
Global X China Financials ETF	38,715,376	3,760,719	306,039
Global X China Industrials ETF	-	571,688	20,684
Global X NASDAQ China Technology ETF	6,127,853	-	-
Global X FTSE ASEAN 40 ETF	30,200,196	16,631,937	1,496,471
Global X FTSE Andean ETF	1,803,820	-	-
Global X FTSE Colombia 20 ETF	14,471,052	19,928,936	(87,329)
Global X Brazil Mid Cap ETF	-	3,589,792	589,045
Global X Brazil Consumer ETF	-	1,031,963	50,747
Global X Brazil Financials ETF	-	325,739	(39,490)
Global X FTSE Argentina 20 ETF	2,735,472	-	-
Global X FTSE Greece 20 ETF	69,281,318	18,417,422	6,681,268
Global X FTSE Norway 30 ETF	29,193,965	16,855,364	2,326,541
Global X FTSE Nordic Region ETF	20,050,713	-	-
Global X Central Asia & Mongolia Index ETF	2,205,126	681,289	(53,621)
Global X Nigeria Index ETF	1,361,807	-	-

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X China Consumer ETF	$40,880,588	$36,035,099	$6,668,240
Global X China Energy ETF	-	730,950	142,450
Global X China Financials ETF	6,962,953	27,556,314	(1,892,992)
Global X China Industrials ETF	-	590,797	(33,973)
Global X China Materials ETF	-	-	-
Global X NASDAQ China Technology ETF	10,236,340	-	-
Global X FTSE ASEAN 40 ETF	-	12,623,269	(825,071)
Global X FTSE Andean ETF	861,619	778,248	(48,376)
Global X FTSE Colombia 20 ETF	3,583,813	13,683,304	(1,946,659)
Global X Brazil Mid Cap ETF	-	776,989	131,362
Global X Brazil Consumer ETF	-	593,007	(49,721)
Global X Brazil Financials ETF	171,813	-	-
Global X FTSE Argentina 20 ETF	949,761	-	-
Global X FTSE Greece 20 ETF	160,441,048	43,613,010	16,170,817
Global X FTSE Norway 30 ETF	25,009,589	11,049,530	1,883,727
Global X FTSE Nordic Region ETF	13,746,411	8,081,011	2,406,446
Global X Central Asia & Mongolia Index ETF	681,707	-	-
Global X Nigeria Index ETF	2,957,734	-	-
Global X Next Emerging & Frontier ETF	105,808,579	-	-
Global X FTSE Portugal 20 ETF	21,695,021	-	-

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

91

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions paid during the periods ended October 31, 2013 and 2012 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals

Global X China Consumer ETF
2013	$2,128,638	$–	$2,128,638
2012	487,644	–	487,644
Global X China Energy ETF
2013	$88,625	$–	$88,625
2012	78,332	–	78,332
Global X China Financials ETF
2013	$186,317	$–	$186,317
2012	14,611	–	14,611
Global X China Industrials ETF
2013	$64,616	$–	$64,616
2012	8,938	–	8,938
Global X China Materials ETF
2013	$40,384	$–	$40,384
2012	–	–	–
Global X NASDAQ China Technology ETF
2013	$16,025	$–	$16,025
2012	57,614	–	57,614
Global X FTSE ASEAN 40 ETF
2013	$806,416	$–	$806,416
2012	517,045	–	517,045
Global X FTSE Andean 40 ETF
2013	$155,634	$–	$155,634
2012	120,234	–	120,234
Global X FTSE Colombia 20 ETF
2013	$3,654,817	$–	$3,654,817
2012	1,467,527	–	1,467,527
Global X Brazil Mid Cap ETF
2013	$544,000	$–	$544,000
2012	495,614	–	495,614
Global X Brazil Consumer ETF
2013	$293,164	$–	$293,164
2012	392,931	–	392,931
Global X Brazil Financials ETF
2013	$149,310	$–	$149,310
2012	256,178	–	256,178
Global X FTSE Argentina 20 ETF
2013	$31,297	$–	$31,297
2012	102,814	–	102,814
Global X FTSE Greece 20 ETF
2013	$47,749	$–	$47,749
2012	4,711	–	4,711
Global X FTSE Norway 30 ETF
2013	$1,583,434	$–	$1,583,434
2012	1,360,544	–	1,360,544
Global X FTSE Nordic Region ETF
2013	$698,310	$–	$698,310
2012	825,103	7,708	832,811
Global X Central Asia & Mongolia Index ETF*
2013	$–	$–	$–
Global X Nigeria Index ETF*
2013	$–	$–	$–

*Commenced operations April 2, 2013.

92

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

5. TAX INFORMATION (continued)

As of October 31, 2013, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF
Undistributed Ordinary Income	$1,981,740	$85,001	$243,280
Capital Loss Carryforwards	(6,049,213)	(458,715)	(926,122)
Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(6,919,782)	324,432	699,844
Other Temporary Differences	2	(1)	(1)
Total Accumulated Gains/(Losses)	$(10,987,253)	$(49,283)	$17,001

	Global X China Industrials ETF	Global X China Materials ETF	Global X NASDAQ China Technology ETF
Undistributed Ordinary Income	$59,640	$36,867	$3,666
Capital Loss Carryforwards	(1,187,021)	(812,455)	(916,999)
Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(1,138,372)	(554,870)	1,293,501
Other Temporary Differences	(2)	(1)	—
Total Accumulated Gains/(Losses)	$(2,265,755)	$(1,330,459)	$380,168

	Global X FTSE ASEAN 40 ETF	Global X FTSE Andean 40 ETF	Global X FTSE Colombia 20 ETF
Undistributed Ordinary Income	$1,313,145	$137,847	$4,381,503
Capital Loss Carryforwards	(1,158,747)	(555,450)	(18,964,122)
Unrealized Depreciation on Investments and Foreign Currency	(1,481,370)	(1,457,074)	(5,419,585)
Other Temporary Differences	(2)	—	(4)
Total Accumulated Losses	$(1,326,974)	$(1,874,677)	$(20,002,208)

	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Undistributed Ordinary Income	$487,664	$150,412	$15,515
Capital Loss Carryforwards	(4,436,046)	(2,248,892)	(990,674)
Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(187,016)	182,847	(653,040)
Other Temporary Differences	—	1	(4)
Total Accumulated Losses	$(4,135,398)	$(1,915,632)	$(1,628,203)

	Global X FTSE Argentina 20 ETF	Global X FTSE Greece 20 ETF	Global X FTSE Norway 30 ETF
Undistributed Ordinary Income	$4,223	$118,988	$1,818,788
Capital Loss Carryforwards	(1,248,913)	—	(4,229,407)
Undistributed Long-Term Capital Gains	—	33,492	—
Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	(210,675)	11,989,237	5,397,818
Other Temporary Differences	(2)	(1)	(4)
Total Accumulated Gains/(Losses)	$(1,455,367)	$12,141,716	$2,987,195

	Global X FTSE Nordic Region ETF	Global X Central Asia & Mongolia Index ETF*	Global X Nigeria Index ETF*
Undistributed Ordinary Income	$1,463,463	$52,316	$92,838
Capital Loss Carryforwards	(622,538)	(16,751)	—
Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency	6,896,799	(133,819)	(285,805)
Other Temporary Differences	(2)	1	1
Total Accumulated Gains/(Losses)	$7,737,722	$(98,253)	$(192,966)

* Commenced operations April 2, 2013.

93

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

5. TAX INFORMATION (continued)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2013, the Funds that had capital loss carryforwards are listed below.

Expiration Date	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF	Global X China Materials ETF	Global X NASDAQ China Technology ETF
Oct. 2019	$1,341,121	$33,912	$—	$—	$—	$236,466
Oct. 2018	173,208	—	551,954	94,810	—	—
Total	$1,514,329	$33,912	$551,954	$94,810	$—	$236,466

Expiration Date	Global X FTSE ASEAN 40 ETF	Global X FTSE Andean 40 ETF	Global X FTSE Colombia 20 ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Oct. 2019	$—	$120,886	$8,249,654	$918,379	$563,593	$—
Oct. 2018	—	—	—	—	—	—
Total	$—	$120,886	$8,249,654	$918,379	$563,593	$—

Expiration Date	Global X Argentina 20 ETF	Global X FTSE Greece 20 ETF	Global X FTSE Norway 30 ETF	Global X FTSE Nordic Region ETF	Global X Central Asia & Mongolia Index ETF	Global X Nigeria Index ETF
Oct. 2019	$414,683	$—	$1,802,290	$—	$—	$—
Oct. 2018	—	—	—	—	—	—
Total	$414,683	$—	$1,802,290	$—	$—	$—

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

94

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

5. TAX INFORMATION (continued)

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X China Consumer ETF	$88,359	$4,446,525	$4,534,884
Global X China Energy ETF	33,989	390,814	424,803
Global X China Financials ETF	141,647	232,521	374,168
Global X China Industrials ETF	560	1,091,651	1,092,211
Global X China Materials ETF	30,358	782,097	812,455
Global X NASDAQ China Technology ETF	152,056	528,477	680,533
Global X FTSE ASEAN 40 ETF	1,074,094	84,653	1,158,747
Global X FTSE Andean 40 ETF	245,063	189,501	434,564
Global X FTSE Colombia 20 ETF	6,532,044	4,182,424	10,714,468
Global X Brazil Mid Cap ETF	686,397	2,831,270	3,517,667
Global X Brazil Consumer ETF	590,186	1,095,113	1,685,299
Global X Brazil Financials ETF	124,936	865,738	990,674
Global X FTSE Argentina 20 ETF	235,160	599,070	834,230
Global X FTSE Norway 30 ETF	987,418	1,439,699	2,427,117
Global X FTSE Nordic Region ETF	418,219	204,319	622,538
Global X Central Asia & Mongolia Index ETF*	16,751	—	16,751

*Commenced operations April 2, 2013.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2014 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X China Consumer ETF	$196,326,919	$11,409,288	$(33,369,553)	$(21,960,265)
Global X China Energy ETF	3,422,801	595,098	(434,975)	160,123
Global X China Financials ETF	18,427,947	87,353	(2,797,597)	(2,710,244)
Global X China Industrials ETF	4,418,727	333,886	(1,408,730)	(1,074,844)
Global X China Materials ETF	2,656,179	70,242	(652,483)	(582,241)
Global X NASDAQ China Technology ETF	18,942,376	1,930,981	(1,433,971)	497,010
Global X FTSE ASEAN 40 ETF	30,972,098	1,097,443	(2,609,696)	(1,512,253)
Global X FTSE Andean 40 ETF	11,141,683	325,705	(1,940,064)	(1,614,359)
Global X FTSE Colombia 20 ETF	109,176,627	13,535,320	(15,476,310)	(1,940,990)
Global X Brazil Mid Cap ETF	10,266,764	1,095,286	(1,705,068)	(609,782)
Global X Brazil Consumer ETF	15,237,672	2,174,602	(2,570,047)	(395,445)
Global X Brazil Financials ETF	3,333,218	188,172	(618,392)	(430,220)
Global X FTSE Argentina 20 ETF	6,848,904	926,416	(318,473)	607,943
Global X FTSE Greece 20 ETF	258,103,061	15,520,634	(7,846,100)	7,674,534
Global X FTSE Norway 30 ETF	103,087,486	11,207,321	(2,945,972)	8,261,349
Global X FTSE Nordic Region ETF	55,744,533	10,163,658	(501,792)	9,661,866
Global X Central Asia & Mongolia Index ETF	2,034,032	134,812	(232,021)	(97,209)
Global X Nigeria Index ETF	17,270,138	476,693	(881,976)	(405,283)
Global X Next Emerging & Frontier ETF	153,754,892	3,078,893	(1,649,584)	1,429,309
Global X FTSE Portugal 20 ETF	23,081,380	2,042,644	(204,343)	1,838,301

95

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors.

Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. The Funds may utilize a representative sampling strategy with respect to its Underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

96

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

7. AUTHORIZED PARTICIPANTS

At April 30, 2014, the Funds’ total shares outstanding were originally acquired by Authorized Participants, in the form of Creation Units, as follows. However, the individual shares comprising such Creation Units are listed and traded on an exchange and have likely been purchased and sold by persons other than the Authorized Participants.

		Percentage of
	Authorized	Shares
	Participants	Outstanding
Global X China Consumer ETF	5	100%
Global X China Energy ETF	2	100%
Global X China Financials ETF	3	100%
Global X China Industrials ETF	1	100%
Global X China Materials ETF	2	100%
Global X NASDAQ China Technology ETF	4	100%
Global X FTSE ASEAN 40 ETF	2	100%
Global X FTSE Andean 40 ETF	3	100%
Global X FTSE Colombia 20 ETF	5	100%
Global X Brazil Mid Cap ETF	1	100%
Global X Brazil Consumer ETF	3	100%
Global X Brazil Financials ETF	2	100%
Global X FTSE Argentina 20 ETF	5	100%
Global X FTSE Greece 20 ETF	6	100%
Global X FTSE Norway 30 ETF	7	100%
Global X FTSE Nordic Region ETF	6	100%
Global X Central Asia & Mongolia ETF	3	100%
Global X Nigeria Index ETF	2	100%
Global X Next Emerging & Frontier ETF	4	100%
Global X FTSE Portugal 20 ETF	5	100%

8. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X China Materials ETF and the Global X FTSE Argentina 20 ETF executed a 1-for-2 reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Funds by two, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

9. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the schedule of investments and statement of assets and liabilities. The obligation to return securities lending collateral is also recognized as a liability in the statement of assets and liabilities. It is the Funds’ policy to obtain

97

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

9. LOANS OF PORTFOLIO SECURITIES (continued)

additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2014, the value of the securities on loan was $19,669,442, $6,971,038 and $13,527,938 for the Global X China Consumer ETF, Global X FTSE Colombia 20 ETF and Global X FTSE Norway 30 ETF, respectively. The value of securities purchased with the cash collateral held from securities on loan was $21,376,801 and $14,224,531 for the Global X China Consumer ETF and Global X FTSE Norway 30 ETF, respectively. The value of the cash collateral held from securities on loan was $7,200,681 for the Global X FTSE Columbia 20 ETF.

10. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events.

The following changes will take effect for the Global X FTSE Norway 30 ETF on or around July 15, 2014.

	Current	New
ETF Name	Global X FTSE Norway 30 ETF	Global X MSCI Norway ETF
Index	FTSE Norway 30 Index	MSCI Norway IMI 25/50 Index
Index Components	30	50
Weighting Methodology	Modified free float market- capitalization	Float adjusted market-capitalization

98

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

11. SUBSEQUENT EVENTS (continued)

The following changes will take effect for the Global X FTSE Colombia 20 ETF on or around July 15, 2014.

	Current	New
ETF Name	Global X FTSE Colombia 20 ETF	Global X MSCI Colombia ETF
Index	FTSE Colombia 20 Index	MSCI All Colombia Capped Index
Index Components	23	24
Weighting Methodology	Modified free float market-capitalization	Modified free float market-capitalization

The following changes will take effect for the Global X FTSE Argentina 20 ETF on or around August 15, 2014.

	Current	New
ETF Name	Global X FTSE Argentina 20 ETF	Global X MSCI Argentina ETF
Index	FTSE Argentina 20 Index	MSCI All Argentina 25/50 Index
Index Components	20	25
Weighting Methodology	Modified free float market-capitalization	Modified float adjusted market-capitalization

The following changes will take effect for the Global X Nigeria Index ETF on or around August 15, 2014.

	Current	New
ETF Name	Global X Nigeria Index ETF	Global X MSCI Nigeria ETF
Index	Solactive Nigeria Index	MSCI All Nigeria Select 25/50 Index
Index Components	28	21
Weighting Methodology	Modified free float market-capitalization	Modified free float market-capitalization

99

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

100

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X China Consumer ETF
Actual Fund Return	$1,000.00	$893.10	0.65%	$3.05
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Energy ETF
Actual Fund Return	$1,000.00	$966.90	0.65%	$3.17
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Financials ETF
Actual Fund Return	$1,000.00	$879.40	0.65%	$3.03
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Industrials ETF
Actual Fund Return	$1,000.00	$931.60	0.65%	$3.11
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Materials ETF
Actual Fund Return	$1,000.00	$932.50	0.65%	$3.11
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X NASDAQ China Technology ETF
Actual Fund Return	$1,000.00	$992.00	0.65%	$3.21
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X FTSE ASEAN 40 ETF
Actual Fund Return	$1,000.00	$1,001.60	0.65%	$3.23
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X FTSE Andean 40 ETF
Actual Fund Return	$1,000.00	$934.00	0.72%	$3.45
Hypothetical 5% Return	1,000.00	1,021.22	0.72	3.61
Global X FTSE Colombia 20 ETF
Actual Fund Return	$1,000.00	$968.40	0.68%	$3.34
Hypothetical 5% Return	1,000.00	1,021.40	0.68	3.43
Global X Brazil Mid Cap ETF
Actual Fund Return	$1,000.00	$936.20	0.69%	$3.31
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3.46
Global X Brazil Consumer ETF
Actual Fund Return	$1,000.00	$933.50	0.78%	$3.75
Hypothetical 5% Return	1,000.00	1,020.92	0.78	3.91
Global X Brazil Financials ETF
Actual Fund Return	$1,000.00	$967.50	0.77%	$3.76
Hypothetical 5% Return	1,000.00	1,020.97	0.77	3.86
Global X FTSE Argentina 20 ETF
Actual Fund Return	$1,000.00	$985.40	0.74%	$3.66
Hypothetical 5% Return	1,000.00	1,021.11	0.74	3.72
Global X FTSE Greece 20 ETF
Actual Fund Return	$1,000.00	$1,022.00	0.58%	$2.93
Hypothetical 5% Return	1,000.00	1,021.90	0.58	2.93
Global X FTSE Norway 30 ETF
Actual Fund Return	$1,000.00	$1,056.30	0.50%	$2.55
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51
Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$1,112.60	0.50%	$2.62
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51

101

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Central Asia & Mongolia Index ETF
Actual Fund Return	$1,000.00	$967.80	0.69%	$3.37
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3.46
Global X Nigeria Index ETF
Actual Fund Return	$1,000.00	$1,000.00	0.68%	$3.37
Hypothetical 5% Return	1,000.00	1,021.42	0.68	3.41
Global X Next Emerging & Frontier ETF
Actual Fund Return (2)	$1,000.00	$1,035.90	0.58%	$2.83
Hypothetical 5% Return	1,000.00	1,021.93	0.58	2.81
Global X FTSE Portugal 20 ETF
Actual Fund Return (3)	$1,000.00	$1,198.80	0.61%	$3.21
Hypothetical 5% Return	1,000.00	1,021.79	0.61	2.96

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.).

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 176/365 (to reflect the period from inception to date.).

(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 170/365 (to reflect the period from inception to date.).

102

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not "interested persons" of the mutual fund, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and approve each agreement with such changes as the Independent Trustees deem appropriate.

At a quarterly Board meeting held on November 15, 2013, the Board of Trustees (including the Independent Trustees) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund covered by this Semi-Annual Report (each a "Renewal Fund") and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board concluded that the Renewal Agreements were fair and reasonable and in the best interests of each Renewal Fund and its shareholders, respectively. In approving the continuation of the Renewal Agreements for each Renewal Fund (as applicable), the Board considered among other things the following categories of material factors. In addition, the Board based their determinations regarding the continuation of each of the Renewal Fund Agreements on their consideration of all of the materials provided to them by Global X Management and each Renewal Fund’s other service providers throughout the year.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Certain factors considered by the Board (including the Independent Trustees) with respect to the approval of the continuation of the Renewal Agreements are discussed below.

103

Approval of Investment Advisory Agreement (Unaudited) (Continued)

RENEWAL AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;
•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;
•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker- dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Renewal Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;
•	the nature, extent and quality of the all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and
•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Renewal Fund by Global X Management.

104

Approval of Investment Advisory Agreement (Unaudited) (Continued)

Performance

With respect to this fact, the Board considered each Renewal Fund’s total return and investment performance relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and/or other registered funds in the same classification as each of the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board noted that certain of the Renewal Funds had recently commenced operations. The Board observed that, for the Renewal Funds that had recently commenced operations, meaningful data relating to investment performance was not available and, therefore, could not be a factor in approving the Renewal Agreements for the affected Renewal Funds.

Based on these considerations and comparisons, the Board concluded that the investment performance of each operational Renewal Fund did not adversely affect the Board approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each Renewal Fund. In this regard, the Board considered the management fee that has been borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided to the Renewal Funds and all aspects of Global X Management’s relationship with each of the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and services to the Renewal Funds and discussed with the Board its current and expected profitability with respect to the Renewal Funds. Global X Management noted that it was likely that it would not generate profits in the upcoming year from its services to certain of the smaller Renewal Funds, including the recently launched Renewal Funds, because of the small amount of assets under management for those Renewal Funds.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with each of the Renewal Funds would not be excessive and should not preclude approval of the continuance of each Renewal Agreement.

105

Approval of Investment Advisory Agreement (Unaudited) (Continued)

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the management fee paid to Global X Management by each of the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for each of the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds and fees and expenses paid by other funds that are series of the Trust under the same unitary management fee structure;
•	the structure of the unitary management fee structure (which includes as one component the investment advisory fee for each Renewal Fund) and the current total expense ratios for each of the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary management fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the Renewal Funds and that the proposed management fee for each Renewal Fund was set at a competitive fee to make each Renewal Fund viable in the marketplace; and
•	that Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the all-inclusive management fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the proposed management fee and total expense ratio of each Renewal Fund should not preclude approval of the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary management fee for each Renewal Fund reflected these economies of scale;
•	the significant investment of time, personnel and other resources that Global X Management has made and intends to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and
•	that the unitary management fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that continuation of the unitary management fee for each Renewal Fund was reasonable.

106

Approval of Investment Advisory Agreement (Unaudited) (Concluded)

Other Benefits

The Board considered any other benefits realized by Global X Management as a result of its relationships with each Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

107

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

108

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-SA-002-0300

Global X SuperDividend™ ETF (ticker: SDIV)
Global X SuperDividend™ U.S. ETF (ticker: DIV)
Global X Canada Preferred ETF (ticker: CNPF)
Global X Social Media Index ETF (ticker: SOCL)
Global X Permanent ETF (ticker: PERM)
Global X Guru™ Index ETF (ticker: GURU)
Global X Guru™ International Index ETF (ticker: GURI)
Global X Guru™ Small Cap Index ETF (ticker: GURX)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)

Semi-Annual Report

April 30, 2014

Schedules of Investments
Global X SuperDividend™ ETF	1
Global X SuperDividend™ U.S. ETF	8
Global X Canada Preferred ETF	11
Global X Social Media Index ETF	14
Global X Permanent ETF	17
Global X Guru™ Index ETF	22
Global X Guru™ International Index ETF	26
Global X Guru™ Small Cap Index ETF	30
Global X SuperIncome™ Preferred ETF	35

Statements of Assets and Liabilities	38

Statements of Operations	40

Statements of Changes in Net Assets	42

Financial Highlights	48

Notes to Financial Statements	49

Disclosure of Fund Expenses	61

Approval of Investment Advisory Agreement	63

Supplemental Information	72

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2014 (Unaudited)

Global X SuperDividend™ ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.3%
AUSTRALIA— 17.9%
Banks — 5.2%
Bank of Queensland	899,818	$10,248,478
Bendigo and Adelaide Bank	868,939	9,291,350
Commonwealth Bank of Australia	130,579	9,571,159
National Australia Bank	284,089	9,316,297
Westpac Banking *	294,864	9,620,341
		48,047,625
Consumer Services — 3.9%
David Jones (A)	3,047,338	11,125,701
Metcash (A)	3,251,731	8,397,956
Myer Holdings (A)	3,885,190	8,012,710
Southern Cross Media Group (A)	7,035,768	8,399,024
		35,935,391
Financials — 3.8%
Abacus Property Group	4,196,594	9,512,639
ASX	267,842	8,843,218
IOOF Holdings	1,038,116	8,178,166
Stockland	2,483,536	8,974,996
		35,509,019
Industrials — 1.0%
Sydney Airport	2,482,393	9,731,890
Oil & Gas — 1.0%
APA Group	1,513,391	9,363,530

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2014 (Unaudited)

Global X SuperDividend™ ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.0%
Telstra	1,869,252	$9,064,682
Utilities — 2.0%
DUET Group	4,648,683	9,371,387
Spark Infrastructure Group	5,575,185	9,141,516
		18,512,903
TOTAL AUSTRALIA		166,165,040
BELGIUM— 1.0%
Telecommunications — 1.0%
Belgacom	295,242	9,035,847
BERMUDA— 1.0%
Industrials — 1.0%
Ship Finance International	507,845	8,953,307
BRAZIL— 2.3%
Financials — 1.2%
Banco do Brasil	1,022,300	10,769,740
Utilities — 1.1%
Transmissora Alianca de Energia Eletrica	1,183,800	10,448,339
TOTAL BRAZIL		21,218,079
CANADA— 8.5%
Basic Materials — 0.8%
Canexus (A)	1,676,247	7,371,480
Consumer Services — 1.0%
Parkland Fuel (A)	513,214	9,505,263
Financials — 0.4%
AGF Management, Cl B	355,858	3,964,259
Oil & Gas — 5.3%
Bonterra Energy	178,820	9,327,256
Canadian Oil Sands	470,247	10,193,941
Crescent Point Energy (A)	251,631	10,236,966
Freehold Royalties (A)	434,744	9,860,623
Veresen (A)	603,168	8,920,536
		48,539,322
Telecommunications — 1.0%
Bell Aliant (A)	370,607	9,129,501
TOTAL CANADA		78,509,825
FINLAND— 3.8%
Basic Materials — 1.0%
UPM-Kymmene	503,720	8,805,316
Health Care — 0.9%
Orion, Cl B	286,658	8,737,342

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2014 (Unaudited)

Global X SuperDividend™ ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.0%
Elisa	320,499	$9,573,174
Utilities — 0.9%
Fortum	363,454	8,203,935
TOTAL FINLAND		35,319,767
FRANCE— 7.9%
Financials — 2.0%
Euler Hermes	68,722	8,289,925
Fonciere Des Regions	97,014	9,848,105
		18,138,030
Industrials — 2.0%
Bouygues (A)	214,789	9,659,247
Veolia Environnement (A)	497,594	9,278,112
		18,937,359
Oil & Gas — 1.1%
Total	140,590	10,041,028
Utilities — 2.8%
Electricite de France	225,027	8,630,510
GDF Suez	356,073	8,978,395
Suez Environnement	454,110	8,914,618
		26,523,523
TOTAL FRANCE		73,639,940
GERMANY— 1.0%
Telecommunications — 1.0%
Freenet	267,779	9,255,985
HONG KONG— 2.0%
Technology — 1.1%
VTech Holdings	758,149	10,463,365
Telecommunications — 0.9%
SmarTone Telecommunications Holdings	7,894,815	8,136,202
TOTAL HONG KONG		18,599,567
ISRAEL— 1.1%
Telecommunications — 1.1%
Bezeq	5,319,839	9,638,893
ITALY— 1.1%
Utilities — 1.1%
Hera	3,463,019	10,194,959
NETHERLANDS— 1.0%
Financials — 1.0%
Corio	198,020	9,267,765

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2014 (Unaudited)

Global X SuperDividend™ ETF

	Shares	Value
COMMON STOCK — continued
NORWAY— 0.9%
Oil & Gas — 0.9%
Seadrill	246,484	$8,604,113
POLAND— 0.9%
Basic Materials — 0.9%
KGHM Polska Miedz *	231,385	8,364,602
PORTUGAL— 1.1%
Utilities — 1.1%
EDP - Energias de Portugal	2,144,851	10,414,787
RUSSIA— 0.7%
Consumer Services — 0.7%
CTC Media	778,573	6,750,228
SINGAPORE— 6.0%
Industrials — 2.0%
Hutchison Port Holdings Trust, Cl U	13,973,772	9,502,165
Venture	1,509,361	9,234,106
		18,736,271
Real Estate Investment Trusts — 3.0%
Ascendas	5,213,849	9,523,582
Mapletree Logistics Trust	10,885,263	9,550,761
Suntec Real Estate Investment Trust	6,747,385	9,230,091
		28,304,434
Telecommunications — 1.0%
StarHub	2,682,106	8,878,312
TOTAL SINGAPORE		55,919,017
SOUTH AFRICA— 1.1%
Financials — 1.1%
Redefine Properties *	10,713,925	10,122,752
SWEDEN— 0.9%
Telecommunications — 0.9%
TeliaSonera	1,179,917	8,557,855
TAIWAN— 0.9%
Industrials — 0.9%
Chong Hong Construction	3,157,600	8,710,116
TURKEY— 1.2%
Consumer Goods — 1.2%
Ford Otomotiv Sanayi *	976,084	11,024,889
UNITED KINGDOM— 6.7%
Financials — 5.7%
Admiral Group	360,537	8,510,007
Amlin	1,212,978	9,168,810

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2014 (Unaudited)

Global X SuperDividend™ ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Intermediate Capital Group	1,202,926	$9,009,556
Provident Financial	290,062	9,731,093
Resolution	1,452,221	7,314,066
Standard Life	1,374,523	8,869,837
		52,603,369
Utilities — 1.0%
SSE	371,833	9,573,940

TOTAL UNITED KINGDOM		62,177,309
UNITED STATES— 29.3%
Consumer Goods — 1.1%
Vector Group (A)	465,039	9,905,331
Financials — 4.5%
AGF Management, Cl B	516,280	5,774,592
BGC Partners, Cl A	1,256,385	9,008,280
Home Loan Servicing Solutions	426,522	9,447,462
New York Community Bancorp (A)	559,519	8,622,188
OneBeacon Insurance Group, Cl A	563,356	8,698,217
		41,550,739
Health Care — 2.0%
AstraZeneca	131,691	10,370,211
PDL BioPharma (A)	1,027,237	8,721,242
		19,091,453
Industrials — 1.9%
Costamare	426,813	9,150,871
RR Donnelley & Sons	479,719	8,443,054
		17,593,925
Real Estate Investment Trusts — 16.5%
American Capital Mortgage Investment	449,818	8,906,396
Apollo Commercial Real Estate Finance	528,240	8,985,362
ARMOUR Residential	2,066,625	8,762,490
Capstead Mortgage	699,562	8,940,402
Chimera Investment	2,874,074	8,880,889
Franklin Street Properties	718,327	8,749,223
Hospitality Properties Trust	333,145	10,011,007
Invesco Mortgage Capital	542,223	9,038,857
Investors Real Estate Trust	1,007,952	8,789,341
Medical Properties Trust	674,821	9,110,084
New York Mortgage Trust (A)	1,195,219	8,808,764
NorthStar Realty Finance	596,586	9,557,308

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2014 (Unaudited)

Global X SuperDividend™ ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Omega Healthcare Investors (A)	280,294	$9,748,625
PennyMac Mortgage Investment Trust	368,042	8,626,905
Resource Capital	1,483,415	8,158,783
Sabra Health Care	316,505	9,485,655
Starwood Property Trust	368,253	8,856,485
		153,416,576
Telecommunications — 3.3%
Consolidated Communications Holdings	460,461	9,172,383
Frontier Communications (A)	1,912,399	11,378,774
Windstream Holdings (A)	1,131,146	10,259,494
		30,810,651
TOTAL UNITED STATES		272,368,675
TOTAL COMMON STOCK
(Cost $828,346,809)		912,813,317

PREFERRED STOCK — 1.0%
BRAZIL— 1.0%
Utilities — 1.0%
AES Tiete	1,210,756	9,535,094
(Cost $11,405,370)		9,535,094

REPURCHASE AGREEMENTS — 10.2%
Barclays
0.040%, dated 04/30/14, to be repurchased on 05/01/14 repurchase price $90,000,100 (collateralized by U.S. Treasury Bills, ranging in par value $9,995,652-$25,732,478, 0.625%-4.625%, 10/15/16-11/15/21 with a total market value of $91,800,030) (B)	$90,000,000	90,000,000
Deutsche Bank
0.040%, dated 04/30/14, to be repurchased on 05/01/14 repurchase price $4,430,699 (collateralized by U.S. Treasury Bills, par value $4,008,893, 4.500%, 05/15/17 with a total market value of $4,443,292) (B)	4,430,694	4,430,694
TOTAL REPURCHASE AGREEMENTS
(Cost $94,430,694)		94,430,694

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2014 (Unaudited)

Global X SuperDividend™ ETF

	Face Amount(1)	Value
TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 05/01/14	782,430	$782,430
0.238%, 05/01/14, CAD	32,378	29,541
0.067%, 05/01/14, GBP	1	2
2.250%, 05/01/14, NZD	11	9
0.005%, 05/01/14, SGD	130,255	103,897
TOTAL TIME DEPOSITS
(Cost $915,879)		915,879
TOTAL INVESTMENTS — 109.6%
(Cost $935,098,752)		$1,017,694,984

Percentages are based on Net Assets of $928,731,072.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at April 30, 2014. The total value of securities on loan at April 30, 2014 was $90,187,629.

(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2014 was $94,430,694.

(1)	In U.S. Dollars unless otherwise indicated.

CAD — Canadian Dollar

Cl — Class

GBP — Great British Pound

NZD — New Zealand Dollar

SGD — Singapore Dollar

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$912,813,317	$—	$—	$912,813,317
Preferred Stock	9,535,094	—	—	9,535,094
Repurchase Agreements	—	94,430,694	—	94,430,694
Time Deposits	—	915,879	—	915,879
Total Investments in Securities	$922,348,411	$95,346,573	$—	$1,017,694,984

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2014 (Unaudited)

Global X SuperDividend™ U.S. ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 83.3%
Consumer Goods — 10.9%
Altria Group	48,165	$1,931,898
Lorillard	35,323	2,098,893
Philip Morris International	21,595	1,844,861
Reynolds American	34,957	1,972,623
Vector Group (A)	90,514	1,927,948
		9,776,223
Consumer Services — 3.9%
Six Flags Entertainment	42,463	1,704,465
Thomson Reuters	49,402	1,787,364
		3,491,829
Financials — 7.5%
Apollo Residential Mortgage	103,359	1,669,248
Chimera Investment	560,489	1,731,911
Ellington Financial	69,195	1,637,845
New York Community Bancorp	108,112	1,666,006
		6,705,010
Health Care — 3.9%
Eli Lilly	29,353	1,734,762
Merck	30,315	1,775,247
		3,510,009
Industrials — 3.9%
Covanta Holding	96,296	1,776,661
Iron Mountain	59,512	1,692,521
		3,469,182

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2014 (Unaudited)

Global X SuperDividend™ U.S. ETF

	Shares	Value
COMMON STOCK — continued

Oil & Gas — 5.8%
Chevron	15,061	$1,890,457
LinnCo	54,093	1,490,803
Spectra Energy	45,200	1,794,892
		5,176,152
Real Estate Investment Trusts — 14.7%
ARMOUR Residential	400,056	1,696,237
Capstead Mortgage	136,311	1,742,055
Colony Financial	74,117	1,612,045
CommonWealth	63,140	1,604,387
Mack-Cali Realty	77,876	1,586,334
New York Mortgage Trust	233,406	1,720,202
Resource Capital	289,899	1,594,445
Starwood Property Trust	71,717	1,724,794
		13,280,499
Telecommunications — 8.3%
AT&T	51,906	1,853,044
CenturyLink	55,038	1,921,377
Verizon Communications	35,905	1,677,841
Windstream Holdings (A)	220,593	2,000,778
		7,453,040
Utilities — 24.4%
Ameren	41,563	1,716,968
Avista	57,280	1,841,552
Consolidated Edison	30,745	1,784,132
Duke Energy	23,822	1,774,501
Empire District Electric	71,252	1,732,849
Entergy	26,422	1,915,595
Ferrellgas Partners (A)	68,234	1,695,615
Northwest Natural Gas	40,575	1,796,255
Pepco Holdings (A)	82,515	2,208,101
PPL	53,610	1,787,358
Southern	40,080	1,836,866
TECO Energy	101,947	1,830,968
		21,920,760
TOTAL COMMON STOCK
(Cost $70,918,662)		74,782,704

MASTER LIMITED PARTNERSHIPS — 16.4%
Basic Materials — 2.1%
PetroLogistics	139,738	1,911,616

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2014 (Unaudited)

Global X SuperDividend™ U.S. ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued

Oil & Gas — 14.3%
Enbridge Energy Partners (A)	62,735	$1,879,541
Energy Transfer Partners (A)	31,668	1,747,757
Enterprise Products Partners (A)	26,043	1,904,524
Memorial Production Partners	77,760	1,822,694
ONEOK Partners (A)	30,633	1,745,775
QR Energy	98,010	1,809,265
TC PipeLines (A)	36,179	1,918,934
		12,828,490
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $13,675,357)		14,740,106

REPURCHASE AGREEMENTS — 7.9%

Barclays
0.040%, dated 04/30/14, to be repurchased on 05/01/14 repurchase price $6,000,007 (collateralized by U.S. Treasury Bills, ranging in par value $666,377-$1,715,499, 0.625%-4.625%, 10/15/16-11/15/21 with a total market value of $6,120,002) (B)	$6,000,000	6,000,000

Deutsche Bank
0.040%, dated 04/30/14, to be repurchased on 05/01/14 repurchase price $1,032,276 (collateralized by U.S. Treasury Bills, par value $934,003, 4.500%, 05/15/17 with a total market value of $1,035,210) (B)	1,032,275	1,032,275

TOTAL REPURCHASE AGREEMENTS
(Cost $7,032,275)		7,032,275

TOTAL INVESTMENTS — 107.6%
(Cost $91,626,294)		$96,555,085

Percentages are based on Net Assets of $89,762,391.

(A)	This security or a partial position of this security is on loan at April 30, 2014. The total value of securities on loan at April 30, 2014 was $6,817,175.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2014 was $7,032,275.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$74,782,704	$—	$—	$74,782,704
Master Limited Partnerships	14,740,106	—	—	14,740,106
Repurchase Agreements	—	7,032,275	—	7,032,275
Total Investments in Securities	$89,522,810	$7,032,275	$—	$96,555,085

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Canada Preferred ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value

PREFERRED STOCK — 99.4%

CANADA— 99.4%

Consumer Goods — 2.6%
George Weston, Ser I, 5.800%	3,605	$83,641
Loblaw, Ser A, 5.950%	3,453	83,108
		166,749
Financials — 64.2%
Bank of Montreal, Ser 13, 4.500%	4,484	106,572
Bank of Montreal, Ser 23, 5.400%(A)	5,140	121,413
Bank of Montreal, Ser 25, 3.900%(A)	3,489	78,913
Bank of Nova Scotia, Ser 16, 5.250%	5,022	120,275
Bank of Nova Scotia, Ser 20, 5.000%(A)	2,727	63,693
Bank of Nova Scotia, Ser 32, 3.700%(A)	5,777	129,450
Brookfield Asset Management, Ser 22, 7.000%(A)	4,584	107,401
Brookfield Asset Management, Ser 24, 5.400%(A)	3,917	93,096
Brookfield Asset Management, Ser 32, 4.500%(A)	4,545	108,271
Brookfield Office Properties, Ser L, 6.750%(A)	4,090	95,790
Brookfield Office Properties, Ser N, 6.150%	4,490	106,919
Brookfield Office Properties, Ser P, 5.150%(A)	4,883	113,560
Brookfield Renewable Power Preferred Equity, Ser 3, 4.400%(A)	3,853	84,369
Canadian Imperial Bank of Commerce, Ser 27, 5.600%	4,173	96,896
Canadian Imperial Bank of Commerce, Ser 33, 5.350%(A)	4,172	96,568
Fairfax Financial Holdings, Ser C, 5.750%(A)	4,117	94,844
Fairfax Financial Holdings, Ser G, 5.000%(A)	3,826	75,818
Fairfax Financial Holdings, Ser I, 5.000%(A)	4,938	105,874
Great-West Lifeco, Ser G, 5.200%	4,704	105,449
Great-West Lifeco, Ser I, 4.500%	4,704	96,136
Great-West Lifeco, Ser P, 5.400%	3,856	89,043
Industrial Alliance Insurance & Financial Services, Ser G, 4.300%(A)	3,839	91,067
Intact Financial, Ser 1, 4.200%(A)	3,846	85,514
Intact Financial, Ser 3, 4.200%(A)	3,835	90,972
Manulife Financial, Ser 1, 5.600%(A)	3,989	92,951
Manulife Financial, Ser 2, 4.650%	3,985	83,623
Manulife Financial, Ser 4, 6.600%(A)	5,448	126,352
Power Corp of Canada, Ser D, 5.000%	3,853	82,927

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Canada Preferred ETF

	Shares	Value
PREFERRED STOCK — continued

Financials — continued
Power Financial, Ser P, 4.400%(A)	4,301	$93,707
Power Financial, Ser R, 5.500%	4,112	95,630
Power Financial, Ser S, 4.800%	4,707	102,166
Royal Bank of Canada, Ser AJ, 5.000%(A)	8,733	205,726
Royal Bank of Canada, Ser AV, 6.250%(A)	8,796	202,877
Sun Life Financial, Ser 1, 4.750%	5,910	125,744
Sun Life Financial, Ser 2, 4.800%	4,552	97,805
Sun Life Financial, Ser 4, 4.450%	4,432	89,364
Toronto-Dominion Bank, Ser AK, 6.250%(A)	5,103	117,745
Toronto-Dominion Bank, Ser O, 4.850%	6,484	152,213
		4,026,733
Oil & Gas — 17.2%
Enbridge, Ser B, 4.000%(A)	7,551	173,610
Enbridge, Ser F, 4.000%(A)	7,551	171,474
Enbridge, Ser N, 4.000%(A)	6,795	158,646
Husky Energy, Ser 1, 4.450%(A)	4,609	96,465
Pembina Pipeline, Ser 1, 4.250%(A)	3,849	86,774
TransCanada, Ser 1, 4.600%(A)	8,319	183,602
TransCanada, Ser 3, 4.000%(A)	4,998	95,259
TransCanada, Ser 5, 4.400%(A)	5,345	111,869
		1,077,699
Telecommunications — 9.3%
BCE, Ser AF, 4.541%(A)	5,572	111,333
BCE, Ser AG, 4.500%(A)	3,863	79,195
BCE, Ser AK, 4.150%(A)	9,450	197,441
Bell Aliant, Ser A, 4.850%(A)	4,734	92,861
Shaw Communications, Ser A, 4.500%(A)	4,929	101,184
		582,014
Utilities — 6.1%
Brookfield Renewable Power Preferred Equity, Ser I, 5.250%(A)	3,835	85,724
Canadian Utilities, Ser Y, 4.000%(A)	4,997	118,354
Emera, Ser C, 4.100%(A)	3,938	90,433
Fortis, Ser K, 4.000%(A)	3,846	88,251
		382,762
TOTAL PREFERRED STOCK
(Cost $6,980,262)		6,235,957

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Canada Preferred ETF

	Face Amount	Value
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 05/01/14
(Cost $4,234)	$4,234	$4,234
TOTAL INVESTMENTS — 99.5%
(Cost $6,984,496)		$6,240,191

Percentages are based on Net Assets of $6,271,123.

Ser — Series

(A) Floating rate security - Rate disclosed is the rate in effect on April 30, 2013.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$6,235,957	$—	$—	$6,235,957
Time Deposit	—	4,234	—	4,234
Total Investments in Securities	$6,235,957	$4,234	$—	$6,240,191

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Social Media Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%

CHINA— 23.6%

Technology — 23.6%
Changyou.com ADR *(A)	12,980	$363,829
NetEase ADR	32,931	2,242,272
Renren ADR *	304,172	1,000,726
SINA *	175,595	8,393,441
Tencent Holdings	206,133	12,847,170
Youku.com ADR *	109,671	2,444,566
YY ADR *	47,000	2,695,920
TOTAL CHINA		29,987,924

GERMANY— 0.9%

Technology — 0.9%
XING	9,064	1,158,653

JAPAN— 11.6%

Technology — 11.6%
Dena	317,321	5,338,603
Gree *	305,635	2,977,576
Mixi	23,080	1,207,786
Nexon	678,622	5,297,015
TOTAL JAPAN		14,820,980

RUSSIA— 6.1%

Technology — 6.1%
Mail.ru Group GDR *	64,128	1,742,358
Yandex, Cl A *	225,936	5,987,304
TOTAL RUSSIA		7,729,662

TAIWAN— 1.0%

Technology — 1.0%
PChome Online	187,330	1,284,102

UNITED STATES— 56.8%

Consumer Goods — 0.9%
King Digital Entertainment *	67,400	1,155,910

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Social Media Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Technology — 55.9%
Angie's List *(A)	128,158	$1,449,467
Demand Media *	135,527	563,792
Facebook, Cl A *	228,192	13,641,318
Google, Cl A *	12,268	6,561,908
Groupon, Cl A *	895,690	6,260,873
Jive Software *(A)	114,209	854,283
LinkedIn, Cl A *	78,969	12,119,373
Nutrisystem	83,235	1,248,525
Pandora Media *	234,055	5,481,568
Twitter *(A)	143,842	5,605,523
United Online *	42,241	500,556
Weibo ADR *	257,000	5,026,920
Yelp, Cl A *	98,995	5,773,388
Zynga, Cl A *	1,484,822	6,013,529
		71,101,023
TOTAL UNITED STATES		72,256,933
TOTAL COMMON STOCK
(Cost $144,700,295)		127,238,254

REPURCHASE AGREEMENTS — 3.9%
Barclays
0.040%, dated 04/30/14, to be repurchased on 05/01/14 repurchase price $4,000,004 (collateralized by U.S. Treasury Bills, ranging in par value $45,262-$1,161,716, 0.625%-4.625%, 10/15/16-11/15/21 with a total market value of $4,144,394) (B)	$4,000,000	4,000,000
Deutsche Bank
0.040%, dated 04/30/14, to be repurchased on 05/01/14 repurchase price $1,042,751 (collateralized by U.S. Treasury Bills, par value $943,480, 4.500%, 05/15/17 with a total market value of $1,045,715) (B)	1,042,750	1,042,750
TOTAL REPURCHASE AGREEMENTS
(Cost $5,042,750)		5,042,750
TOTAL INVESTMENTS — 103.9%
(Cost $149,743,045)		$132,281,004

Percentages are based on Net Assets of $127,271,950.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2014. The total value of securities on loan at April 30, 2014 was $4,917,245.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2014 was $5,042,750.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Social Media Index ETF

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$127,238,254	$—	$—	$127,238,254
Repurchase Agreements	—	5,042,750	—	5,042,750
Total Investments in Securities	$127,238,254	$5,042,750	$—	$132,281,004

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Permanent ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Face Amount/Shares(1)	Value
U.S. TREASURY OBLIGATIONS — 47.5%
U.S. Treasury Bonds
4.625%, 02/15/40	531,500	$647,931
4.375%, 11/15/39	1,104,800	1,297,447
3.875%, 08/15/40	610,100	662,531
U.S. Treasury Notes
2.625%, 12/31/14	615,300	625,707
2.500%, 03/31/15	617,800	631,338
2.375%, 02/28/15	619,000	630,703
2.125%, 11/30/14	627,400	634,924
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,203,336)		5,130,581

EXCHANGE TRADED COMMODITIES — 24.7%
ETFS Physical Gold *	8,610	1,082,966
ETFS Physical Silver *	23,335	432,239
ETFS Physical Silver, GBP *	3,802	70,382
Gold Bullion Securities *	8,719	1,082,725
TOTAL EXCHANGE TRADED COMMODITIES
(Cost $3,663,722)		2,668,312

COMMON STOCK — 20.7%

AUSTRALIA— 0.4%

Basic Materials — 0.4%
BHP Billiton ADR	555	39,150

BRAZIL— 0.3%

Basic Materials — 0.3%
Vale ADR, Cl B	2,623	34,676

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
CANADA— 0.2%
Basic Materials — 0.2%
Potash Corp of Saskatchewan	742	$26,831
CHINA— 0.4%
Oil & Gas — 0.4%
PetroChina ADR	338	38,978
NETHERLANDS— 0.4%
Oil & Gas — 0.4%
Royal Dutch Shell ADR, Cl A	600	47,244
SINGAPORE— 0.3%
Consumer Goods — 0.3%
Wilmar International	10,413	28,240
SWITZERLAND— 0.4%
Basic Materials — 0.4%
Glencore Xstrata	8,289	44,574
UNITED KINGDOM— 1.3%
Basic Materials — 0.9%
Anglo American	1,836	49,040
Rio Tinto ADR	861	46,744
		95,784
Oil & Gas — 0.4%
BP	5,082	42,834
TOTAL UNITED KINGDOM		138,618
UNITED STATES— 17.0%
Basic Materials — 0.3%
Mosaic	674	33,727
Consumer Goods — 1.6%
Altria Group	606	24,307
Archer-Daniels-Midland	1,033	45,173
Coca-Cola	464	18,926
Monsanto	346	38,302
PepsiCo	230	19,755
Philip Morris International	195	16,659
Procter & Gamble	222	18,326
		181,448
Consumer Services — 1.6%
Amazon.com *	69	20,985
Comcast, Cl A	466	24,120
CVS Caremark	326	23,707
eBay *	363	18,814
Home Depot	247	19,639
McDonald's	217	22,000

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Wal-Mart Stores	246	$19,608
Walt Disney	293	23,247
		172,120
Financials — 2.1%
American Express	251	21,945
American International Group	428	22,740
Bank of America	1,463	22,150
Berkshire Hathaway, Cl B *	167	21,518
Citigroup	389	18,637
Goldman Sachs Group *	119	19,018
JPMorgan Chase	353	19,761
Mastercard, Cl A	310	22,800
US Bancorp	521	21,246
Visa, Cl A	96	19,451
Wells Fargo	451	22,388
		231,654
Health Care — 1.6%
AbbVie	329	17,134
Amgen	182	20,339
Bristol-Myers Squibb	402	20,136
Gilead Sciences	364	28,570
Johnson & Johnson	215	21,777
Merck	399	23,366
Pfizer	610	19,081
UnitedHealth Group	287	21,536
		171,939
Industrials — 1.5%
3M	170	23,645
Boeing	185	23,869
General Electric	800	21,512
Honeywell International	232	21,553
Union Pacific	122	23,232
United Parcel Service, Cl B	275	27,088
United Technologies	203	24,021
		164,920
Oil & Gas — 1.0%
Chevron	291	36,526
Exxon Mobil	386	39,530
Schlumberger	267	27,114
		103,170
Real Estate Investment Trusts — 5.1%
American Tower, Cl A	697	58,213
AvalonBay Communities	383	52,299

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Equity Residential	966	$57,419
General Growth Properties	2,600	59,722
HCP	1,150	48,139
Health Care	782	49,336
ProLogis	1,382	56,151
Public Storage	343	60,200
Simon Property Group	342	59,234
Ventas	751	49,626
		550,339
Technology — 1.8%
Apple	48	28,324
Cisco Systems	759	17,541
Google, Cl A *	23	12,302
Google, Cl C *	23	12,113
Intel	742	19,804
International Business Machines	109	21,415
Microsoft	541	21,857
Oracle	739	30,210
QUALCOMM	358	28,178
		191,744
Telecommunications — 0.4%
AT&T	576	20,563
Verizon Communications	364	17,010
		37,573
TOTAL UNITED STATES		1,838,634
TOTAL COMMON STOCK
(Cost $2,085,249)		2,236,945

EXCHANGE TRADED FUNDS — 6.8%
Vanguard FTSE All-World ex-US ETF, Cl U	7,101	362,577
Vanguard Small-Cap ETF	3,354	369,577
TOTAL EXCHANGE TRADED FUNDS
(Cost $629,325)		732,154
TOTAL INVESTMENTS — 99.7%
(Cost $11,581,632)		$10,767,992

Percentages are based on Net Assets of $10,801,664.

*	Non-income producing security.

(1)	In U.S. Dollars unless otherwise indicated.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE — Financial Times and London Stock Exchange

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Permanent ETF

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$5,130,581	$—	$5,130,581
Exchange Traded Commodities	2,668,312	—	—	2,668,312
Common Stock	2,236,945	—	—	2,236,945
Exchange Traded Funds	732,154	—	—	732,154
Total Investments in Securities	$5,637,411	$5,130,581	$—	$10,767,992

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Guru™ Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 97.8%
ARGENTINA— 2.0%
Oil & Gas — 2.0%
YPF ADR	362,701	$10,322,470
CANADA— 3.7%
Health Care — 1.8%
Valeant Pharmaceuticals International *	68,462	9,154,054
Industrials — 1.9%
Canadian Pacific Railway	63,958	9,975,529
TOTAL CANADA		19,129,583
CHINA— 1.7%
Technology — 1.7%
Baidu ADR *	57,691	8,875,760
IRELAND— 1.6%
Health Care — 1.6%
Endo International *	132,260	8,325,106
MEXICO— 1.9%
Telecommunications — 1.9%
America Movil ADR, Ser L	480,254	9,643,500
UNITED STATES— 86.9%
Basic Materials — 2.3%
Celanese, Cl A	191,295	11,751,252
Consumer Goods — 13.6%
Deckers Outdoor *(A)	116,272	9,179,674
Delphi Automotive	154,331	10,315,484
General Motors	277,446	9,566,338

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Guru™ Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Lear	130,178	$10,812,585
Mondelez International, Cl A	293,270	10,455,075
NIKE, Cl B	133,427	9,733,500
Procter & Gamble	129,156	10,661,828
		70,724,484
Consumer Services — 12.3%
Burlington Stores *	389,132	10,113,540
CBS, Cl B	151,241	8,735,680
Delta Air Lines	324,307	11,944,227
Extended Stay America	378,353	8,153,507
Pandora Media *	264,104	6,185,316
priceline.com *	7,712	8,928,568
Twenty-First Century Fox	311,986	9,771,402
		63,832,240
Financials — 17.5%
American Homes 4 Rent, Cl A	599,731	9,625,683
American International Group	199,879	10,619,571
CIT Group	209,775	9,030,814
Citigroup	203,067	9,728,940
Hartford Financial Services Group	287,886	10,326,471
Howard Hughes *	75,540	10,784,090
JPMorgan Chase	171,444	9,597,435
Mastercard, Cl A	129,364	9,514,722
Nationstar Mortgage Holdings *(A)	343,291	11,235,915
		90,463,641
Health Care — 4.9%
Alere *	281,660	9,407,444
Theravance *(A)	247,669	6,667,249
Thermo Fisher Scientific	81,165	9,252,810
		25,327,503
Industrials — 9.6%
Boeing	76,756	9,903,059
FleetCor Technologies *	83,891	9,574,480
Lockheed Martin (A)	62,014	10,178,978
RR Donnelley & Sons	549,462	9,670,531
Spirit Aerosystems Holdings, Cl A *	338,653	10,169,750
		49,496,798
Oil & Gas — 6.1%
Hess	124,628	11,111,832
Pioneer Natural Resources	52,810	10,206,589
SandRidge Energy *(A)	1,530,317	10,497,975
		31,816,396

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Guru™ Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — 16.7%
Apple	18,380	$10,845,854
CACI International, Cl A *	136,254	9,490,091
Catamaran *	190,660	7,197,415
Facebook, Cl A *	148,993	8,906,802
Micron Technology *	394,479	10,303,792
Microsoft	267,963	10,825,705
Motorola Solutions	152,699	9,708,603
NXP Semiconductor *	176,576	10,527,461
VeriSign *(A)	180,641	8,522,642
		86,328,365
Telecommunications — 3.9%
Crown Castle International	134,779	9,802,477
Sprint *	1,222,871	10,394,403
		20,196,880
TOTAL UNITED STATES		449,937,559
TOTAL COMMON STOCK
(Cost $508,708,576)		506,233,978

MASTER LIMITED PARTNERSHIP — 2.1%
UNITED STATES— 2.1%
Oil & Gas — 2.1%
Enterprise Products Partners (A)
(Cost $9,448,300)	150,791	11,027,346

REPURCHASE AGREEMENTS — 5.3%
Barclays
0.040%, dated 04/30/14, to be repurchased on 05/01/14 repurchase price
$26,000,029 (collateralized by U.S. Treasury Bills, ranging in par value $2,887,633-$7,433,827, 0.625%-4.625%, 10/15/16-11/15/21, with a total market value of $26,520,009) (B)	$26,000,000	26,000,000
Deutsche Bank
0.040%, dated 04/30/14, to be repurchased on 05/01/14 repurchase price
$1,558,712 (collateralized by U.S. Treasury Bills, par value $1,410,321, 4.500%, 05/15/17 with a total market value of $1,563,142) (B)	1,558,710	1,558,710
TOTAL REPURCHASE AGREEMENTS
(Cost $27,558,710)		27,558,710

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Guru™ Index ETF

	Face Amount	Value
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 05/01/14
(Cost $496,620)	$496,620	$496,620
TOTAL INVESTMENTS — 105.3%
(Cost $546,212,206)		$545,316,654

Percentages are based on Net Assets of $517,650,854.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at April 30, 2014. The total value of securities on loan at April 30, 2014 was $26,852,095.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2014 was $27,558,710.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$506,233,978	$—	$—	$506,233,978
Master Limited Partnership	11,027,346	—	—	11,027,346
Repurchase Agreements	—	27,558,710	—	27,558,710
Time Deposit	—	496,620	—	496,620
Total Investments in Securities	$517,261,324	$28,055,330	$—	$545,316,654

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Guru™ International Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA— 2.2%
Oil & Gas — 2.2%
YPF ADR	1,122	$31,932
BELGIUM— 2.1%
Consumer Goods — 2.1%
Anheuser-Busch InBev ADR	290	30,688
BRAZIL— 10.4%
Consumer Goods — 2.5%
BRF ADR	1,634	36,928
Financials — 5.4%
Banco Bradesco ADR	2,596	38,602
Banco Santander Brasil ADR	6,058	40,286
		78,888
Oil & Gas — 2.5%
Petroleo Brasileiro ADR *	2,704	37,532
TOTAL BRAZIL		153,348
CANADA— 23.8%
Basic Materials — 3.9%
Barrick Gold	1,472	25,716
Teck Resources, Cl B	1,348	30,694
		56,410
Consumer Goods — 2.0%
Gildan Activewear, Cl A	580	29,667
Consumer Services — 2.0%
Imax *	1,132	29,025
Financials — 2.1%
Brookfield Asset Management, Cl A	738	31,040

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Guru™ International Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.0%
Canadian Pacific Railway	190	$29,634
Oil & Gas — 9.0%
Canadian Natural Resources	814	33,187
Penn West Petroleum	3,684	33,377
Suncor Energy	906	34,972
Talisman Energy	2,926	30,225
		131,761
Technology — 2.8%
BlackBerry *	2,900	22,214
Canadian Solar *	686	18,604
		40,818
TOTAL CANADA		348,355
CHINA— 10.1%
Consumer Services — 4.6%
Home Inns & Hotels Management ADR *	764	21,713
Vipshop Holdings ADR *	178	24,954
Youku.com ADR *	874	19,482
		66,149
Health Care — 1.9%
Mindray Medical International ADR	856	28,299
Technology — 3.6%
Baidu ADR *	174	26,770
Ctrip.com International ADR *	564	26,361
		53,131
TOTAL CHINA		147,579
COLOMBIA— 2.3%
Financials — 2.3%
BanColombia ADR	584	33,247
FINLAND— 2.0%
Technology — 2.0%
Nokia ADR	3,894	29,205
HONG KONG— 1.6%
Consumer Services — 1.6%
Melco Crown Entertainment ADR *	672	22,969
INDIA— 4.0%
Industrials — 2.2%
Tata Motors ADR	858	32,106
Technology — 1.8%
Infosys ADR	484	25,996
TOTAL INDIA		58,102

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Guru™ International Index ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA— 2.0%
Telecommunications — 2.0%
Telekomunikasi Indonesia ADR	744	$29,537
ISRAEL— 4.2%
Consumer Goods — 2.2%
SodaStream International *	760	32,323
Health Care — 2.0%
Teva Pharmaceutical Industries ADR	606	29,609
TOTAL ISRAEL		61,932
LUXEMBOURG— 2.0%
Basic Materials — 2.0%
Ternium ADR	1,010	28,947
MEXICO— 2.1%
Telecommunications — 2.1%
America Movil ADR, Ser L	1,562	31,365
NETHERLANDS— 8.0%
Industrials — 5.8%
AerCap Holdings *	702	29,295
Chicago Bridge & Iron	354	28,345
Koninklijke Philips	864	27,613
		85,253
Oil & Gas — 2.2%
Royal Dutch Shell ADR, Cl A	410	32,283
TOTAL NETHERLANDS		117,536
NORWAY— 2.4%
Oil & Gas — 2.4%
Golar LNG	798	35,272
RUSSIA— 1.6%
Technology — 1.6%
Yandex, Cl A *	874	23,161
TAIWAN— 2.3%
Technology — 2.3%
Taiwan Semiconductor Manufacturing ADR	1,662	33,406
UNITED KINGDOM— 5.9%
Oil & Gas — 4.1%
BP ADR	608	30,777
Ensco, Cl A	578	29,160
		59,937

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Guru™ International Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Telecommunications — 1.8%
Vodafone Group ADR	722	$27,407
TOTAL UNITED KINGDOM		87,344
UNITED STATES— 10.8%
Health Care — 1.6%
Novadaq Technologies *	1,468	22,974
Industrials — 1.9%
Scorpio Bulkers *	3,114	27,870
Oil & Gas — 2.0%
Kosmos Energy *	2,732	29,834
Technology — 3.6%
NXP Semiconductor *	518	30,883
SINA *	448	21,414
		52,297
Telecommunications — 1.7%
VimpelCom ADR	3,054	25,654
TOTAL UNITED STATES		158,629
TOTAL COMMON STOCK
(Cost $1,482,893)		1,462,554

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 05/01/14
(Cost $911)	$911	911
TOTAL INVESTMENTS — 99.9%
(Cost $1,483,804)		$1,463,465

Percentages are based on Net Assets of $1,465,438.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,462,554	$—	$—	$1,462,554
Time Deposit	—	911	—	911
Total Investments in Securities	$1,462,554	$911	$—	$1,463,465

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Guru™ Small Cap Index ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 94.9%
ARGENTINA— 1.4%
Financials — 1.4%
Banco Macro ADR *	978	$29,888
AUSTRALIA— 1.1%
Basic Materials — 1.1%
Tronox, Cl A	960	23,520
CANADA— 4.6%
Basic Materials — 0.9%
Dominion Diamond *	1,595	20,081
Consumer Services — 1.0%
Imax *	855	21,922
Industrials — 2.0%
Masonite International *	387	21,324
Progressive Waste Solutions	900	21,933
		43,257
Technology — 0.7%
Canadian Solar *	519	14,075
TOTAL CANADA		99,335
CYPRUS— 0.8%
Technology — 0.8%
QIWI ADR	564	16,317
GREECE— 0.9%
Industrials — 0.9%
Aegean Marine Petroleum Network	2,208	20,380
ISRAEL— 1.0%
Technology — 1.0%
RADWARE *	1,296	21,423

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Guru™ Small Cap Index ETF

	Shares	Value
COMMON STOCK — continued
LUXEMBOURG— 1.0%
Financials — 1.0%
Altisource Portfolio Solutions *	219	$22,713
NORWAY— 1.2%
Oil & Gas — 1.2%
Golar LNG	603	26,653
UNITED STATES— 82.9%
Basic Materials — 6.3%
Axiall	537	25,024
Flotek Industries *	849	23,780
Resolute Forest Products *	1,086	19,374
Sensient Technologies	411	22,215
SunCoke Energy *	987	20,599
Texas Industries *	267	23,149
		134,141
Consumer Goods — 9.3%
American Axle & Manufacturing Holdings *	1,137	20,068
Cooper Tire & Rubber	993	24,974
Cooper-Standard Holding *	369	25,000
Federal-Mogul Holdings *	1,182	20,354
Libbey *	939	25,043
MDC Holdings	744	20,534
Ryland Group	489	18,773
Steven Madden *	618	22,007
Wolverine World Wide	840	23,604
		200,357
Consumer Services — 16.0%
Children's Place Retail Stores	411	19,728
DeVry Education Group	549	24,721
Education Management *	3,792	15,054
Houghton Mifflin Harcourt *	1,149	23,474
ITT Educational Services *	726	19,602
LifeLock *	1,137	17,851
Marriott Vacations Worldwide *	420	22,882
Monro Muffler Brake	372	20,981
Office Depot *	4,545	18,589
Orient-Express Hotels, Cl A *	1,536	20,122
Overstock.com *	1,056	16,917
Pinnacle Entertainment *	930	21,641
Scientific Games, Cl A *	1,614	19,336
Sears Hometown and Outlet Stores *	924	21,816
TAL Education Group ADR *	948	20,970

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Guru™ Small Cap Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Tile Shop Holdings *	1,350	$19,028
Vail Resorts	324	22,430
		345,142
Financials — 10.1%
Ambac Financial Group *	657	19,828
American Capital Mortgage Investment	1,125	22,275
Enstar Group *	177	22,851
MBIA *	1,527	18,507
Nationstar Mortgage Holdings *	729	23,860
NMI Holdings, Cl A *	2,154	24,448
PennyMac Financial Services, Cl A *	1,204	19,107
St. Joe *	1,197	21,366
Walker & Dunlop *	1,398	21,921
Walter Investment Management *	849	22,566
		216,729
Health Care — 6.9%
Aegerion Pharmaceuticals *	399	17,660
Aerie Pharmaceuticals *	909	14,235
Depomed *	1,617	22,654
Halozyme Therapeutics *	1,515	11,287
Hill-Rom Holdings	594	22,192
LifePoint Hospitals *	411	22,983
Vivus *	3,681	19,141
Wright Medical Group *	690	18,871
		149,023
Industrials — 8.3%
American Railcar Industries	312	21,665
Dycom Industries *	741	23,267
GenCorp *	1,164	20,440
Meritor *	1,800	21,366
Nortek *	312	25,634
Quad	1,017	22,018
Scorpio Bulkers *	2,355	21,077
Swift Transportation, Cl A *	909	21,862
		177,329
Oil & Gas — 14.5%
Basic Energy Services *	945	24,967
CARBO Ceramics	180	25,184
Enbridge Energy Management	831	24,415
Energy XXI Bermuda	948	22,686
Forest Oil *	12,597	23,430
Key Energy Services *	2,463	24,728
Magnum Hunter Resources *	2,661	22,618

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Guru™ Small Cap Index ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Northern Oil and Gas *	1,590	$24,534
Penn Virginia *	1,455	24,211
Rosetta Resources *	483	22,865
Scorpio Tankers	2,244	20,218
SemGroup, Cl A	336	21,464
Stone Energy *	612	30,019
		311,339
Technology — 10.4%
CACI International, Cl A *	282	19,641
Carbonite *	2,130	21,065
Entegris *	1,842	20,428
Lexmark International, Cl A	540	23,220
Mentor Graphics	1,014	20,990
Qlik Technologies *	738	16,221
Spansion, Cl A *	1,365	24,338
Tableau Software, Cl A *	234	12,933
Universal Display *	660	17,193
Veeco Instruments *	573	21,184
Zillow, Cl A *	270	29,349
		226,562
Telecommunications — 1.1%
Intelsat *	1,137	20,671
Leap Wireless *(A)	856	2,157
		22,828
TOTAL UNITED STATES		1,783,450
TOTAL COMMON STOCK
(Cost $2,140,440)		2,043,679

MASTER LIMITED PARTNERSHIPS — 5.2%
UNITED STATES— 5.2%
Financials — 0.9%
Och-Ziff Capital Management Group, Cl A	1,599	19,172
Oil & Gas — 4.3%
Atlas Energy	528	21,622
EnLink Midstream Partners	720	21,233
Equities Midstream Partners	339	26,113
NGL Energy Partners	609	23,550
		92,518
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $111,689)		111,690
TOTAL INVESTMENTS — 100.1%
(Cost $2,252,129)		$2,155,369

Percentages are based on Net Assets of $2,152,651.

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	April 30, 2014 (Unaudited)

Global X Guru™ Small Cap Index ETF

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

(A) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2014 was $2,157 and represents 0.1% of Net Assets.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$2,041,522	$—	$2,157	$2,043,679
Master Limited Partnerships	111,690	—	—	111,690
Total Investments in Securities	$2,153,212	$—	$2,157	$2,155,369

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	April 30, 2014 (Unaudited)

Global X SuperIncome™ Preferred ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 100.2%
Basic Materials — 2.5%
Cliffs Natural Resources, 7.000% (B)	126,828	$2,411,000
Consumer Goods — 2.0%
CHS, 7.100%(A)	70,217	1,939,394
Financials — 70.1%
Aegon, 8.000%	61,085	1,742,144
Aegon, 7.250%	121,993	3,099,842
Ally Financial, 8.500%(A)	49,927	1,350,026
Annaly Capital Management, 7.625%	50,941	1,273,525
Annaly Capital Management, 7.500%	78,268	1,928,523
Aviva, 8.250%	68,393	1,900,642
Barclays Bank, 8.125%(B)	97,168	2,517,623
Barclays Bank, 7.750%	42,201	1,093,850
Barclays Bank, 7.100%	50,121	1,286,606
Citigroup, 7.125%(A)	46,663	1,266,901
Citigroup, 6.875%	23,638	598,514
Citigroup Capital XIII, 7.875%(A)(B)	110,784	3,019,972
Deutsche Bank Contingent Capital Trust III, 7.600%	105,374	2,897,785
Deutsche Bank Contingent Capital Trust V, 8.050%	74,087	2,087,031
First Niagara Financial Group, 8.625%(A)	59,274	1,720,724
GMAC Capital Trust I, 8.125%(A)	129,596	3,562,594
Hatteras Financial, 7.625%	49,104	1,173,586
HSBC Holdings, 8.125%	67,210	1,758,886
HSBC Holdings, 8.000%	116,641	3,149,307
ING Groep, 7.375%	84,337	2,179,268
ING Groep, 7.200%	62,330	1,608,737
ING Groep, 7.050%	45,085	1,160,488
KKR Financial Holdings, 7.375%	63,251	1,603,413
Lloyds Banking Group, 7.750%	146,668	3,945,369
Merrill Lynch Capital Trust III, 7.375%	61,315	1,577,022
Merrill Lynch Preferred Capital Trust III, 7.000%	61,382	1,569,538

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	April 30, 2014 (Unaudited)

Global X SuperIncome™ Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Financials — continued
Merrill Lynch Preferred Capital Trust V, 7.280%	69,541	$1,783,031
NorthStar Realty Finance, 8.250%	59,239	1,484,529
Royal Bank of Scotland Group, 7.250%	105,455	2,677,503
Royal Bank of Scotland Group, 6.750%	42,554	1,032,360
Royal Bank of Scotland Group, 6.600%	54,114	1,296,030
Santander Finance Preferred SAU, 10.500%	141,052	3,692,741
SLM, 6.000%	49,943	1,119,722
Wells Fargo, 8.000%	168,604	4,978,876
		69,136,708
Real Estate Investment Trusts — 14.7%
American Realty Capital Properties, 6.700%	182,622	4,304,400
CBL & Associates Properties, 7.375%	77,426	1,970,492
CommonWealth, 7.250%	47,056	1,212,163
Digital Realty Trust, 7.375%	50,882	1,292,403
Digital Realty Trust, 7.000%	48,880	1,226,888
Hospitality Properties Trust, 7.125%	49,425	1,275,165
National Retail Properties, 6.625%	48,305	1,211,489
Vornado Realty, 7.875%	78,277	2,023,460
		14,516,460
Telecommunications — 7.9%
Qwest, 7.500%	61,583	1,643,034
Qwest, 7.375%	70,981	1,895,903
Qwest, 7.000%	55,892	1,461,017
Telephone & Data Systems, 7.000%	50,731	1,299,728
United States Cellular, 6.950%	57,784	1,465,980
		7,765,662
Utilities — 3.0%
Dominion Resources, 8.375%	116,789	2,978,120
TOTAL PREFERRED STOCK
(Cost $97,406,853)		98,747,344

REPURCHASE AGREEMENT — 1.3%
Deutsche Bank
0.040%, dated 04/30/14, to be repurchased on 05/01/14 repurchase price
$1,306,551 (collateralized by U.S. Treasury Bills, par value $1,182,167, 4.500%, 05/15/17 with a total market value of $1,310,265) (C)
(Cost $1,306,550)	$1,306,550	1,306,550

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	April 30, 2014 (Unaudited)

Global X SuperIncome™ Preferred ETF

	Face Amount	Value
TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 05/01/14
(Cost $163,548)	$163,548	$163,548
TOTAL INVESTMENTS — 101.7%
(Cost $98,876,951)		$100,217,442

Percentages are based on Net Assets of $98,575,419.

(A)	Floating rate security - Rate disclosed is the rate in effect on April 30, 2014.
(B)	This security or a partial position of this security is on loan at April 30, 2014. The total value of securities on loan at April 30, 2014 was $1,272,857.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of April 30, 2014 was $1,306,550.

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$98,747,344	$—	$—	$98,747,344
Repurchase Agreement	—	1,306,550	—	1,306,550
Time Deposit	—	163,548	—	163,548
Total Investments in Securities	$98,747,344	$1,470,098	$—	$100,217,442

For the period ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of April 30, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

37

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Global X SuperDividend™ ETF	Global X SuperDividend™ U.S. ETF		Global X Canada Preferred ETF	Global X Social Media Index ETF	Global X Permanent ETF
Assets:
Cost of Investments	$840,668,058	$84,594,019		$6,984,496	$144,700,295	$11,581,632
Cost of Repurchase Agreements	94,430,694	7,032,275		—	5,042,750	—
Cost of Foreign Currency	426,102	—		238,302	23,604	—
Investments, at Value	$923,264,290 *	$89,522,810	*	$6,240,191	$127,238,254 *	$10,767,992
Repurchase Agreements, at Value	94,430,694	7,032,275		—	5,042,750	—
Foreign Currency, at Value	428,151	—		238,302	23,610	—
Cash	27,269	163,549		—	—	—
Dividend and Interest Receivable	4,806,026	106,137		10,892	121,664	49,235
Reclaim Receivable	627,763	—		—	67	65
Receivable for Investment Securities Sold	42,056	—		—	17,690,613	—
Receivable for Capital Shares Sold	—	—		—	1,703,000	—
Total Assets	1,023,626,249	96,824,771		6,489,385	151,819,958	10,817,292
Liabilities:
Obligation to Return Securities Lending Collateral	94,430,694	7,032,275		—	5,042,750	—
Payable due to Investment Adviser	422,426	30,105		3,194	71,258	4,249
Payable for Investment Securities Purchased	42,057	—		215,068	19,377,951	—
Cash Overdraft	—	—		—	55,853	11,379
Unrealized Depreciation on Spot Foreign Currency Contracts	—	—		—	196	—
Total Liabilities	94,895,177	7,062,380		218,262	24,548,008	15,628
Net Assets	$928,731,072	$89,762,391		$6,271,123	$127,271,950	$10,801,664
Net Assets Consist of:
Paid-in Capital	$854,704,918	$83,248,931		$7,788,840	$147,487,574	$11,923,135
Undistributed (Distributions in Excess of) Net Investment Income	(5,493,920)	(66,069)		9,598	(189,736)	319
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(3,111,959)	1,650,738		(783,003)	(2,563,592)	(308,150)
Net Unrealized Appreciation (Depreciation) on Investments	82,596,232	4,928,791		(744,305)	(17,462,041)	(813,640)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	35,801	—		(7)	(255)	—
Net Assets	$928,731,072	$89,762,391		$6,271,123	$127,271,950	$10,801,664
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	37,200,000	3,200,000		500,000	7,350,000	450,000

Net Asset Value, Offering and Redemption Price Per Share	$24.97	$28.05		$12.54	$17.32	$24.00
*Includes Market Value of Securities on Loan	$90,187,629	$6,817,175		$—	$4,917,245	$—

The accompanying notes are an integral part of the financial statements.

38

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Global X Guru™ Index ETF		Global X Guru™ International Index ETF	Global X Guru™ Small Cap Index ETF	Global X SuperIncome™ Preferred ETF
Assets:
Cost of Investments	$518,653,496		$1,483,804	$2,252,129	$97,570,401
Cost of Repurchase Agreements	27,558,710		—	—	1,306,550
Investments, at Value	$517,757,944	*	$1,463,465	$2,155,369	$98,910,892 *
Repurchase Agreements, at Value	27,558,710		—	—	1,306,550
Dividend and Interest Receivable	276,223		2,824	104	149,617
Receivable for Capital Shares Sold	—		—	—	1,503,500
Reclaim Receivable	—		58	—	—
Total Assets	545,592,877		1,466,347	2,155,473	101,870,559
Liabilities:
Obligation to Return Securities Lending Collateral	27,558,710		—	—	1,306,550
Payable due to Investment Adviser	320,333		—	—	44,509
Payable for Investment Securities Purchased	46,385		—	—	1,501,936
Cash Overdraft	16,595		—	1,481	442,145
Payable due to Administrator	—		909	1,341	—
Total Liabilities	27,942,023		909	2,822	3,295,140
Net Assets	$517,650,854		$1,465,438	$2,152,651	$98,575,419
Net Assets Consist of:
Paid-in Capital	$500,292,981		$1,483,000	$2,253,000	$97,443,598
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss)	373,084		2,777	(715)	(719)
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	17,880,341		—	(2,874)	(207,951)
Net Unrealized Appreciation (Depreciation) on Investments	(895,552)		(20,339)	(96,760)	1,340,491
Net Assets	$517,650,854		$1,465,438	$2,152,651	$98,575,419
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	21,200,000		100,000	150,000	6,550,000

Net Asset Value, Offering and Redemption Price Per Share	$24.42		$14.65	$14.35	$15.05
*Includes Market Value of Securities on Loan	$26,852,095		$—	$—	$1,272,857

The accompanying notes are an integral part of the financial statements.

39

Statements of Operations

For the period ended April 30, 2014 (Unaudited)

	Global X SuperDividend™ ETF	Global X SuperDividend™ U.S. ETF		Global X Canada Preferred ETF		Global X Social Media Index ETF		Global X Permanent ETF
Investment Income:
Dividend Income	$26,972,192	$2,019,459		$185,578		$217,233		$39,702
Interest Income	1,077	23		4		41		58,185
Security Lending Income	315,918	16,072		—		49,400		—
Less: Foreign Taxes Withheld	(1,067,254)	—		(27,836)		(31,981)		(165)
Total Investment Income	26,221,933	2,035,554		157,746		234,693		97,722
Supervision and Administration Fees(1)	2,361,207	145,454		20,476		421,315		31,439
Total Expenses	2,361,207	145,454		20,476		421,315		31,439
Net Investment Income (Loss)	23,860,726	1,890,100		137,270		(186,622)		66,283
Net Realized Gain (Loss) on:
Investments	16,494,297	2,364,887	(2)	(466,069	)(2)	(241,169	)(2)	(5,004	)(2)
Foreign Currency Transactions	(47,929)	—		(2,502)		7,104		13
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	16,446,368	2,364,887		(468,571)		(234,065)		(4,991)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	30,002,497	3,406,389		176,326		(20,054,388)		142,180
Foreign Currency Translations	24,661	—		110		735		—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	30,027,158	3,406,389		176,436		(20,053,653)		142,180
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	46,473,526	5,771,276		(292,135)		(20,287,718)		137,189
Net Increase(Decrease) in Net Assets Resulting from Operations	$70,334,252	$7,661,376		$(154,865)		$(20,474,340)		$203,472

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

40

Statements of Operations

For the period ended April 30, 2014 (Unaudited)

	Global X Guru™ Index ETF	Global X Guru™ International Index ETF(2)	Global X Guru™ Small Cap Index ETF(2)	Global X SuperIncome™ Preferred ETF
Investment Income:
Dividend Income	$2,324,413	$4,782	$1,418	$2,703,597
Interest Income	114	—	—	66
Security Lending Income	148,421	—	—	12,594
Less: Foreign Taxes Withheld	(14,841)	(499)	(31)	—
Total Investment Income	2,458,107	4,283	1,387	2,716,257
Supervision and Administration Fees(1)	1,670,818	1,506	2,102	216,376
Total Expenses	1,670,818	1,506	2,102	216,376
Net Investment Income (Loss)	787,289	2,777	(715)	2,499,881
Net Realized Gain (Loss) on:
Investments	18,046,612 (3)	—	(2,874)	800,633	(3)
Net Realized Gain (Loss) on Investments	18,046,612	—	(2,874)	800,633
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(21,889,637)	(20,339)	(96,760)	908,249
Net Change in Unrealized Appreciation (Depreciation) on Investments	(21,889,637)	(20,339)	(96,760)	908,249
Net Realized and Unrealized Gain (Loss) on Investments	(3,843,025)	(20,339)	(99,634)	1,708,882
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,055,736)	$(17,562)	$(100,349)	$4,208,763

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	The Fund commenced operations March 10, 2014.
(3)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

41

Statements of Changes in Net Assets

	Global X SuperDividend™ ETF		Global X SuperDividend™ U.S. ETF
	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)	Period Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013(1) (Audited)
Operations:
Net Investment Income	$23,860,726	$29,155,457	$1,890,100	$1,450,539
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	16,446,368	(14,284,101)	2,364,887 (2)	(979,751)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	30,027,158	52,400,521	3,406,389	1,522,402
Net Increase in Net Assets Resulting from Operations	70,334,252	67,271,877	7,661,376	1,993,190
Dividends and Distributions from:
Net Investment Income	(25,204,175)	(35,106,732)	(1,807,825)	(1,478,850)
Total Dividends and Distributions	(25,204,175)	(35,106,732)	(1,807,825)	(1,478,850)
Capital Share Transactions:
Issued	108,363,000	586,001,500	48,064,500	51,365,000
Redeemed	—	(5,757,000)	(16,035,000)	—
Increase in Net Assets from Capital Share Transactions	108,363,000	580,244,500	32,029,500	51,365,000
Total Increase in Net Assets	153,493,077	612,409,645	37,883,051	51,879,340
Net Assets:
Beginning of Period	775,237,995	162,828,350	51,879,340	—
End of Period	$928,731,072	$775,237,995	$89,762,391	$51,879,340
Distributions in Excess of Net Investment Income	$(5,493,920)	$(5,379,769)	$(66,069)	$(28,311)
Share Transactions:
Issued	4,550,000	25,450,000	1,800,000	2,000,000
Redeemed	—	(250,000)	(600,000)	—
Net Increase in Shares Outstanding from Share Transactions	4,550,000	25,200,000	1,200,000	2,000,000

(1)	The Fund commenced operations on March 11, 2013.
(2)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

42

Statements of Changes in Net Assets

	Global X Canada Preferred ETF		Global X Social Media Index ETF
	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)	Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Audited)
Operations:
Net Investment Income (Loss)	$137,270	$443,151	$(186,622)	$(1,263)
Net Realized Loss on Investments and Foreign Currency Transactions	(468,571) (1)	(405,953)	(234,065) (1)	(263,977)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	176,436	(897,819)	(20,053,653)	4,168,340
Net Increase (Decrease) in Net Assets Resulting from Operations	(154,865)	(860,621)	(20,474,340)	3,903,100
Dividends and Distributions from:
Net Investment Income	(143,175)	(468,097)	(1,764)	(98,361)
Total Dividends and Distributions	(143,175)	(468,097)	(1,764)	(98,361)
Capital Share Transactions:
Issued	—	726,000	68,195,000	84,127,501
Redeemed	(1,222,000)	(6,100,500)	(16,394,500)	(5,456,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,222,000)	(5,374,500)	51,800,500	78,671,501
Total Increase (Decrease) in Net Assets	(1,520,040)	(6,703,218)	31,324,396	82,476,240
Net Assets:
Beginning of Period	7,791,163	14,494,381	95,947,554	13,471,314
End of Period	$6,271,123	$7,791,163	$127,271,950	$95,947,554
Undistributed (Distributions in Excess of) Net Investment Income	$9,598	$18,863	$(189,736)	$(1,262)
Share Transactions:
Issued	—	50,000	3,250,000	4,300,000
Redeemed	(100,000)	(450,000)	(850,000)	(400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	(400,000)	2,400,000	3,900,000

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

43

Statements of Changes in Net Assets

	Global X Permanent ETF
	Period Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013(1) (Audited)	Year Ended June 30, 2013 (Audited)
Operations:
Net Investment Income	$66,283	$43,524	$165,982
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(4,991) (2)	19,164	54,577
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	142,180	528,051	(1,434,759)
Net Increase (Decrease) in Net Assets Resulting from Operations	203,472	590,739	(1,214,200)
Dividends and Distributions from:
Net Investment Income	(217,743)	—	(114,515)
Net Realized Gains	(47,656)	—	—
Total Dividends and Distributions	(265,399)	—	(114,515)
Capital Share Transactions:
Issued	1,157,000	—	17,655,500
Redeemed	(4,770,000)	(1,162,000)	(16,138,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,613,000)	(1,162,000)	1,517,500
Total Increase (Decrease) in Net Assets	(3,674,927)	(571,261)	188,785
Net Assets:
Beginning of Period	14,476,591	15,047,852	14,859,067
End of Period	$10,801,664	$14,476,591	$15,047,852
Undistributed Net Investment Income	$319	$151,779	$92,317
Share Transactions:
Issued	50,000	—	700,000
Redeemed	(200,000)	(50,000)	(650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	(50,000)	50,000

(1)	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF changed its fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

44

Statements of Changes in Net Assets

	Global X Guru™ Index ETF
	Period Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013 (Audited)(1)	Year Ended June 30, 2013 (Audited)
Operations:
Net Investment Income	$787,289	$45,129	$90,358
Net Realized Gain on Investments and Foreign Currency Transactions	18,046,612 (2)	80,579	1,013,460
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(21,889,637)	19,607,750	1,093,978
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,055,736)	19,733,458	2,197,796
Dividends and Distributions from:
Net Investment Income	(424,262)	—	(20,046)
Net Realized Gains	(50,655)	—	(77,984)
Total Dividends and Distributions	(474,917)	—	(98,030)
Capital Share Transactions:
Issued	547,215,000	168,586,499	59,344,500
Redeemed	(267,093,000)	—	(14,244,000)
Increase in Net Assets from Capital Share Transactions	280,122,000	168,586,499	45,100,500
Total Increase in Net Assets	276,591,347	188,319,957	47,200,266
Net Assets:
Beginning of Period	241,059,507	52,739,550	5,539,284
End of Period	$517,650,854	$241,059,507	$52,739,550
Undistributed Net Investment Income	$373,084	$10,057	$10,056
Share Transactions:
Issued	21,950,000	7,500,000	2,950,000
Redeemed	(10,800,000)	—	(750,000)
Net Increase in Shares Outstanding from Share Transactions	11,150,000	7,500,000	2,200,000

(1)	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Guru™ Index ETF changed its fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

45

Statements of Changes in Net Assets

	Global X Guru™ International Index ETF	Global X Guru™ Small Cap Index ETF
	Period Ended April 30, 2014(1) (Unaudited)	Period Ended April 30, 2014(1) (Unaudited)
Operations:
Net Investment Income (Loss)	$2,777	$(715)
Net Realized Loss on Investments and Foreign Currency Transactions	—	(2,874)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(20,339)	(96,760)
Net Decrease in Net Assets Resulting from Operations	(17,562)	(100,349)
Capital Share Transactions:
Issued	1,483,000	2,253,000
Increase in Net Assets from Capital Share Transactions	1,483,000	2,253,000
Total Increase in Net Assets	1,465,438	2,152,651
Net Assets:
Beginning of Period	—	—
End of Period	$1,465,438	$2,152,651
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	$2,777	$(715)
Share Transactions:
Issued	100,000	150,000
Increase in Shares Outstanding from Share Transactions	100,000	150,000

(1)	The Fund commenced operations on March 10, 2014.

The accompanying notes are an integral part of the financial statements.

46

Statements of Changes in Net Assets

	Global X SuperIncome™ Preferred ETF
	Period Ended April 30, 2014 (Unaudited)	Period Ended October 31, 2013(1) (Audited)	Period Ended June 30, 2013(2) (Audited)
Operations:
Net Investment Income	$2,499,881	$1,017,923	$999,901
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	800,633 (3)	(823,814)	(173,657)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	908,249	1,490,613	(1,058,371)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,208,763	1,684,722	(232,127)
Dividends and Distributions from:
Net Investment Income	(2,728,767)	(978,675)	(796,414)
Net Realized Gains	—	—	(6,583)
Total Dividends and Distributions	(2,728,767)	(978,675)	(802,997)
Capital Share Transactions:
Issued	50,531,500	24,089,500	37,687,000
Redeemed	(13,401,000)	—	(1,482,500)
Increase in Net Assets from Capital Share Transactions	37,130,500	24,089,500	36,204,500
Total Increase in Net Assets	38,610,496	24,795,547	35,169,376
Net Assets:
Beginning of Period	59,964,923	35,169,376	—
End of Period	$98,575,419	$59,964,923	$35,169,376
Undistributed (Distributions in Excess of) Net Investment Income	$(719)	$228,167	$188,919
Share Transactions:
Issued	3,400,000	1,650,000	2,500,000
Redeemed	(900,000)	—	(100,000)
Net Increase in Shares Outstanding from Share Transactions	2,500,000	1,650,000	2,400,000

(1)	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X SuperIncome Preferred ETF changed its fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	The Fund commenced operations on July 16, 2012.
(3)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

47

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Net Realized Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X SuperDividend™ ETF
2014(Unaudited)	23.74	0.69	1.27	1.96	(0.73)	—	—	(0.73)	24.97	8.52	928,731	0.58	†	5.86	†	24.27	††
2013	21.86	1.34	2.27	3.61	(1.73)	—	—	(1.73)	23.74	17.34	775,238	0.58		5.93		45.00
2012	21.76	1.62	0.09	1.71	(1.61)	—	—	(1.61)	21.86	8.34	162,828	0.58		7.53		34.03
2011(1)	24.70	0.64	(3.02)	(2.38)	(0.56)	—	—	(0.56)	21.76	(9.56)	29,372	0.58	†	7.22	†	4.58	††
Global X SuperDividend™ U.S. ETF
2014(Unaudited)	25.94	0.77	2.11	2.88	(0.77)	—	—	(0.77)	28.05	11.35	89,762	0.45	†	5.85	†	54.31	††
2013(2)	25.15	0.98	0.82	1.80	(0.91)	—	(0.10)	(1.01)	25.94	7.32	51,879	0.45	†	6.02	†	20.36	††
Global X Canada Preferred ETF
2014(Unaudited)	12.99	0.24	(0.44)	(0.20)	(0.25)	—	—	(0.25)	12.54	(1.51)	6,271	0.58	†	3.89	†	22.27	††
2013	14.49	0.49	(1.48)	(0.99)	(0.51)	—	—	(0.51)	12.99	(7.03)	7,791	0.58		3.47		36.48
2012	14.48	0.54	—	0.54	(0.53)	—	—	(0.53)	14.49	3.78	14,494	0.58		3.73		38.15
2011(3)	14.97	0.27	(0.56)	(0.29)	(0.20)	—	—	(0.20)	14.48	(1.94)	7,962	0.58	†	4.28	†	3.02	††
Global X Social Media Index ETF
2014(Unaudited)	19.38	(0.03)	(2.03)	(2.06)	— ‡	—	—	— ‡	17.32	(10.63)	127,272	0.65	†	(0.29	)†	20.27	††
2013	12.83	—	6.66	6.66	(0.11)	—	—	(0.11)	19.38	52.34	95,948	0.65		(0.01)		55.96
2012(4)	14.93	0.12	(2.22)	(2.10)	—	—	—	—	12.83	(14.07)	13,471	0.65	†	0.88	†	91.78	††
Global X Permanent ETF
2014(Unaudited)	24.13	0.12	0.19	0.31	(0.36)	(0.08)	—	(0.44)	24.00	1.37	10,802	0.48	†	1.01	†	4.34	††
2013^	23.15	0.07	0.91	0.98	—	—	—	—	24.13	4.23	14,477	0.48	†	0.90	†	3.08	††
2013	24.77	0.25	(1.66)	(1.41)	(0.21)	—	—	(0.21)	23.15	(5.77)	15,084	0.48		0.98		44.44
2012(5)	25.04	0.09	(0.36)	(0.27)	—	—	—	—	24.77	(1.08)	14,859	0.48	†	0.92	†	14.89	††
Global X Guru™ Index ETF
2014(Unaudited)	23.99	0.04	0.42 ^^	0.46	(0.03)	— ‡	—	(0.03)	24.42	1.91	517,651	0.75	†	0.35	†	78.87	††
2013^	20.68	0.01	3.30	3.31	—	—	—	—	23.99	16.01	241,060	0.75	†	0.10	†	24.89	††
2013	15.83	0.17	5.66	5.83	(0.20)	(0.78)	—	(0.98)	20.68	38.08	52,740	0.75		0.85		77.25
2012(6)	14.96	0.02	0.85	0.87	—	—	—	—	15.83	5.82	5,539	0.75	†	1.90	†	1.90	††
Global X Guru™ International Index ETF
2014(7)(Unaudited)	14.83	0.03	(0.21)	(0.18)	—	—	—	—	14.65	(1.21)	1,465	0.75	†	1.38	†	—	††
Global X Guru™ Small Cap Index ETF
2014(7)(Unaudited)	15.01	(0.01)	(0.65)	(0.66)	—	—	—	—	14.35	(4.40)	2,153	0.75	†	(0.25	)†	1.22	††
Global X SuperIncome™ Preferred ETF
2014(Unaudited)	14.81	0.49	0.31	0.80	(0.56)	—	—	(0.56)	15.05	5.58	98,575	0.58	†	6.70	†	41.68	††
2013^	14.65	0.31	0.18	0.49	(0.33)	—	—	(0.33)	14.81	3.38	59,965	0.58	†	6.34	†	61.86	††
2013(8)	15.02	1.13	(0.47)	0.66	(1.02)	(0.01)	—	(1.03)	14.65	4.46	35,169	0.58	†	7.84	†	91.98	††

(1)	The Fund commenced operations on June 8, 2011.
(2)	The Fund commenced operations on March 11, 2013.
(3)	The Fund commenced operations on May 24, 2011.
(4)	The Fund commenced operations on November 14, 2011.
(5)	The Fund commenced operations on February 7, 2012.
(6)	The Fund commenced operations on July 4, 2012.
(7)	The Fund commenced operations on March 10, 2014.
(8)	The Fund commenced operations on July 16, 2012.
^	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF, Global X Guru Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome Preferred ETF each changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
^^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
‡	Less than $0.01 per share.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

48

Notes to Financial Statements
April 30, 2014 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2014, the Trust had seventy-nine portfolios, forty of which were operational. The financial statements herein and the related notes pertain to the Global X SuperDividend™ ETF, Global X SuperDividend™ U.S. ETF, Global X Canada Preferred ETF, Global X Social Media Index ETF, Global X Permanent ETF, Global X Guru™ Index ETF (formerly Global X Top Guru Holdings Index ETF), Global X Guru™ International Index ETF, Global X Guru™ Small Cap Index ETF, and Global X SuperIncome™ Preferred ETF (each a “Fund”, collectively, the “Funds”). Each Fund is non-diversified.

Effective July 1, 2013 the Global X Permanent ETF, Global X Guru Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome Preferred ETF each changed their fiscal year end to October 31. Their previous fiscal year end was June 30.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

MASTER LIMITED PARTNERSHIPS (“MLPs”) — MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units

49

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or, trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant

50

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

information reasonably available to the Committee. As of April 30, 2014, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, fair value of investments for which the Funds’ do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months or period ended April 30, 2014, there have been no significant changes to the Funds’ fair valuation methodologies.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and Bank of New York Mellon and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For Financial Statement purposes, the Funds gross up the securities lending collateral (included in Repurchase Agreements, at Value) and obligation to return securities lending collateral on the Statements of Assets and Liabilities.

51

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months or period ended April 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

52

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

INVESTMENTS IN REITS — With respect to the Funds, dividend income is recorded based on the income included in distributions received from the (Real Estate Investment Trust “REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit
	Shares	Creation Fee	Value	Redemption Fee
Global X SuperDividend™ ETF	50,000	$3,800	$1,248,500	$3,800
Global X SuperDividend™ U.S. ETF	50,000	750	1,402,500	750
Global X Canada Preferred ETF	50,000	1,000	627,000	1,000
Global X Social Media Index ETF	50,000	1,000	866,000	1,000
Global X Permanent ETF	50,000	1,000	1,200,000	1,000
Global X Guru™ Index ETF	50,000	750	1,221,000	750
Global X GuruTM International Index ETF	50,000	750	732,500	750
Global X Guru™ Small Cap Index ETF	50,000	750	717,500	750
Global X SuperIncome™ Preferred ETF	50,000	500	752,500	500

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total

53

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

3. RELATED PARTY TRANSACTIONS (concluded)

expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X SuperDividend™ ETF	0.58%
Global X SuperDividend™ U.S. ETF	0.45%
Global X Canada Preferred ETF	0.58%
Global X Social Media Index ETF	0.65%
Global X Permanent ETF	0.48%
Global X Guru™ Index ETF	0.75%
Global X GuruTM International Index ETF	0.75%
Global X Guru™ Small Cap Index ETF	0.75%
Global X SuperIncome™ Preferred ETF	0.58%

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

54

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2014, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X SuperDividend™ ETF	$200,990,768	$201,075,365
Global X SuperDividend™ U.S. ETF	37,155,728	50,269,436
Global X Canada Preferred ETF	1,565,215	1,570,972
Global X Social Media Index ETF	26,289,180	25,928,790
Global X Permanent ETF	556,016	2,351,234
Global X Guru™ Index ETF	348,098,151	521,422,701
Global X GuruTM International Index ETF	–	–
Global X Guru™ Small Cap Index ETF	28,830	26,945
Global X SuperIncomeTM Preferred ETF	31,798,354	31,571,858

For the period ended April 30, 2014, the purchases and sales of long-term U.S. Government securities were:

		Sales and
	Purchases	Maturities
Global X Permanent ETF	$403,247	$2,131,555

For the period ended April 30, 2014, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X SuperDividend ETF	$104,304,872	$-	$-
Global X SuperDividend US ETF	47,938,399	2,565,545	251,607
Global X Canada Preferred ETF	–	1,218,991	(168,070)
Global X Social Media Index ETF	67,459,703	16,197,480	4,668,575
Global X Permanent ETF	602,819	2,509,370	137,039
Global X Guru Index ETF	547,059,650	93,596,664	4,250,877
Global X Guru International Index ETF	1,482,893	–	–
Global X Guru Small Cap Index ETF	2,253,119	–	–
Global X SuperIncome Preferred ETF	50,522,952	13,616,202	873,051

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

55

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years or periods ended October 31, 2013 and October 31, 2012 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X SuperDividend™ ETF
2013	$35,106,732	$–	$–	$35,106,732
2012	4,983,491	–	–	4,983,491
Global X SuperDividend™ U.S. ETF
2013	$1,333,281	$–	$145,569	$1,478,850
Global X Canada Preferred ETF
2013	$468,097	$–	$–	$468,097
2012	426,223	–	–	426,223
Global X Social Media Index ETF
2013	$98,361	$–	$–	$98,361
2012	–	–	–	–
Global X Permanent ETF
2013*	$–	$–	$–	$–
2013**	114,515	–	–	114,515
2012	–	–	–	–
Global X Guru™ Index ETF
2013*	$–	$–	$–	$–
2013**	98,030	–	–	98,030
2012	–	–	–	–
Global X SuperIncome™ Preferred ETF
2013*	$978,675	$–	$–	$978,675
2013**	802,997	–	–	802,997

*For the period from July 1, 2013 to October 31, 2013

**For the year or period ended June 30, 2013

As of October 31, 2013, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X SuperDividend™ ETF	Global X SuperDividend™ U.S. ETF	Global X Canada Preferred ETF
Undistributed Ordinary Income	$2,820,999	$–	$15,503
Capital Loss Carryforwards	(18,271,023)	(1,039,239)	(290,539)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	44,346,098	1,699,147	(944,640)
Other Temporary Differences	3	1	(1)
Total Distributable Earnings (Accumulated Losses)	$28,896,077	$659,909	$(1,219,677)

56

Notes to Financial Statements (continued)
April 30, 2014 (Unaudited)

5. TAX INFORMATION (continued)

	Global X Social Media Index ETF	Global X Permanent ETF	Global X Guru™ Index ETF
Undistributed Ordinary Income	$1,764	$185,867	$10,055
Undistributed Long-Term Capital Gain	–	47,821	50,646
Capital Loss Carryforwards	(923,567)	(286,005)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	1,182,282	(1,007,227)	20,827,824
Other Temporary Differences	1	–	1
Total Distributable Earnings (Accumulated Losses)	$260,480	$(1,059,544)	$20,888,526

Global X SuperIncome™ Preferred ETF
Undistributed Ordinary Income	$402,086
Capital Loss Carryforwards	(566,439)
Unrealized Depreciation on Investments and Foreign Currency	(9,901)
Other Temporary Differences	(173,921)
Total Accumulated Losses	$(348,175)

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2013 through October 31, 2013.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2013, the Funds that had capital loss carryforwards are listed below:

Global X
SuperDividend
Expiration date	ETF
October 2019	$838,578

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

57

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

5. TAX INFORMATION (concluded)

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X SuperDividend™ ETF	$14,307,276	$3,125,169	$17,432,445
Global X SuperDividend™ U.S. ETF	1,039,239	-	1,039,239
Global X Canada Preferred ETF	232,921	57,618	290,539
Global X Social Media Index ETF	923,567	-	923,567
Global X Permanent ETF	286,005	-	286,005
Global X SuperIncome™ Preferred ETF	484,935	81,504	566,439

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2014 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperDividend™ ETF	$935,098,752	$108,638,553	$(26,042,321)	$82,596,232
Global X SuperDividend™ U.S. ETF	91,626,294	5,733,679	(804,888)	4,928,791
Global X Canada Preferred ETF	6,984,496	3,346	(747,651)	(744,305)
Global X Social Media Index ETF	149,743,045	6,567,532	(24,029,573)	(17,462,041)
Global X Permanent ETF	11,581,632	359,738	(1,173,378)	(813,640)
Global X Guru™ Index ETF	546,212,206	23,336,338	(24,231,890)	(895,552)
Global X GuruTM International Index ETF	1,483,804	68,786	(89,125)	(20,339)
Global X Guru™ Small Cap Index ETF	2,252,129	62,428	(159,188)	(96,760)
Global X SuperIncome™ Preferred ETF	98,876,951	1,632,955	(292,464)	1,340,491

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

58

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

6. CONCENTRATION OF RISKS (concluded)

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an Underlying Index in approximately the same proportions as in the Underlying Index. The Funds may utilize a representative sampling strategy with respect to their Underlying Indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their Underlying Indices, or, in certain instances, when securities in the Underlying Indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indices).

7. AUTHORIZED PARTICIPANTS

At April 30, 2014, the Funds’ total shares outstanding were originally acquired by Authorized Participants, in the form of Creation Units, as follows. However, the individual shares comprising such Creation Units are listed and traded on an exchange and have likely been purchased and sold by persons other than Authorized Participants.

	Authorized Participants	Shares Outstanding
Global X SuperDividend™ ETF	4	100%
Global X SuperDividend™ U.S. ETF	5	100%
Global X Canada Preferred ETF	3	100%
Global X Social Media Index ETF	6	100%
Global X Permanent ETF	4	100%
Global X Guru™ Index ETF	9	100%
Global X GuruTM International Index ETF	1	100%
Global X Guru™ Small Cap Index ETF	2	100%
Global X SuperIncomeTM Preferred ETF	5	100%

8. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the schedule of investments and statement of assets and liabilities. The obligation to return securities lending collateral is also recognized as a liability in the statement of assets and liabilities. It is the Funds’ policy to obtain

59

Notes to Financial Statements (concluded)

April 30, 2014 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (concluded)

additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2014, the value of securities on loan was $90,187,629, $6,817,175, $4,917,245, $26,852,095 and $1,272,857 for the Global X SuperDividend™ ETF, Global X SuperDividend™ U.S. ETF, Global X Social Media Index ETF, Global X Guru™ Index ETF and Global Superincome™ Preferred ETF, respectively and the value of securities purchased with the cash collateral held from securities on loan was $94,430,694, $7,032,275, $5,042,750, $27,558,710 and $1,306,550 for the Global X SuperDividend™ ETF, Global X SuperDividend™ U.S. ETF, Global X Social Media Index ETF, Global X Guru™ Index ETF and Global Superincome™ Preferred ETF, respectively.

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

60

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

61

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X SuperDividend™ ETF
Actual Fund Return	$1,000.00	$1,085.20	0.58%	$3.00
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2.91
Global X SuperDividend™ U.S. ETF
Actual Fund Return	$1,000.00	$1,113.50	0.45%	$2.36
Hypothetical 5% Return	1,000.00	1,022.56	0.45	2.26
Global X Canada Preferred ETF
Actual Fund Return	$1,000.00	$984.90	0.58%	$2.85
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2.91
Global X Social Media Index ETF
Actual Fund Return	$1,000.00	$892.70	0.65%	$3.05
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X Permanent ETF
Actual Fund Return	$1,000.00	$1,013.70	0.48%	$2.40
Hypothetical 5% Return	1,000.00	1,022.41	0.48	2.41
Global X Guru™ Index ETF
Actual Fund Return	$1,000.00	$1,019.10	0.75%	$3.75
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76
Global X Guru™ International Index ETF
Actual Fund Return(2)	$1,000.00	$987.90	0.75%	$1.04
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76
Global X Guru™ Small Cap Index ETF
Actual Fund Return(2)	$1,000.00	$956.00	0.75%	$1.02
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76
Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$1,055.80	0.58%	$2.96
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2.91

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 51/365 (to reflect the period from inception to date.)

62

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not "interested persons" of the mutual fund, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and approve each agreement with such changes as the Independent Trustees deem appropriate.

At a quarterly Board meeting held on November 15, 2013, the Board of Trustees (including the Independent Trustees) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund covered by this Semi-Annual Report (other than the Global X Guru International Index ETF and the Global X Guru Small Cap Index ETF) (each a "Renewal Fund") and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements." At the same meeting, the Board (including the Independent Trustees) also initially considered and unanimously approved (i) the initial Investment Advisory Agreement for the Global X Guru International Index ETF and the Global X Guru Small Cap Index ETF (each a “New Fund”) and (ii) the Supervision and Administration Agreement between the Trust, on behalf of each New Fund, and Global X Management. The Investment Advisory Agreements and Supervision and Administration Agreements for each New Fund are referred to herein as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information.

In determining to approve the New Fund Agreements and the continuation of the Renewal Agreements for each New Fund or each Renewal Fund (as applicable), the Board concluded that the New Fund Agreements and the Renewal Agreements were fair and reasonable and in the best interests of each New Fund or each Renewal Fund (as applicable) and its shareholders, respectively. In approving the New Fund Agreements and the continuation of the Renewal Agreements for each New Fund or each Renewal Fund (as applicable), the Board considered among other things the following categories of material factors. In addition, the Board based their determinations regarding the continuation of each of the Renewal Fund Agreements on their consideration of all of the materials provided to them by Global X Management and each Renewal Fund’s other service providers throughout the year.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Certain factors considered by the Board (including the Independent Trustees) with respect to the approval of the New Fund Agreements and the continuation of the Renewal Agreements is discussed separately below.

63

Approval of Investment Advisory Agreement (Unaudited) (continued)

NEW FUND AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services to be provided to each New Fund in accordance with the New Fund Agreements;
•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to each New Fund;
•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of each New Fund and the composition of each New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by each New Fund, (iv) select broker-dealers to execute portfolio transactions for each New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each New Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each New Fund that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each New Fund by shareholders and new investors;
•	the nature, extent and quality of Global X Management’s services (including advisory, administrative and compliance services) provided by or made available to each of the Renewal Funds and that would be made available to each New Fund; and
•	the quality of Global X Management’s resources and personnel that would be made available to each New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each New Fund.

64

Approval of Investment Advisory Agreement (Unaudited) (continued)

Performance

The Board determined that because each New Fund had not commenced operations, meaningful data relating to investment performance of each New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected cost to provide investment management, supervision and administrative and related services to each New Fund;
•	The unitary fee (including the proposed investment advisory fee) ("Management Fee") that was proposed to be borne by each New Fund under the New Fund Agreements for the investment advisory, supervisory and administrative services that each New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each New Fund); and
•	the expected profitability to Global X Management, if any, from all services to be provided to each New Fund and all aspects of the relationship between Global X Management and each New Fund.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with each New Fund would not be excessive.

65

Approval of Investment Advisory Agreement (Unaudited) (continued)

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other registered funds as well as the fees and expenses paid by other Funds that are series of the Trust under the same unitary Management Fee structure;
•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for each New Fund) and the expected total expense ratios for each New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for each New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each New Fund and that the proposed Management Fee for each New Fund was set at a competitive fee to make each New Fund viable in the marketplace; and
•	that Global X Management would be responsible for most ordinary expenses of each New Fund, including the costs of various third-party services required by each New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the proposed Management Fee and expected total expense ratio of each New Fund should not preclude approval of the New Fund Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each New Fund grows and whether the proposed unitary Management Fee for each New Fund reflected these economies of scale;
•	the significant investment of time, personnel and other resources that Global X Management intends to made in each New Fund in order to seek to assure that each New Fund is attractive to investors; and
•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded that approval of the proposed Management Fee for each New Fund was reasonable.

66

Approval of Investment Advisory Agreement (Unaudited) (continued)

Other Benefits

In considering the New Fund Agreements, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with each New Fund.

67

Approval of Investment Advisory Agreement (Unaudited) (continued)

RENEWAL AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;
•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund.
•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker- dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Renewal Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;
•	the nature, extent and quality of the all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and
•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Renewal Funds by Global X Management.

68

Approval of Investment Advisory Agreement (Unaudited) (continued)

Performance

With respect to this fact, the Board considered each Renewal Fund’s total return and investment performance relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and/or other registered funds in the same classification as each of the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds, and pertinent indexes.

Based on these considerations and comparisons, the Board concluded that the investment performance of each operational Renewal Fund did not adversely affect the Board approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each Renewal Fund. In this regard, the Board considered the Management Fee that has been borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided to the Renewal Funds and all aspects of Global X Management’s relationship with each of the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and services to the Renewal Funds and discussed with the Board its current and expected profitability with respect to the Renewal Funds. Global X Management noted that it was likely that it would not generate profits in the upcoming year from its services to certain of the smaller Renewal Funds because of the small amount of assets under management for those Renewal Funds.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with each of the Renewal Funds would not be excessive and should not preclude approval of the continuance of each Renewal Agreement.

69

Approval of Investment Advisory Agreement (Unaudited) (continued)

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by each of the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for each of the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds and fees and expenses paid by other funds that are series of the Trust under the same unified Management Fee structure;
•	the structure of the unified Management Fee (which includes as one component the investment advisory fee for each Renewal Fund) and the current total expense ratios for each of the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive fee to make each Renewal Fund viable in the marketplace; and
•	that Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as asset-based custody fees for certain of the Renewal Funds, taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the proposed Management Fee and total expense ratio of the Renewal Funds should not preclude approval of the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for each Renewal Fund reflected these economies of scale;
•	the significant investment of time, personnel and other resources that Global X Management has made and intends to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and
•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that continuation of the unitary Management Fee for each Renewal Fund was reasonable.

70

Approval of Investment Advisory Agreement (Unaudited) (concluded)

Other Benefits

The Board considered any other benefits realized by Global X Management as a result of its relationships with each Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

71

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

72

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-003-0300

Item 2.   Code of Ethics.

Not applicable for semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date:  July 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: July 3, 2014

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
Chief Financial Officer

Date: July 3, 2014

*     Print the name and title of each signing officer under his or her signature.